UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 04651

John Hancock Strategic Series (Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116 (Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service) Registrant's telephone number, including area code: 617-543-9634

Date of fiscal year end:	May 31
Date of reporting period:	November 30, 2022

ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant prepared the following semiannual reports to shareholders for the period ended November 30, 2022:

John Hancock Income Fund

John Hancock Managed Account Shares:

•John Hancock Managed Account Shares Investment-Grade Corporate Bond Portfolio

•John Hancock Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio

•John Hancock Managed Account Shares Securitized Debt Portfolio

Semiannual report
John Hancock
Income Fund
Fixed income
November 30, 2022

A message to shareholders
Dear shareholder,
U.S. bonds declined during the six months ended November 30, 2022, as bond yields rose to their highest levels in more than a decade. The catalyst was surging inflation, driven largely by rising food and energy prices. The U.S. Federal Reserve continued its inflation-fighting campaign by raising short-term interest rates four times during the period, boosting the federal funds rate target to its highest level since January 2008.
In this environment, bond yields moved broadly higher, with the 10-year U.S. Treasury bond yield cresting above 4% for the first time since 2008. In terms of sector performance, residential mortgage-backed securities and investment-grade corporate bonds declined the most, while high-yield corporate bonds and asset-backed securities held up the best.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
Global Head of Retail,
Manulife Investment Management
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Income Fund

2	Your fund at a glance
3	Portfolio summary
5	Your expenses
7	Fund’s investments
31	Financial statements
35	Financial highlights
42	Notes to financial statements
55	Shareholder meeting
56	Evaluation of advisory and subadvisory agreements by the Board of Trustees
63	More information
SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks a high level of current income.
AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/2022 (%)

The Bloomberg U.S. Aggregate Bond Index tracks the performance of U.S. investment-grade bonds in government, asset-backed, and corporate debt markets.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK INCOME FUND | SEMIANNUAL REPORT

Portfolio summary
PORTFOLIO COMPOSITION AS OF 11/30/2022 (% of net assets)

QUALITY COMPOSITION AS OF 11/30/2022 (% of net assets)

Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-22 and do not reflect subsequent downgrades or upgrades, if any.
SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND	3

COUNTRY COMPOSITION AS OF 11/30/2022 (% of net assets)
United States	62.5
Canada	6.2
Indonesia	3.0
United Kingdom	2.4
Norway	2.4
Mexico	2.2
Australia	1.7
Brazil	1.7
Supranational	1.6
New Zealand	1.5
Other countries	14.8
TOTAL	100.0
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
4	JOHN HANCOCK INCOME FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on June 1, 2022, with the same investment held until November 30, 2022.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2022, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on June 1, 2022, with the same investment held until November 30, 2022. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND	5

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 6-1-2022	Ending value on 11-30-2022	Expenses paid during period ended 11-30-2022[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$968.80	$4.05	0.82%
	Hypothetical example	1,000.00	1,021.00	4.15	0.82%
Class C	Actual expenses/actual returns	1,000.00	965.40	7.49	1.52%
	Hypothetical example	1,000.00	1,017.40	7.69	1.52%
Class I	Actual expenses/actual returns	1,000.00	970.20	2.57	0.52%
	Hypothetical example	1,000.00	1,022.50	2.64	0.52%
Class R2	Actual expenses/actual returns	1,000.00	968.30	4.44	0.90%
	Hypothetical example	1,000.00	1,020.60	4.56	0.90%
Class R4	Actual expenses/actual returns	1,000.00	969.60	3.26	0.66%
	Hypothetical example	1,000.00	1,021.80	3.35	0.66%
Class R5	Actual expenses/actual returns	1,000.00	970.50	2.27	0.46%
	Hypothetical example	1,000.00	1,022.80	2.33	0.46%
Class R6	Actual expenses/actual returns	1,000.00	970.80	2.03	0.41%
	Hypothetical example	1,000.00	1,023.00	2.08	0.41%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
6	JOHN HANCOCK INCOME FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 11-30-22 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 14.3%					$265,084,621
(Cost $281,055,615)
U.S. Government 10.8%					200,060,544
U.S. Treasury
Bond	2.000	02-15-50		15,390,000	10,512,693
Bond	2.375	02-15-42		17,275,000	13,438,735
Bond	2.750	11-15-42		6,190,000	5,083,296
Bond	3.000	02-15-49		22,685,000	19,245,919
Bond	3.000	08-15-52		5,490,000	4,700,813
Note	0.500	02-28-26		1,535,000	1,370,527
Note	1.500	01-31-27		16,290,000	14,783,175
Note	1.875	02-15-32		59,568,000	51,293,610
Note	2.375	03-31-29		5,865,000	5,397,404
Note	2.625	05-31-27		4,895,000	4,645,852
Note	2.750	08-15-32		20,690,000	19,164,113
Note	2.875	05-15-32		53,795,000	50,424,407
U.S. Government Agency 3.5%					65,024,077
Federal Home Loan Mortgage Corp. 30 Yr Pass Thru	4.500	08-01-52		6,713,309	6,544,989
Federal National Mortgage Association
30 Yr Pass Thru	4.500	09-01-52		10,426,599	10,223,826
30 Yr Pass Thru (A)	5.000	TBA		20,440,000	20,350,565

30 Yr Pass Thru (A)	5.500	TBA		27,590,000	27,904,697
Foreign government obligations 23.5%					$435,156,725
(Cost $493,196,159)
Australia 1.6%					30,177,608
Commonwealth of Australia	0.250	11-21-24	AUD	16,225,000	10,421,384
Commonwealth of Australia	0.500	09-21-26	AUD	3,560,000	2,185,808
Commonwealth of Australia	1.000	12-21-30	AUD	4,435,000	2,491,395
Commonwealth of Australia	1.000	11-21-31	AUD	4,555,000	2,498,252
New South Wales Treasury Corp.	1.250	03-20-25	AUD	3,440,000	2,222,959
New South Wales Treasury Corp.	3.000	05-20-27	AUD	11,090,000	7,331,149
Queensland Treasury Corp. (B)	2.750	08-20-27	AUD	4,645,000	3,026,661
Austria 0.1%					1,447,591
Republic of Austria (B)	0.500	02-20-29	EUR	1,550,000	1,447,591
Brazil 0.8%					13,912,534
Federative Republic of Brazil	10.000	01-01-23	BRL	15,845,000	3,161,125
Federative Republic of Brazil	10.000	01-01-25	BRL	43,110,000	8,203,806
Federative Republic of Brazil	10.000	01-01-27	BRL	13,815,000	2,547,603
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND	7

	Rate (%)	Maturity date		Par value^	Value
Canada 2.9%					$54,638,579
Canada Housing Trust No. 1 (B)	1.250	06-15-26	CAD	7,400,000	5,063,676
Canada Housing Trust No. 1 (B)	1.950	12-15-25	CAD	2,565,000	1,806,474
CPPIB Capital, Inc. (B)	2.250	12-01-31	CAD	3,210,000	2,109,749
Government of Canada	2.250	03-01-24	CAD	12,840,000	9,337,123
Province of Alberta	2.550	06-01-27	CAD	6,595,000	4,691,537
Province of Alberta	3.400	12-01-23	CAD	9,000,000	6,629,216
Province of British Columbia	2.850	06-18-25	CAD	3,408,000	2,469,194
Province of Ontario	1.350	12-02-30	CAD	14,635,000	9,138,294
Province of Ontario	2.900	06-02-28	CAD	4,350,000	3,125,506
Province of Ontario	3.450	06-02-45	CAD	3,895,000	2,626,472
Province of Quebec	0.200	04-07-25	EUR	2,695,000	2,640,275
Province of Quebec	1.500	12-15-23	GBP	2,037,000	2,391,017
Province of Quebec	3.750	09-01-24	CAD	3,530,000	2,610,046
China 0.9%					17,178,293
People’s Republic of China	1.990	04-09-25	CNY	34,810,000	4,816,881
People’s Republic of China	2.690	08-12-26	CNY	21,230,000	2,981,284
People’s Republic of China	2.880	11-05-23	CNY	66,520,000	9,380,128
Colombia 0.6%					10,454,984
Republic of Colombia	3.250	04-22-32		4,315,000	3,073,074
Republic of Colombia	4.500	03-15-29		1,120,000	954,000
Republic of Colombia	5.625	02-26-44		1,120,000	797,138
Republic of Colombia	6.250	11-26-25	COP	7,819,040,000	1,377,435
Republic of Colombia	10.000	07-24-24	COP	21,129,300,000	4,253,337
Finland 0.2%					2,989,490
Republic of Finland (B)	0.500	09-15-28	EUR	3,180,000	2,989,490
India 0.3%					5,589,853
Export-Import Bank of India (B)	3.875	02-01-28		3,075,000	2,838,542
Republic of India	6.100	07-12-31	INR	166,260,000	1,888,094
Republic of India	7.270	04-08-26	INR	69,990,000	863,217
Indonesia 2.6%					48,778,681
Republic of Indonesia	1.100	03-12-33	EUR	1,191,000	901,093
Republic of Indonesia (B)	2.150	07-18-24	EUR	3,335,000	3,388,295
Republic of Indonesia	3.050	03-12-51		4,315,000	3,061,939
Republic of Indonesia	3.550	03-31-32		3,440,000	3,104,911
Republic of Indonesia	3.850	10-15-30		1,650,000	1,545,993
Republic of Indonesia	5.125	04-15-27	IDR	30,632,000,000	1,851,063
Republic of Indonesia	6.125	05-15-28	IDR	53,219,000,000	3,276,915
Republic of Indonesia	6.375	04-15-32	IDR	111,122,000,000	6,782,736
Republic of Indonesia	6.500	06-15-25	IDR	154,471,000,000	9,846,935
Republic of Indonesia	6.625	05-15-33	IDR	30,647,000,000	1,889,269
Republic of Indonesia	7.500	06-15-35	IDR	19,373,000,000	1,271,501
8	JOHN HANCOCK INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Indonesia (continued)
Republic of Indonesia	7.500	05-15-38	IDR	15,237,000,000	$998,254
Republic of Indonesia	8.125	05-15-24	IDR	33,251,000,000	2,173,897
Republic of Indonesia	8.375	09-15-26	IDR	49,203,000,000	3,324,834
Republic of Indonesia	8.750	05-15-31	IDR	48,811,000,000	3,462,149
Republic of Indonesia	9.000	03-15-29	IDR	26,967,000,000	1,898,897
Ireland 0.5%					8,449,209
Republic of Ireland	0.200	05-15-27	EUR	3,850,000	3,674,365
Republic of Ireland	0.350	10-18-32	EUR	2,025,000	1,738,088
Republic of Ireland	1.100	05-15-29	EUR	3,130,000	3,036,756
Israel 0.1%					1,767,654
State of Israel	2.500	01-15-30		1,985,000	1,767,654
Italy 0.5%					8,683,072
Republic of Italy (B)	0.600	08-01-31	EUR	2,105,000	1,695,313
Republic of Italy	1.250	02-17-26		3,387,000	2,921,674
Republic of Italy (B)	1.850	07-01-25	EUR	4,010,000	4,066,085
Japan 1.0%					18,769,147
Government of Japan	0.005	03-20-27	JPY	645,000,000	4,657,432
Government of Japan	0.100	12-20-23	JPY	1,945,000,000	14,111,715
Malaysia 1.1%					20,799,501
Government of Malaysia	3.733	06-15-28	MYR	11,880,000	2,632,410
Government of Malaysia	3.828	07-05-34	MYR	16,630,000	3,564,768
Government of Malaysia	3.844	04-15-33	MYR	14,961,000	3,233,816
Government of Malaysia	3.882	03-14-25	MYR	9,635,000	2,169,777
Government of Malaysia	3.899	11-16-27	MYR	16,709,000	3,750,624
Government of Malaysia	3.900	11-30-26	MYR	8,610,000	1,932,582
Government of Malaysia	4.059	09-30-24	MYR	15,500,000	3,515,524
Mexico 1.6%					30,248,834
Government of Mexico	5.000	03-06-25	MXN	153,690,000	7,135,345
Government of Mexico	5.750	03-05-26	MXN	113,380,000	5,240,431
Government of Mexico	7.500	06-03-27	MXN	202,360,000	9,758,988
Government of Mexico	7.750	05-29-31	MXN	172,250,000	8,114,070
Netherlands 0.2%					3,196,440
Kingdom of the Netherlands (B)	2.000	07-15-24	EUR	3,076,000	3,196,440
New Zealand 1.5%					28,573,545
Government of New Zealand	0.500	05-15-24	NZD	12,820,000	7,608,451
Government of New Zealand	0.500	05-15-26	NZD	13,985,000	7,713,433
Government of New Zealand	4.500	04-15-27	NZD	13,590,000	8,615,633
New Zealand Local Government Funding Agency	1.500	04-15-26	NZD	3,340,000	1,877,258
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND	9

	Rate (%)	Maturity date		Par value^	Value
New Zealand (continued)
New Zealand Local Government Funding Agency	2.250	04-15-24	NZD	3,100,000	$1,874,780
New Zealand Local Government Funding Agency	4.500	04-15-27	NZD	1,425,000	883,990
Norway 1.7%					31,938,163
Kingdom of Norway (B)	1.375	08-19-30	NOK	31,485,000	2,819,279
Kingdom of Norway (B)	1.500	02-19-26	NOK	37,580,000	3,606,066
Kingdom of Norway (B)	1.750	03-13-25	NOK	54,605,000	5,343,061
Kingdom of Norway (B)	1.750	02-17-27	NOK	43,210,000	4,128,951
Kingdom of Norway (B)	2.000	05-24-23	NOK	38,825,000	3,922,374
Kingdom of Norway (B)	2.125	05-18-32	NOK	53,915,000	5,019,708
Kingdom of Norway (B)	3.500	10-06-42	NOK	11,817,000	1,260,664
Kommunalbanken AS	4.250	07-16-25	AUD	4,830,000	3,300,787
Kommunalbanken AS	5.250	07-15-24	AUD	3,660,000	2,537,273
Philippines 0.4%					8,250,865
Republic of the Philippines	0.875	05-17-27	EUR	5,500,000	5,025,555
Republic of the Philippines	6.250	01-14-36	PHP	202,000,000	3,225,310
Portugal 0.2%					3,179,068
Republic of Portugal (B)	0.700	10-15-27	EUR	3,290,000	3,179,068
Qatar 0.1%					2,711,150
State of Qatar (B)	4.817	03-14-49		2,795,000	2,711,150
Singapore 1.0%					19,400,289
Republic of Singapore	2.375	06-01-25	SGD	21,100,000	15,273,519
Republic of Singapore	3.375	09-01-33	SGD	5,470,000	4,126,770
South Korea 1.3%					23,254,299
Republic of Korea	2.125	06-10-27	KRW	6,326,000,000	4,502,935
Republic of Korea	2.375	03-10-27	KRW	19,564,180,000	14,139,828
Republic of Korea	3.125	09-10-24	KRW	6,155,320,000	4,611,536
Spain 0.4%					7,100,146
Kingdom of Spain (B)	0.250	07-30-24	EUR	3,615,000	3,638,894
Kingdom of Spain (B)	0.800	07-30-27	EUR	3,585,000	3,461,252
Sweden 0.3%					5,892,115
Kingdom of Sweden (B)	0.125	04-24-23	EUR	5,710,000	5,892,115
United Arab Emirates 0.4%					6,452,116
Government of Abu Dhabi (B)	1.700	03-02-31		2,865,000	2,367,321
Government of Abu Dhabi (B)	3.125	04-16-30		2,940,000	2,729,902
Government of Abu Dhabi (B)	3.875	04-16-50		1,625,000	1,354,893
10	JOHN HANCOCK INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
United Kingdom 1.2%					$21,323,499
Government of United Kingdom	0.125	01-31-24	GBP	15,110,000	17,571,538

Government of United Kingdom	0.250	01-31-25	GBP	3,330,000	3,751,961
Corporate bonds 45.6%					$847,072,526
(Cost $975,394,590)
Communication services 5.6%					104,159,817
Diversified telecommunication services 0.3%
AT&T, Inc.	0.900	03-25-24		1,552,000	1,473,236
Cellnex Telecom SA	1.875	06-26-29	EUR	1,400,000	1,222,269
CT Trust (B)	5.125	02-03-32		1,835,000	1,589,560
Verizon Communications, Inc.	0.750	03-22-24		1,164,000	1,106,571
Entertainment 0.1%
WMG Acquisition Corp. (B)	3.000	02-15-31		1,545,000	1,280,504
Interactive media and services 0.1%
Match Group Holdings II LLC (B)	4.125	08-01-30		2,690,000	2,246,150
Media 3.4%
CCO Holdings LLC (B)	4.250	02-01-31		745,000	604,791
CCO Holdings LLC (B)	4.500	08-15-30		4,915,000	4,140,888
CCO Holdings LLC (B)	4.500	06-01-33		2,340,000	1,857,047
CCO Holdings LLC (B)	4.750	03-01-30		6,615,000	5,687,067
CCO Holdings LLC (B)	5.125	05-01-27		7,910,000	7,486,736
Charter Communications Operating LLC	2.800	04-01-31		2,985,000	2,361,920
Charter Communications Operating LLC	5.125	07-01-49		9,195,000	7,281,188
Charter Communications Operating LLC	5.750	04-01-48		5,180,000	4,456,317
Charter Communications Operating LLC	6.484	10-23-45		3,205,000	3,019,326
Globo Comunicacao e Participacoes SA (B)	4.875	01-22-30		3,410,000	2,799,081
Globo Comunicacao e Participacoes SA (B)	5.500	01-14-32		2,790,000	2,290,424
LCPR Senior Secured Financing DAC (B)	5.125	07-15-29		3,535,000	2,921,814
News Corp. (B)	3.875	05-15-29		7,765,000	6,901,144
Sirius XM Radio, Inc. (B)	4.125	07-01-30		4,245,000	3,582,016
Virgin Media Secured Finance PLC (B)	4.500	08-15-30		2,250,000	1,879,044
Virgin Media Secured Finance PLC (B)	5.500	05-15-29		3,814,000	3,523,602
VTR Comunicaciones SpA (B)	4.375	04-15-29		2,025,000	1,069,115
VTR Comunicaciones SpA (B)	5.125	01-15-28		1,908,000	1,087,560
VTR Finance NV (B)	6.375	07-15-28		2,435,000	1,059,225
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND	11

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Wireless telecommunication services 1.7%
Millicom International Cellular SA (B)	4.500	04-27-31		1,895,000	$1,554,078
Millicom International Cellular SA (B)	6.250	03-25-29		1,575,000	1,490,836
T-Mobile USA, Inc.	2.625	04-15-26		1,070,000	981,301
T-Mobile USA, Inc.	2.625	02-15-29		1,965,000	1,672,734
T-Mobile USA, Inc.	2.875	02-15-31		1,815,000	1,516,432
T-Mobile USA, Inc.	3.375	04-15-29		2,160,000	1,908,513
T-Mobile USA, Inc.	3.500	04-15-31		3,600,000	3,134,811
T-Mobile USA, Inc.	3.875	04-15-30		5,400,000	4,959,550
T-Mobile USA, Inc.	4.750	02-01-28		740,000	719,337
Vmed O2 UK Financing I PLC (B)	3.250	01-31-31	EUR	3,235,000	2,727,426
Vmed O2 UK Financing I PLC (B)	4.250	01-31-31		13,165,000	10,568,204
Consumer discretionary 4.7%					86,554,638
Automobiles 1.5%
BMW Finance NV	1.000	11-14-24	EUR	1,495,000	1,507,551
Ford Motor Company	3.250	02-12-32		2,915,000	2,303,797
Ford Motor Credit Company LLC	2.748	06-14-24	GBP	1,490,000	1,692,563
Ford Motor Credit Company LLC	2.900	02-16-28		1,605,000	1,340,779
Ford Motor Credit Company LLC	3.625	06-17-31		5,870,000	4,814,256
Ford Motor Credit Company LLC	4.000	11-13-30		3,145,000	2,660,198
Ford Motor Credit Company LLC	4.125	08-17-27		740,000	675,154
Ford Motor Credit Company LLC	4.542	08-01-26		2,085,000	1,962,173
Ford Motor Credit Company LLC	4.950	05-28-27		3,315,000	3,137,217
General Motors Financial Company, Inc.	1.200	10-15-24		5,380,000	4,965,337
General Motors Financial Company, Inc.	3.500	11-07-24		2,100,000	2,026,831
Hotels, restaurants and leisure 3.0%
Carnival Corp. (B)	5.750	03-01-27		7,525,000	5,595,477
Hilton Domestic Operating Company, Inc. (B)	3.625	02-15-32		2,185,000	1,798,932
Hilton Domestic Operating Company, Inc.	4.875	01-15-30		1,300,000	1,203,020
Hilton Domestic Operating Company, Inc. (B)	5.375	05-01-25		1,715,000	1,704,041
Hyatt Hotels Corp.	6.000	04-23-30		3,416,000	3,390,094
MGM Resorts International	4.750	10-15-28		470,000	415,847
New Red Finance, Inc. (B)	3.500	02-15-29		4,854,000	4,138,728
New Red Finance, Inc. (B)	3.875	01-15-28		1,833,000	1,635,930
New Red Finance, Inc. (B)	4.000	10-15-30		12,599,000	10,610,374
Royal Caribbean Cruises, Ltd. (B)	5.500	04-01-28		5,700,000	4,652,625
Travel + Leisure Company (B)	4.500	12-01-29		4,124,000	3,342,328
Travel + Leisure Company (B)	6.625	07-31-26		1,723,000	1,688,274
12	JOHN HANCOCK INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Yum! Brands, Inc.	3.625	03-15-31		9,300,000	$7,753,875
Yum! Brands, Inc.	4.625	01-31-32		4,030,000	3,566,550
Yum! Brands, Inc. (B)	4.750	01-15-30		4,630,000	4,236,450
Internet and direct marketing retail 0.2%
MercadoLibre, Inc.	2.375	01-14-26		1,125,000	992,728
MercadoLibre, Inc.	3.125	01-14-31		3,665,000	2,743,509
Consumer staples 3.2%					59,900,456
Beverages 0.2%
Becle SAB de CV (B)	2.500	10-14-31		3,855,000	2,996,838
Food products 2.8%
Darling Ingredients, Inc. (B)	6.000	06-15-30		2,820,000	2,750,036
JBS USA LUX SA (B)	3.625	01-15-32		4,805,000	3,964,125
JBS USA LUX SA (B)	5.750	04-01-33		3,575,000	3,463,210
Kraft Heinz Foods Company	3.000	06-01-26		2,718,000	2,558,541
Kraft Heinz Foods Company	3.875	05-15-27		445,000	429,140
Kraft Heinz Foods Company	4.250	03-01-31		6,490,000	6,142,755
Kraft Heinz Foods Company	4.375	06-01-46		1,180,000	994,577
Kraft Heinz Foods Company	4.625	10-01-39		3,460,000	3,098,039
Kraft Heinz Foods Company	6.875	01-26-39		5,790,000	6,406,990
Kraft Heinz Foods Company (B)	7.125	08-01-39		750,000	837,437
MARB BondCo PLC (B)	3.950	01-29-31		6,410,000	4,965,827
NBM US Holdings, Inc. (B)	7.000	05-14-26		3,158,000	3,127,913
Post Holdings, Inc. (B)	4.500	09-15-31		3,295,000	2,808,065
Post Holdings, Inc. (B)	4.625	04-15-30		4,235,000	3,715,577
Post Holdings, Inc. (B)	5.500	12-15-29		1,050,000	964,388
Post Holdings, Inc. (B)	5.625	01-15-28		6,520,000	6,220,276
Personal products 0.2%
Natura & Company Luxembourg Holdings Sarl (B)	6.000	04-19-29		1,860,000	1,555,539
Natura Cosmeticos SA (B)	4.125	05-03-28		3,645,000	2,901,183
Energy 6.9%					127,380,618
Oil, gas and consumable fuels 6.9%
Aker BP ASA (B)	3.750	01-15-30		3,615,000	3,203,743
Antero Resources Corp. (B)	5.375	03-01-30		3,725,000	3,490,120
Cenovus Energy, Inc.	3.500	02-07-28	CAD	2,280,000	1,617,111
Cenovus Energy, Inc.	5.250	06-15-37		886,000	820,550
Cenovus Energy, Inc.	5.400	06-15-47		3,483,000	3,217,261
Cenovus Energy, Inc.	6.750	11-15-39		8,785,000	9,242,747
Cheniere Energy Partners LP	4.000	03-01-31		5,805,000	5,072,119
Cheniere Energy Partners LP	4.500	10-01-29		1,805,000	1,656,990
Continental Resources, Inc. (B)	2.875	04-01-32		5,519,000	4,161,237
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND	13

	Rate (%)	Maturity date		Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Continental Resources, Inc. (B)	5.750	01-15-31		6,796,000	$6,363,143
Ecopetrol SA	4.625	11-02-31		2,125,000	1,599,063
Ecopetrol SA	5.375	06-26-26		1,115,000	1,041,365
Ecopetrol SA	5.875	05-28-45		1,130,000	778,073
Ecopetrol SA	6.875	04-29-30		2,250,000	2,014,628
Enbridge, Inc.	3.125	11-15-29		5,030,000	4,437,018
Enterprise Products Operating LLC	3.125	07-31-29		6,165,000	5,484,199
EQT Corp. (B)	3.125	05-15-26		890,000	821,586
EQT Corp. (B)	3.625	05-15-31		10,385,000	8,983,351
EQT Corp.	3.900	10-01-27		1,464,000	1,355,242
Kinder Morgan, Inc.	5.300	12-01-34		2,695,000	2,560,909
MC Brazil Downstream Trading SARL (B)	7.250	06-30-31		4,570,000	3,785,121
Medco Bell Pte, Ltd. (B)	6.375	01-30-27		760,000	675,099
Medco Oak Tree Pte, Ltd. (B)	7.375	05-14-26		2,275,000	2,181,270
Occidental Petroleum Corp.	3.200	08-15-26		698,000	638,670
Occidental Petroleum Corp.	3.400	04-15-26		3,255,000	3,027,150
Occidental Petroleum Corp.	6.125	01-01-31		3,520,000	3,571,374
Occidental Petroleum Corp.	6.625	09-01-30		5,275,000	5,503,065
Occidental Petroleum Corp.	7.500	05-01-31		1,545,000	1,676,325
Ovintiv, Inc.	6.500	08-15-34		3,015,000	3,112,231
Ovintiv, Inc.	6.500	02-01-38		2,670,000	2,715,522
Pertamina Persero PT (B)	3.100	01-21-30		1,000,000	872,995
Pertamina Persero PT (B)	3.650	07-30-29		1,085,000	989,660
Petrorio Luxembourg Trading Sarl (B)	6.125	06-09-26		2,400,000	2,277,721
Qatar Energy (B)	2.250	07-12-31		1,775,000	1,485,603
Qatar Energy (B)	3.300	07-12-51		1,405,000	1,022,700
Southwestern Energy Company	5.700	01-23-25		75,000	74,250
Targa Resources Partners LP	4.000	01-15-32		2,375,000	2,036,773
The Williams Companies, Inc.	3.500	11-15-30		8,945,000	7,915,576
TransCanada PipeLines, Ltd.	1.000	10-12-24		3,110,000	2,884,957
TransCanada PipeLines, Ltd.	4.100	04-15-30		6,900,000	6,438,954
Transcontinental Gas Pipe Line Company LLC	3.250	05-15-30		585,000	513,852
Var Energi ASA (B)	7.500	01-15-28		2,570,000	2,626,143
Western Midstream Operating LP	4.300	02-01-30		3,855,000	3,435,152
Financials 6.8%					125,985,640
Banks 4.4%
Asian Development Bank	3.400	09-10-27	AUD	3,215,000	2,117,126
Asian Development Bank	3.500	05-30-24	NZD	3,050,000	1,870,424
Asian Development Bank	3.750	08-18-25	NZD	3,120,000	1,897,418
14	JOHN HANCOCK INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
Banco Actinver SA (B)	4.800	12-18-32		775,000	$445,625
Banco Actinver SA (B)	9.500	12-18-32	MXN	32,080,000	836,883
Bank of Montreal (3 month CDOR + 0.190%) (C)	4.765	02-01-24	CAD	5,825,000	4,332,104
BNG Bank NV	0.250	06-07-24	EUR	1,950,000	1,957,977
BNP Paribas SA (2.219% to 6-9-25, then SOFR + 2.074%) (B)	2.219	06-09-26		4,860,000	4,463,273
European Investment Bank (SONIA + 0.350%) (C)	2.818	06-29-23	GBP	2,080,000	2,510,305
Inter-American Development Bank	2.700	01-29-26	AUD	2,852,000	1,864,047
Inter-American Development Bank	2.750	10-30-25	AUD	2,380,000	1,567,783
International Bank for Reconstruction & Development	1.800	01-19-27	CAD	3,150,000	2,171,899
International Bank for Reconstruction & Development	1.900	01-16-25	CAD	5,120,000	3,636,507
International Bank for Reconstruction & Development	2.500	01-24-24	NZD	3,951,000	2,409,611
International Bank for Reconstruction & Development	2.875	11-30-26	NZD	3,585,000	2,093,456
International Bank for Reconstruction & Development	4.250	07-29-27	NZD	5,182,000	3,180,808
International Bank for Reconstruction & Development	6.750	02-04-24	BRL	3,200,000	580,420
International Finance Corp.	0.500	10-08-25	NOK	38,660,000	3,604,526
International Finance Corp.	2.550	09-18-23	CNY	15,030,000	2,104,736
International Finance Corp.	3.600	02-24-26	AUD	4,035,000	2,715,285
Intesa Sanpaolo SpA (4.198% to 6-1-31, then 1 Year CMT + 2.600%) (B)	4.198	06-01-32		3,444,000	2,540,176
JPMorgan Chase & Co. (0.653% to 9-16-23, then 3 month CME Term SOFR + 0.600%)	0.653	09-16-24		4,680,000	4,496,433
KfW	1.250	08-28-23	NOK	21,200,000	2,115,688
Nordea Eiendomskreditt AS (3 month NIBOR + 0.340%) (C)	3.100	06-19-24	NOK	31,000,000	3,152,570
Nordea Eiendomskreditt AS (3 month NIBOR + 0.300%) (C)	3.120	06-21-23	NOK	28,000,000	2,846,032
Nordic Investment Bank	1.875	04-10-24	NOK	14,710,000	1,458,544
QNB Finance, Ltd.	3.500	03-28-24		1,285,000	1,256,994
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND	15

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
Royal Bank of Canada (4.200% to 2-24-27, then 5 Year Canada Government Bond Yield + 2.710%) (D)	4.200	02-24-27	CAD	3,040,000	$1,747,138
The PNC Financial Services Group, Inc. (3 month LIBOR + 3.678%) (C)(D)	8.118	02-01-23		1,040,000	1,039,970
U.S. Bancorp	0.850	06-07-24	EUR	9,600,000	9,665,998
U.S. Bancorp	1.375	07-22-30		2,090,000	1,628,983
U.S. Bancorp (3.700% to 1-15-27, then 5 Year CMT + 2.541%) (D)	3.700	01-15-27		3,300,000	2,632,476
Capital markets 1.1%
MSCI, Inc. (B)	3.250	08-15-33		1,875,000	1,473,058
MSCI, Inc. (B)	3.625	09-01-30		8,800,000	7,388,710
MSCI, Inc. (B)	3.625	11-01-31		3,952,000	3,328,216
MSCI, Inc. (B)	3.875	02-15-31		4,820,000	4,187,520
The Goldman Sachs Group, Inc.	1.375	05-15-24	EUR	2,552,000	2,591,847
The Goldman Sachs Group, Inc.	2.000	11-01-28	EUR	1,688,000	1,594,722
The Goldman Sachs Group, Inc.	3.375	03-27-25	EUR	550,000	573,467
Consumer finance 0.0%
Capital One Financial Corp.	0.800	06-12-24	EUR	580,000	575,607
Diversified financial services 0.7%
Berkshire Hathaway Finance Corp.	2.375	06-19-39	GBP	2,250,000	2,015,892
Berkshire Hathaway Finance Corp.	4.200	08-15-48		2,315,000	2,080,565
Berkshire Hathaway, Inc., Zero Coupon	0.000	03-12-25	EUR	3,780,000	3,668,616
Swiss Insured Brazil Power Finance Sarl (B)	9.850	07-16-32	BRL	30,934,263	5,186,162
Insurance 0.5%
American International Group, Inc. (8.175% to 5-15-38, then 3 month LIBOR + 4.195%)	8.175	05-15-58		7,990,000	8,872,541
Mortgage real estate investment trusts 0.1%
Starwood Property Trust, Inc. (B)	4.375	01-15-27		1,685,000	1,507,502
Health care 4.3%					79,753,321
Health care equipment and supplies 0.7%
Becton Dickinson Euro Finance Sarl	1.208	06-04-26	EUR	2,800,000	2,702,083
Boston Scientific Corp.	0.625	12-01-27	EUR	4,250,000	3,892,603
Stryker Corp.	0.600	12-01-23		988,000	943,624
Stryker Corp.	1.150	06-15-25		3,105,000	2,841,134
16	JOHN HANCOCK INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Health care (continued)
Health care equipment and supplies (continued)
Zimmer Biomet Holdings, Inc.	1.450	11-22-24		3,105,000	$2,881,583
Health care providers and services 3.0%
Centene Corp.	2.500	03-01-31		4,160,000	3,288,563
Centene Corp.	3.000	10-15-30		7,975,000	6,580,173
Centene Corp.	3.375	02-15-30		8,940,000	7,615,209
Centene Corp.	4.625	12-15-29		1,170,000	1,087,907
HCA, Inc.	3.500	09-01-30		19,495,000	16,755,368
HCA, Inc.	4.125	06-15-29		10,315,000	9,426,460
HCA, Inc.	5.375	02-01-25		6,133,000	6,122,963
Rede D’or Finance Sarl (B)	4.500	01-22-30		1,336,000	1,149,628
Rede D’or Finance Sarl (B)(E)	4.950	01-17-28		2,126,000	1,933,364
UnitedHealth Group, Inc.	0.550	05-15-24		1,940,000	1,827,992
Life sciences tools and services 0.4%
Thermo Fisher Scientific, Inc.	0.500	03-01-28	EUR	2,130,000	1,955,326
Thermo Fisher Scientific, Inc.	0.750	09-12-24	EUR	1,699,000	1,703,898
Thermo Fisher Scientific, Inc.	1.375	09-12-28	EUR	1,595,000	1,513,413
Thermo Fisher Scientific, Inc.	1.400	01-23-26	EUR	2,566,000	2,544,694
Pharmaceuticals 0.2%
Allergan Funding SCS	1.250	06-01-24	EUR	1,870,000	1,871,572
Allergan Funding SCS	2.625	11-15-28	EUR	1,145,000	1,115,764
Industrials 5.3%					98,448,906
Aerospace and defense 1.0%
Airbus SE	1.625	06-09-30	EUR	1,135,000	1,074,630
DAE Funding LLC (B)	3.375	03-20-28		2,895,000	2,523,062
The Boeing Company	5.040	05-01-27		4,165,000	4,124,590
The Boeing Company	5.150	05-01-30		10,540,000	10,283,151
Air freight and logistics 0.1%
Simpar Finance Sarl (B)	10.750	02-12-28	BRL	11,993,000	1,721,984
Airlines 2.2%
American Airlines, Inc. (B)	5.500	04-20-26		4,460,000	4,325,389
American Airlines, Inc. (B)	5.750	04-20-29		3,630,000	3,379,347
Delta Air Lines 2020-1 Class A Pass Through Trust	2.500	06-10-28		1,700,011	1,441,336
Delta Air Lines, Inc.	2.900	10-28-24		3,380,000	3,204,240
Delta Air Lines, Inc.	4.375	04-19-28		4,580,000	4,185,410
Delta Air Lines, Inc. (B)	4.500	10-20-25		880,000	857,299
Delta Air Lines, Inc. (B)	4.750	10-20-28		18,658,000	17,685,940
Delta Air Lines, Inc.	7.375	01-15-26		2,535,000	2,618,858
United Airlines, Inc. (B)	4.625	04-15-29		2,940,000	2,617,238
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND	17

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Building products 0.1%
Johnson Controls International PLC	0.375	09-15-27	EUR	1,080,000	$977,794
Owens Corning	3.950	08-15-29		1,980,000	1,818,677
Construction and engineering 0.3%
AECOM	5.125	03-15-27		5,058,000	4,920,827
Road and rail 0.5%
Canadian Pacific Railway Company	1.350	12-02-24		1,545,000	1,438,713
Indian Railway Finance Corp., Ltd. (B)	3.249	02-13-30		2,545,000	2,206,549
Movida Europe SA (B)	5.250	02-08-31		1,085,000	819,164
The Hertz Corp. (B)	5.000	12-01-29		3,955,000	3,138,609
Uber Technologies, Inc. (B)	8.000	11-01-26		2,400,000	2,427,323
Trading companies and distributors 1.1%
AerCap Ireland Capital DAC	1.150	10-29-23		6,255,000	5,977,425
United Rentals North America, Inc.	3.875	02-15-31		6,810,000	5,858,711
United Rentals North America, Inc.	4.000	07-15-30		2,620,000	2,272,850
United Rentals North America, Inc.	4.875	01-15-28		5,175,000	4,963,136
United Rentals North America, Inc.	5.500	05-15-27		1,608,000	1,586,654
Information technology 1.2%					23,263,477
IT services 0.5%
Fidelity National Information Services, Inc.	1.500	05-21-27	EUR	2,980,000	2,836,520
Fiserv, Inc.	1.125	07-01-27	EUR	1,100,000	1,034,261
Gartner, Inc. (B)	3.750	10-01-30		6,885,000	5,955,525
Semiconductors and semiconductor equipment 0.1%
SK Hynix, Inc. (B)	1.500	01-19-26		2,185,000	1,892,077
Technology hardware, storage and peripherals 0.6%
Apple, Inc., Zero Coupon	0.000	11-15-25	EUR	2,350,000	2,275,077
Apple, Inc.	0.875	05-24-25	EUR	3,215,000	3,216,253
CDW LLC	4.250	04-01-28		2,675,000	2,416,729
Dell International LLC	8.350	07-15-46		3,112,000	3,637,035
Materials 3.7%					68,368,643
Chemicals 0.7%
Braskem Idesa SAPI (B)	6.990	02-20-32		2,345,000	1,662,019
Braskem Netherlands Finance BV (B)	4.500	01-31-30		2,328,000	1,984,999
Braskem Netherlands Finance BV (B)	5.875	01-31-50		990,000	774,601
18	JOHN HANCOCK INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Materials (continued)
Chemicals (continued)
Ecolab, Inc.	1.000	01-15-24	EUR	2,705,000	$2,759,602
FS Luxembourg Sarl (B)	10.000	12-15-25		3,975,000	4,009,702
Westlake Corp.	0.875	08-15-24		2,330,000	2,161,998
Construction materials 0.5%
Cemex SAB de CV (B)	3.875	07-11-31		5,755,000	4,677,079
St. Mary’s Cement, Inc. (B)	5.750	01-28-27		4,145,000	4,135,567
Containers and packaging 1.4%
Ardagh Metal Packaging Finance USA LLC (B)	3.000	09-01-29	EUR	1,495,000	1,161,612
Ardagh Metal Packaging Finance USA LLC (B)	3.250	09-01-28		4,345,000	3,664,061
Avery Dennison Corp.	1.250	03-03-25	EUR	2,100,000	2,058,131
Ball Corp.	2.875	08-15-30		3,620,000	2,942,843
Ball Corp.	4.875	03-15-26		5,925,000	5,747,250
Ball Corp.	6.875	03-15-28		5,495,000	5,683,094
Berry Global, Inc. (B)	5.625	07-15-27		3,790,000	3,714,200
Metals and mining 1.1%
Cleveland-Cliffs, Inc. (B)(E)	4.875	03-01-31		3,640,000	3,157,700
CSN Islands XI Corp. (B)	6.750	01-28-28		4,110,000	3,905,211
FMG Resources August 2006 Proprietary, Ltd. (B)	4.375	04-01-31		2,030,000	1,710,275
Freeport-McMoRan, Inc.	4.125	03-01-28		635,000	579,996
Freeport-McMoRan, Inc.	4.625	08-01-30		4,475,000	4,087,597
Freeport-McMoRan, Inc.	5.450	03-15-43		8,690,000	7,791,106
Real estate 1.4%					27,138,700
Equity real estate investment trusts 1.4%
American Tower Corp.	0.500	01-15-28	EUR	2,035,000	1,780,467
American Tower Corp.	1.950	05-22-26	EUR	1,450,000	1,420,340
Crown Castle, Inc.	1.350	07-15-25		773,000	703,469
Crown Castle, Inc.	2.250	01-15-31		660,000	533,785
Host Hotels & Resorts LP	3.375	12-15-29		970,000	820,429
Host Hotels & Resorts LP	3.500	09-15-30		975,000	813,810
SBA Communications Corp.	3.125	02-01-29		4,325,000	3,610,756
SBA Communications Corp.	3.875	02-15-27		10,610,000	9,795,602
VICI Properties LP (B)	4.125	08-15-30		3,450,000	2,989,280
VICI Properties LP (B)	4.625	12-01-29		1,395,000	1,265,786
VICI Properties LP	5.125	05-15-32		3,630,000	3,404,976
Utilities 2.5%					46,118,310
Electric utilities 1.5%
EDP Finance BV	0.375	09-16-26	EUR	545,000	508,187
FirstEnergy Corp.	2.250	09-01-30		3,545,000	2,817,655
FirstEnergy Corp.	2.650	03-01-30		5,100,000	4,216,476
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND	19

	Rate (%)	Maturity date		Par value^	Value
Utilities (continued)
Electric utilities (continued)
FirstEnergy Corp.	4.400	07-15-27		4,060,000	$3,828,661
FirstEnergy Corp.	7.375	11-15-31		7,070,000	7,960,900
Israel Electric Corp., Ltd. (B)	6.875	06-21-23		1,415,000	1,423,411
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (B)	4.125	05-15-27		1,414,000	1,334,646
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (B)	5.450	05-21-28		3,805,000	3,750,550
Pinnacle West Capital Corp.	1.300	06-15-25		1,745,000	1,574,489
Independent power and renewable electricity producers 0.7%
DPL, Inc.	4.125	07-01-25		5,515,000	5,195,975
Greenko Dutch BV (B)	3.850	03-29-26		2,731,300	2,348,918
Greenko Solar Mauritius, Ltd. (B)	5.550	01-29-25		1,660,000	1,548,780
Greenko Wind Projects Mauritius, Ltd. (B)	5.500	04-06-25		3,690,000	3,452,240
The AES Corp. (B)	3.950	07-15-30		725,000	634,738
Multi-utilities 0.3%
DTE Energy Company	1.050	06-01-25		1,660,000	1,504,074
E.ON SE	0.375	09-29-27	EUR	1,360,000	1,266,992
Engie SA	0.375	06-21-27	EUR	1,400,000	1,288,915

WEC Energy Group, Inc.	0.800	03-15-24		1,547,000	1,462,703
Convertible bonds 2.1%					$38,354,267
(Cost $45,095,928)
Communication services 0.6%					11,473,177
Media 0.6%
Liberty Broadband Corp. (B)	1.250	09-30-50		5,530,000	5,274,238
Liberty Broadband Corp. (B)	2.750	09-30-50		4,005,000	3,875,481
Liberty Media Corp. (B)	0.500	12-01-50		2,275,000	2,323,458
Consumer discretionary 0.4%					7,676,475
Hotels, restaurants and leisure 0.2%
Carnival Corp. (B)	5.750	12-01-27		4,450,000	4,472,250
Specialty retail 0.2%
Burlington Stores, Inc.	2.250	04-15-25		2,820,000	3,204,225
Industrials 1.1%					19,204,615
Airlines 0.9%
Air Canada	4.000	07-01-25		2,300,000	2,823,250
American Airlines Group, Inc.	6.500	07-01-25		6,240,000	7,054,320
Southwest Airlines Company	1.250	05-01-25		4,210,000	5,464,580
Road and rail 0.2%

Uber Technologies, Inc. (F)	5.489	12-15-25		4,555,000	3,862,465
20	JOHN HANCOCK INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value

Capital preferred securities 0.2%				$3,343,277
(Cost $3,628,401)
Financials 0.2%				3,343,277
Banks 0.2%

USB Capital IX (Greater of 3 month LIBOR + 1.020% or 3.500%) (C)(D)	5.099	01-03-23	4,135,000	3,343,277
Municipal bonds 0.0%				$661,701
(Cost $638,092)
State Board of Administration Finance Corp. (Florida)	2.154	07-01-30	820,000	661,701
Term loans (G) 1.3%				$24,240,565
(Cost $24,844,663)
Communication services 0.0%				910,695
Media 0.0%
AP Core Holdings II LLC, High-Yield Term Loan B2 (1 month LIBOR + 5.500%)	9.571	09-01-27	1,030,000	910,695
Consumer discretionary 0.5%				8,487,203
Diversified consumer services 0.0%
APX Group, Inc., 2021 Term Loan B (Prime rate + 2.250% and 3 month LIBOR + 3.250%)	6.737	07-10-28	2,923	2,783
Hotels, restaurants and leisure 0.4%
Aramark Services, Inc., 2018 Term Loan B3 (H)	TBD	03-11-25	375,000	368,749
Bally’s Corp., 2021 Term Loan B (1 month LIBOR + 3.250%)	7.129	10-02-28	1,894	1,798
KFC Holding Company, 2021 Term Loan B (1 month LIBOR + 1.750%)	5.661	03-15-28	5,653,371	5,566,536
New Red Finance, Inc., Term Loan B4 (1 and 3 month LIBOR + 1.750%)	5.887	11-19-26	1,451,900	1,422,862
Textiles, apparel and luxury goods 0.1%
Patagonia Holdco LLC, Term Loan B1 (3 month SOFR + 5.750%)	9.960	08-01-29	1,410,000	1,124,475
Health care 0.0%				5,453
Life sciences tools and services 0.0%
ICON Luxembourg Sarl, LUX Term Loan (3 month LIBOR + 2.250%)	5.938	07-03-28	4,439	4,414
ICON Luxembourg Sarl, US Term Loan (3 month LIBOR + 2.250%)	5.938	07-03-28	1,045	1,039
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND	21

	Rate (%)	Maturity date	Par value^	Value
Industrials 0.7%				$13,891,662
Airlines 0.7%
AAdvantage Loyalty IP, Ltd., 2021 Term Loan (3 month LIBOR + 4.750%)	8.993	04-20-28	2,925,000	2,904,642
Mileage Plus Holdings LLC, 2020 Term Loan B (3 month LIBOR + 5.250%)	8.777	06-21-27	4,617,000	4,743,968
United Airlines, Inc., 2021 Term Loan B (3 month LIBOR + 3.750%)	8.108	04-21-28	5,925,390	5,842,849
Road and rail 0.0%
The Hertz Corp., 2021 Term Loan B (1 month LIBOR + 3.250%)	7.321	06-30-28	330,752	322,344
The Hertz Corp., 2021 Term Loan C (1 month LIBOR + 3.250%)	7.321	06-30-28	79,890	77,859
Real estate 0.1%				945,552
Equity real estate investment trusts 0.1%

SBA Senior Finance II LLC, 2018 Term Loan B (3 month LIBOR + 1.750%)	5.830	04-11-25	952,218	945,552
Collateralized mortgage obligations 5.7%				$106,770,099
(Cost $109,574,874)
Commercial and residential 4.0%				74,019,306
Arroyo Mortgage Trust
Series 2019-1, Class A1 (B)(I)	3.805	01-25-49	1,134,715	1,042,722
BAMLL Commercial Mortgage Securities Trust
Series 2018-DSNY, Class A (1 month LIBOR + 0.850%) (B)(C)	4.724	09-15-34	5,940,000	5,811,066
BOCA Commercial Mortgage Trust
Series 2022-BOCA, Class A (1 month CME Term SOFR + 1.770%) (B)(C)	5.564	05-15-39	2,300,000	2,226,604
BX Commercial Mortgage Trust
Series 2019-XL, Class A (1 month CME Term SOFR + 1.034%) (B)(C)	4.829	10-15-36	5,802,427	5,700,194
Series 2021-CIP, Class A (1 month LIBOR + 0.921%) (B)(C)	4.796	12-15-38	2,270,000	2,181,826
Series 2021-VOLT, Class A (1 month LIBOR + 0.700%) (B)(C)	4.575	09-15-36	2,595,000	2,483,605
BX Trust
Series 2022-CLS, Class A (B)	5.760	10-13-27	2,920,000	2,888,924
Series 2022-GPA, Class A (1 month CME Term SOFR + 2.165%) (B)(C)	5.959	10-15-39	3,935,000	3,917,741
22	JOHN HANCOCK INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2022-GPA, Class B (1 month CME Term SOFR + 2.664%) (B)(C)	6.458	10-15-39	2,360,000	$2,342,257
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class A (1 month LIBOR + 1.070%) (B)(C)	4.943	12-15-37	1,761,400	1,723,833
Century Plaza Towers
Series 2019-CPT, Class A (B)	2.865	11-13-39	5,760,000	4,770,946
COLT Mortgage Loan Trust
Series 2022-5, Class A1 (B)(I)	4.550	04-25-67	1,753,030	1,660,883
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class A (1 month LIBOR + 0.980%) (B)(C)	4.855	05-15-36	5,010,000	4,945,315
Series 2019-NQM1, Class A1 (2.656% to 11-1-23, then 3.656% thereafter) (B)	2.656	10-25-59	334,703	316,403
DBCG Mortgage Trust
Series 2017-BBG, Class A (1 month LIBOR + 0.700%) (B)(C)	4.576	06-15-34	3,585,000	3,513,530
GCAT Trust
Series 2022-NQM4, Class A1 (5.269% to 8-1-26, then 6.269% thereafter) (B)	5.269	08-25-67	1,982,351	1,930,918
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (B)	0.350	05-19-47	10,176,334	119,012
Series 2007-4, Class ES IO	0.350	07-19-47	10,559,173	121,811
Series 2007-6, Class ES IO (B)	0.343	08-19-37	10,869,497	109,228
InTown Mortgage Trust
Series 2022-STAY, Class A (1 month CME Term SOFR + 2.489%) (B)(C)	6.283	08-15-39	3,215,000	3,182,772
Series 2022-STAY, Class C (1 month CME Term SOFR + 3.685%) (B)(C)	7.479	08-15-39	980,000	956,364
Life Mortgage Trust
Series 2022-BMR2, Class A1 (1 month CME Term SOFR + 1.295%) (B)(C)	5.089	05-15-39	5,555,000	5,387,919
Series 2022-BMR2, Class B (1 month CME Term SOFR + 1.794%) (B)(C)	5.588	05-15-39	5,255,000	5,057,437
Series 2022-BMR2, Class C (1 month CME Term SOFR + 2.093%) (B)(C)	5.887	05-15-39	2,425,000	2,327,756
New Residential Mortgage Loan Trust
Series 2017-5A, Class A1 (1 month LIBOR + 1.500%) (B)(C)	5.544	06-25-57	459,235	448,042
Towd Point Mortgage Trust
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND	23

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2017-2, Class A1 (B)(I)	2.750	04-25-57	169,024	$166,451
Series 2017-3, Class A1 (B)(I)	2.750	07-25-57	415,004	403,232
Verus Securitization Trust
Series 2022-4, Class A1 (4.474% to 4-1-26, then 5.474% thereafter) (B)	4.474	04-25-67	5,649,457	5,404,216
Series 2022-8, Class A2 (6.127% to 10-1-26, then 7.127% thereafter) (B)	6.127	09-25-67	1,201,397	1,177,017
Series 2022-INV1, Class A1 (5.041% to 8-1-26, then 6.041% thereafter) (B)	5.041	08-25-67	1,750,413	1,701,282
U.S. Government Agency 1.7%				32,750,793
Federal Home Loan Mortgage Corp.
Series 2022-DNA3, Class M1A (1 month SOFR + 2.000%) (B)(C)	5.521	04-25-42	4,071,544	4,018,882
Series 2022-DNA4, Class M1A (1 month SOFR + 2.200%) (B)(C)	5.747	05-25-42	3,895,034	3,868,331
Series 2022-DNA4, Class M1B (1 month SOFR + 3.350%) (B)(C)	6.897	05-25-42	5,635,000	5,522,300
Series 2022-DNA7, Class M1A (1 month SOFR + 2.500%) (B)(C)	6.021	03-25-52	3,087,442	3,072,962
Series 2022-HQA1, Class M1B (1 month SOFR + 3.500%) (B)(C)	7.021	03-25-42	365,000	354,911
Series 2022-HQA2, Class M1B (1 month SOFR + 4.000%) (B)(C)	7.521	07-25-42	1,550,000	1,520,925
Federal National Mortgage Association
Series 2022-R01, Class 1M1 (1 month SOFR + 1.000%) (B)(C)	4.521	12-25-41	1,266,804	1,243,919
Series 2022-R03, Class 1M1 (1 month SOFR + 2.100%) (B)(C)	5.621	03-25-42	489,958	484,142
Series 2022-R04, Class 1M1 (1 month SOFR + 2.000%) (B)(C)	5.521	03-25-42	1,407,124	1,389,571
Series 2022-R05, Class 2M1 (1 month SOFR + 1.900%) (B)(C)	5.421	04-25-42	2,646,541	2,615,126
Series 2022-R06, Class 1M1 (1 month SOFR + 2.750%) (B)(C)	6.271	05-25-42	1,866,455	1,866,455
24	JOHN HANCOCK INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2022-R07, Class 1M1 (1 month SOFR + 2.950%) (B)(C)	6.497	06-25-42	3,132,474	$3,153,769

Series 2022-R09, Class 2M1 (1 month SOFR + 2.500%) (B)(C)	6.047	09-25-42	3,671,627	3,639,500
Asset backed securities 1.8%				$32,913,164
(Cost $33,773,357)
Asset backed securities 1.8%				32,913,164
DB Master Finance LLC
Series 2017-1A, Class A2II (B)	4.030	11-20-47	1,876,425	1,697,926
Series 2019-1A, Class A2II (B)	4.021	05-20-49	1,760,850	1,626,841
Domino’s Pizza Master Issuer LLC
Series 2015-1A, Class A2II (B)	4.474	10-25-45	3,633,100	3,451,812
FirstKey Homes Trust
Series 2020-SFR2, Class A (B)	1.266	10-19-37	1,520,496	1,340,385
Series 2022-SFR3, Class A (B)	4.250	07-17-26	2,235,000	2,103,743
MetroNet Infrastructure Issuer LLC
Series 2022-1A, Class A2 (B)	6.350	10-20-52	3,265,000	3,114,192
MVW LLC
Series 2022-2A, Class A (B)	6.110	10-21-41	4,485,000	4,533,209
MVW Owner Trust
Series 2018-1A, Class A (B)	3.450	01-21-36	518,898	501,579
OCCU Auto Receivables Trust
Series 2022-1A, Class A2 (B)	5.420	03-15-26	4,970,000	4,958,941
Taco Bell Funding LLC
Series 2016-1A, Class A23 (B)	4.970	05-25-46	6,331,500	6,077,664
T-Mobile US Trust
Series 2022-1A, Class A (B)	4.910	05-22-28	3,520,000	3,506,872

	Shares	Value
Common stocks 0.0%		$0
(Cost $3,485,551)
Communication services 0.0%		0
Media 0.0%

Vertis Holdings, Inc. (J)(K)	300,118	0
Preferred securities 3.0%		$54,907,612
(Cost $57,243,641)
Communication services 0.3%		6,100,615
Media 0.3%
2020 Cash Mandatory Exchangeable Trust, 5.250% (B)	3,685	4,526,728
Paramount Global, 5.750%	50,300	1,573,887
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND	25

	Shares	Value
Financials 0.8%		$14,326,652
Banks 0.6%
U.S. Bancorp, 5.099% (Greater of 3 month LIBOR + 1.020% or 3.500%) (C)	5,174	4,392,209
U.S. Bancorp, 5.500%	135,700	3,243,230
Wells Fargo & Company, 5.850% (5.850% to 9-15-23, then 3 month LIBOR + 3.090%)	165,630	3,845,929
Capital markets 0.2%
Stifel Financial Corp., 4.500%	158,600	2,845,284
Health care 0.4%		6,807,852
Health care equipment and supplies 0.1%
Becton, Dickinson and Company, 6.000%	44,500	2,197,410
Life sciences tools and services 0.3%
Danaher Corp., 5.000%	3,290	4,610,442
Utilities 1.5%		27,672,493
Electric utilities 1.2%
American Electric Power Company, Inc., 6.125%	77,550	4,096,191
NextEra Energy, Inc., 6.219%	95,900	4,828,565
NextEra Energy, Inc., 6.926%	255,000	12,474,600
Independent power and renewable electricity producers 0.3%
The AES Corp., 6.875%	61,100	6,273,137

	Yield (%)	Shares	Value
Short-term investments 3.7%			$68,719,915
(Cost $68,711,321)
Short-term funds 3.7%			68,719,915
John Hancock Collateral Trust (L)	3.8739(M)	6,876,324	68,719,915

Total investments (Cost $2,096,642,192) 101.2%	$1,877,224,472
Other assets and liabilities, net (1.2%)	(22,269,315)
Total net assets 100.0%	$1,854,955,157

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
EUR	Euro
GBP	Pound Sterling
26	JOHN HANCOCK INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SGD	Singapore Dollar
Security Abbreviations and Legend
CDOR	Canadian Dollar Offered Rate
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
NIBOR	Norwegian Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $571,350,996 or 30.8% of the fund’s net assets as of 11-30-22.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	All or a portion of this security is on loan as of 11-30-22.
(F)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(G)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(H)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(I)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(J)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(K)	Non-income producing security.
(L)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Cash collateral received for securities lending amounted to $946,342.
(M)	The rate shown is the annualized seven-day yield as of 11-30-22.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND	27

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
German Euro BUND Futures	31	Short	Dec 2022	$(4,682,044)	$(4,544,592)	$137,452
U.S. Treasury Long Bond Futures	12	Short	Mar 2023	(1,517,419)	(1,524,000)	(6,581)
						$130,871
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	15,981,080	USD	10,648,673	GSI	1/18/2023	$220,388	—
BRL	20,503,578	USD	3,763,947	CITI	1/18/2023	152,275	—
CAD	19,881,997	USD	14,670,763	BARC	1/18/2023	121,092	—
CAD	43,638,844	USD	31,987,370	CIBC	1/18/2023	479,160	—
CAD	22,234,256	USD	16,223,469	CITI	1/18/2023	318,426	—
CAD	14,006,725	USD	10,287,619	GSI	1/18/2023	133,137	—
CAD	26,824,922	USD	19,602,222	HUS	1/18/2023	355,047	—
CAD	37,574,674	USD	27,569,010	JPM	1/18/2023	385,884	—
CAD	19,167,007	USD	13,822,355	MSCS	1/18/2023	437,560	—
CAD	43,661,033	USD	31,893,697	RBC	1/18/2023	589,341	—
CAD	27,045,704	USD	19,761,873	SSB	1/18/2023	359,654	—
CAD	9,949,112	USD	7,335,382	UBS	1/18/2023	66,582	—
COP	5,375,357,795	USD	1,112,450	CITI	1/18/2023	—	$(8,068)
EUR	3,845,230	NOK	39,414,651	HUS	1/18/2023	7,684	—
EUR	11,920,211	NOK	123,271,767	JPM	1/18/2023	—	(86,680)
EUR	8,029,964	USD	7,827,681	BARC	1/18/2023	560,664	—
EUR	25,175,000	USD	25,387,099	CITI	1/18/2023	911,472	—
EUR	8,225,025	USD	8,598,443	HUS	1/18/2023	—	(6,331)
EUR	6,401,920	USD	6,171,488	JPM	1/18/2023	516,152	—
EUR	17,823,106	USD	17,846,091	MSCS	1/18/2023	772,467	—
EUR	8,225,025	USD	8,616,438	UBS	1/18/2023	—	(24,326)
GBP	599,893	USD	645,866	MSCS	1/18/2023	78,345	—
JPY	729,219,780	USD	4,909,490	ANZ	1/18/2023	404,286	—
JPY	707,239,793	USD	4,951,966	GSI	1/18/2023	201,643	—
JPY	715,126,106	USD	4,909,490	HUS	1/18/2023	301,586	—
JPY	321,825,325	USD	2,160,176	MSCS	1/18/2023	184,944	—
JPY	720,299,433	USD	4,909,490	SSB	1/18/2023	339,284	—
MXN	1,743,708	USD	89,046	CIBC	1/18/2023	596	—
MXN	2,747,474	USD	135,943	MSCS	1/18/2023	5,301	—
NZD	14,506,805	USD	8,825,635	MSCS	1/18/2023	321,926	—
SGD	13,148,386	USD	9,553,882	BARC	1/18/2023	111,544	—
SGD	6,612,539	USD	4,776,941	CIBC	1/18/2023	83,960	—
28	JOHN HANCOCK INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
SGD	6,586,733	USD	4,776,941	CITI	1/18/2023	$64,990	—
SGD	13,475,553	USD	9,514,685	GSI	1/18/2023	391,242	—
SGD	19,774,575	USD	14,330,822	JPM	1/18/2023	205,539	—
SGD	53,769,304	USD	37,957,457	MSCS	1/18/2023	1,568,547	—
SGD	13,537,350	USD	9,514,685	RBC	1/18/2023	436,670	—
SGD	20,119,158	USD	14,213,667	SSB	1/18/2023	575,998	—
USD	37,065,510	AUD	54,586,049	ANZ	1/18/2023	—	$(59,583)
USD	15,259,514	AUD	23,111,571	MSCS	1/18/2023	—	(459,140)
USD	2,086,733	AUD	3,102,411	SSB	1/18/2023	—	(23,280)
USD	18,952,612	BRL	99,962,750	CITI	1/18/2023	—	(140,463)
USD	31,081,316	CAD	42,347,853	CIBC	1/18/2023	—	(424,739)
USD	27,783,593	CAD	37,836,494	CITI	1/18/2023	—	(366,090)
USD	16,372,984	CAD	22,362,646	GSI	1/18/2023	—	(264,430)
USD	18,163,231	CAD	24,594,663	HUS	1/18/2023	—	(134,764)
USD	16,350,049	CAD	22,259,165	JPM	1/18/2023	—	(210,376)
USD	27,418,368	CAD	37,284,679	MSCS	1/18/2023	—	(320,775)
USD	28,990,630	CAD	39,653,694	RBC	1/18/2023	—	(511,019)
USD	23,425,988	CAD	31,779,915	SSB	1/18/2023	—	(217,708)
USD	6,664,687	CAD	9,135,387	UBS	1/18/2023	—	(131,880)
USD	7,758,262	COP	35,069,282,602	CITI	1/18/2023	553,182	—
USD	16,945,304	EUR	16,783,333	BOA	1/18/2023	—	(587,077)
USD	8,746,774	EUR	8,847,632	CITI	1/18/2023	—	(495,732)
USD	50,971,900	EUR	50,424,692	HUS	1/18/2023	—	(1,703,267)
USD	16,704,358	EUR	16,945,503	JPM	1/18/2023	—	(997,430)
USD	16,412,709	EUR	16,434,969	MSCS	1/18/2023	—	(755,760)
USD	8,654,166	EUR	8,225,025	RBC	1/18/2023	62,054	—
USD	67,080,071	EUR	66,747,753	UBS	1/18/2023	—	(2,646,663)
USD	29,329,653	GBP	25,361,615	MSCS	1/18/2023	—	(1,287,761)
USD	12,546,281	JPY	1,784,935,809	CIBC	1/18/2023	—	(460,426)
USD	9,907,905	JPY	1,430,278,534	CITI	1/18/2023	—	(514,438)
USD	7,727,945	JPY	1,093,691,191	JPM	1/18/2023	—	(241,709)
USD	4,955,939	JPY	722,759,228	SSB	1/18/2023	—	(310,759)
USD	4,955,939	JPY	717,894,974	UBS	1/18/2023	—	(275,314)
USD	1,009,477	MXN	19,822,537	JPM	1/18/2023	—	(9,574)
USD	282,194	MXN	5,543,116	MSCS	1/18/2023	—	(2,770)
USD	20,340,310	MXN	416,675,008	RBC	1/18/2023	—	(1,080,422)
USD	538,487	NOK	5,803,092	HUS	1/18/2023	—	(51,789)
USD	20,950,057	NOK	210,313,373	MSCS	1/18/2023	—	(442,493)
USD	11,300,791	NZD	18,540,140	CITI	1/18/2023	—	(390,072)
USD	6,123,755	NZD	10,273,722	MSCS	1/18/2023	—	(354,550)
USD	12,833,500	NZD	21,334,586	RBC	1/18/2023	—	(619,458)
USD	15,709,633	NZD	26,895,872	UBS	1/18/2023	—	(1,250,108)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND	29

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	9,451,192	SGD	13,395,930	BARC	1/18/2023	—	$(396,205)
USD	18,957,919	SGD	26,807,180	CIBC	1/18/2023	—	(748,135)
USD	7,555,474	SGD	10,804,918	CITI	1/18/2023	—	(387,259)
USD	9,539,186	SGD	13,381,570	GSI	1/18/2023	—	(297,654)
USD	36,147,684	SGD	51,450,682	HUS	1/18/2023	—	(1,673,897)
USD	36,082,743	SGD	51,392,577	JPM	1/18/2023	—	(1,696,125)
USD	9,508,992	SGD	13,501,371	RBC	1/18/2023	—	(415,914)
USD	9,444,343	SGD	13,519,294	SSB	1/18/2023	—	(493,738)
USD	9,573,933	SGD	13,457,982	UBS	1/18/2023	—	(319,078)
						$12,278,622	$(24,295,229)

Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar
USD	U.S. Dollar

Derivatives Abbreviations
ANZ	Australia and New Zealand Banking Group Limited
BARC	Barclays Bank PLC
BOA	Bank of America, N.A.
CIBC	Canadian Imperial Bank of Commerce
CITI	Citibank, N.A.
GSI	Goldman Sachs International
HUS	HSBC Bank USA, N.A.
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
RBC	Royal Bank of Canada
SSB	State Street Bank and Trust Company
UBS	UBS AG
At 11-30-22, the aggregate cost of investments for federal income tax purposes was $2,062,667,966. Net unrealized depreciation aggregated to $197,329,230, of which $8,349,349 related to gross unrealized appreciation and $205,678,579 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
30	JOHN HANCOCK INCOME FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 11-30-22 (unaudited)

Assets
Unaffiliated investments, at value (Cost $2,027,930,871) including $965,298 of securities loaned	$1,808,504,557
Affiliated investments, at value (Cost $68,711,321)	68,719,915
Total investments, at value (Cost $2,096,642,192)	1,877,224,472
Unrealized appreciation on forward foreign currency contracts	12,278,622
Cash	3,405,737
Foreign currency, at value (Cost $1,049,031)	1,107,204
Collateral held at broker for futures contracts	413,016
Collateral segregated at custodian for OTC derivative contracts	10,940,000
Dividends and interest receivable	16,958,909
Receivable for fund shares sold	1,808,760
Receivable for investments sold	18,494,238
Receivable for securities lending income	8,832
Other assets	270,093
Total assets	1,942,909,883
Liabilities
Unrealized depreciation on forward foreign currency contracts	24,295,229
Payable for futures variation margin	14,252
Distributions payable	231,557
Payable for investments purchased	12,708,084
Payable for delayed delivery securities purchased	46,958,620
Payable for fund shares repurchased	2,392,033
Payable upon return of securities loaned	984,860
Payable to affiliates
Accounting and legal services fees	94,204
Transfer agent fees	101,114
Distribution and service fees	2,078
Trustees’ fees	307
Other liabilities and accrued expenses	172,388
Total liabilities	87,954,726
Net assets	$1,854,955,157
Net assets consist of
Paid-in capital	$2,253,925,662
Total distributable earnings (loss)	(398,970,505)
Net assets	$1,854,955,157

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Income Fund	31

STATEMENT OF ASSETS AND LIABILITIES  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($492,403,759 ÷ 85,907,725 shares)[1]	$5.73
Class C ($15,418,706 ÷ 2,689,831 shares)[1]	$5.73
Class I ($424,550,212 ÷ 74,213,023 shares)	$5.72
Class R2 ($8,906,974 ÷ 1,555,935 shares)	$5.72
Class R4 ($532,693 ÷ 92,960 shares)	$5.73
Class R5 ($5,439,376 ÷ 950,363 shares)	$5.72
Class R6 ($907,703,437 ÷ 158,483,612 shares)	$5.73
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$5.97

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
32	JOHN HANCOCK Income Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 11-30-22 (unaudited)

Investment income
Interest	$34,641,685
Dividends	1,860,157
Dividends from affiliated investments	472,115
Securities lending	71,158
Other income	387
Less foreign taxes withheld	(165,066)
Total investment income	36,880,436
Expenses
Investment management fees	3,238,806
Distribution and service fees	871,664
Accounting and legal services fees	142,303
Transfer agent fees	618,208
Trustees’ fees	17,979
Custodian fees	170,605
State registration fees	72,158
Printing and postage	57,671
Professional fees	66,872
Other	64,949
Total expenses	5,321,215
Less expense reductions	(74,463)
Net expenses	5,246,752
Net investment income	31,633,684
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(59,581,461)
Affiliated investments	(24,752)
Futures contracts	3,820,898
Forward foreign currency contracts	25,350,408
(30,434,907)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(48,267,009)
Affiliated investments	21,740
Futures contracts	(1,028,930)
Forward foreign currency contracts	(11,620,728)
(60,894,927)
Net realized and unrealized loss	(91,329,834)
Decrease in net assets from operations	$(59,696,150)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Income Fund	33

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 11-30-22 (unaudited)	Year ended 5-31-22
Increase (decrease) in net assets
From operations
Net investment income	$31,633,684	$58,482,829
Net realized gain (loss)	(30,434,907)	1,025,794
Change in net unrealized appreciation (depreciation)	(60,894,927)	(222,754,080)
Decrease in net assets resulting from operations	(59,696,150)	(163,245,457)
Distributions to shareholders
From earnings
Class A	(8,039,123)	(20,146,298)
Class C	(216,528)	(676,955)
Class I	(7,683,194)	(21,633,356)
Class R2	(149,792)	(392,598)
Class R4	(13,169)	(91,981)
Class R5	(108,018)	(308,144)
Class R6	(16,070,618)	(36,159,034)
Total distributions	(32,280,442)	(79,408,366)
From fund share transactions	(20,585,407)	69,023,985
Total decrease	(112,561,999)	(173,629,838)
Net assets
Beginning of period	1,967,517,156	2,141,146,994
End of period	$1,854,955,157	$1,967,517,156
34	JOHN HANCOCK Income Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	11-30-22[1]	5-31-22	5-31-21	5-31-20	5-31-19	5-31-18
Per share operating performance
Net asset value, beginning of period	$6.01	$6.73	$6.39	$6.28	$6.25	$6.47
Net investment income[2]	0.09	0.16	0.14	0.17	0.20	0.20
Net realized and unrealized gain (loss) on investments	(0.28)	(0.66)	0.37	0.11	0.03	(0.22)
Total from investment operations	(0.19)	(0.50)	0.51	0.28	0.23	(0.02)
Less distributions
From net investment income	(0.09)	(0.22)	(0.17)	(0.17)	(0.20)	(0.20)
Net asset value, end of period	$5.73	$6.01	$6.73	$6.39	$6.28	$6.25
Total return (%)[3,4]	(3.12)[5]	(7.72)	8.17	4.50	3.72	(0.43)
Ratios and supplemental data
Net assets, end of period (in millions)	$492	$536	$618	$543	$541	$607
Ratios (as a percentage of average net assets):
Expenses before reductions	0.83[6]	0.81	0.82	0.85	0.82	0.80
Expenses including reductions	0.82[6]	0.80	0.81	0.84	0.81	0.79
Net investment income	3.11[6]	2.46	2.14	2.64	3.17	3.03
Portfolio turnover (%)	23	40	63	76	58	48

[1]	Six months ended 11-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Income Fund	35

CLASS C SHARES Period ended	11-30-22[1]	5-31-22	5-31-21	5-31-20	5-31-19	5-31-18
Per share operating performance
Net asset value, beginning of period	$6.01	$6.73	$6.39	$6.28	$6.25	$6.47
Net investment income[2]	0.07	0.11	0.09	0.12	0.15	0.15
Net realized and unrealized gain (loss) on investments	(0.28)	(0.65)	0.37	0.12	0.03	(0.22)
Total from investment operations	(0.21)	(0.54)	0.46	0.24	0.18	(0.07)
Less distributions
From net investment income	(0.07)	(0.18)	(0.12)	(0.13)	(0.15)	(0.15)
Net asset value, end of period	$5.73	$6.01	$6.73	$6.39	$6.28	$6.25
Total return (%)[3,4]	(3.46)[5]	(8.37)	7.41	3.77	2.99	(1.12)
Ratios and supplemental data
Net assets, end of period (in millions)	$15	$20	$30	$95	$146	$211
Ratios (as a percentage of average net assets):
Expenses before reductions	1.53[6]	1.51	1.52	1.55	1.52	1.50
Expenses including reductions	1.52[6]	1.50	1.51	1.54	1.51	1.49
Net investment income	2.40[6]	1.75	1.39	1.94	2.48	2.32
Portfolio turnover (%)	23	40	63	76	58	48

[1]	Six months ended 11-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
36	JOHN HANCOCK Income Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	11-30-22[1]	5-31-22	5-31-21	5-31-20	5-31-19	5-31-18
Per share operating performance
Net asset value, beginning of period	$6.00	$6.72	$6.37	$6.27	$6.23	$6.46
Net investment income[2]	0.10	0.18	0.16	0.19	0.21	0.21
Net realized and unrealized gain (loss) on investments	(0.28)	(0.66)	0.38	0.10	0.04	(0.23)
Total from investment operations	(0.18)	(0.48)	0.54	0.29	0.25	(0.02)
Less distributions
From net investment income	(0.10)	(0.24)	(0.19)	(0.19)	(0.21)	(0.21)
Net asset value, end of period	$5.72	$6.00	$6.72	$6.37	$6.27	$6.23
Total return (%)[3]	(2.98)[4]	(7.32)	8.51	4.65	4.18	(0.29)
Ratios and supplemental data
Net assets, end of period (in millions)	$425	$480	$602	$530	$595	$837
Ratios (as a percentage of average net assets):
Expenses before reductions	0.53[5]	0.51	0.52	0.55	0.54	0.50
Expenses including reductions	0.52[5]	0.50	0.51	0.54	0.53	0.49
Net investment income	3.41[5]	2.75	2.43	2.93	3.47	3.31
Portfolio turnover (%)	23	40	63	76	58	48

[1]	Six months ended 11-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Income Fund	37

CLASS R2 SHARES Period ended	11-30-22[1]	5-31-22	5-31-21	5-31-20	5-31-19	5-31-18
Per share operating performance
Net asset value, beginning of period	$6.00	$6.72	$6.38	$6.27	$6.24	$6.46
Net investment income[2]	0.09	0.15	0.14	0.16	0.19	0.19
Net realized and unrealized gain (loss) on investments	(0.28)	(0.65)	0.36	0.12	0.03	(0.22)
Total from investment operations	(0.19)	(0.50)	0.50	0.28	0.22	(0.03)
Less distributions
From net investment income	(0.09)	(0.22)	(0.16)	(0.17)	(0.19)	(0.19)
Net asset value, end of period	$5.72	$6.00	$6.72	$6.38	$6.27	$6.24
Total return (%)[3]	(3.17)[4]	(7.82)	8.07	4.41	3.61	(0.54)
Ratios and supplemental data
Net assets, end of period (in millions)	$9	$11	$10	$3	$6	$9
Ratios (as a percentage of average net assets):
Expenses before reductions	0.91[5]	0.91	0.91	0.94	0.92	0.90
Expenses including reductions	0.90[5]	0.90	0.91	0.93	0.91	0.89
Net investment income	3.02[5]	2.36	2.09	2.57	3.07	2.92
Portfolio turnover (%)	23	40	63	76	58	48

[1]	Six months ended 11-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
38	JOHN HANCOCK Income Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R4 SHARES Period ended	11-30-22[1]	5-31-22	5-31-21	5-31-20	5-31-19	5-31-18
Per share operating performance
Net asset value, beginning of period	$6.01	$6.73	$6.39	$6.28	$6.25	$6.47
Net investment income[2]	0.09	0.17	0.15	0.18	0.20	0.20
Net realized and unrealized gain (loss) on investments	(0.27)	(0.66)	0.37	0.11	0.04	(0.22)
Total from investment operations	(0.18)	(0.49)	0.52	0.29	0.24	(0.02)
Less distributions
From net investment income	(0.10)	(0.23)	(0.18)	(0.18)	(0.21)	(0.20)
Net asset value, end of period	$5.73	$6.01	$6.73	$6.39	$6.28	$6.25
Total return (%)[3]	(3.04)[4]	(7.58)	8.34	4.67	3.87	(0.28)
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$3	$3	$3	$143
Ratios (as a percentage of average net assets):
Expenses before reductions	0.77[5]	0.75	0.76	0.78	0.77	0.75
Expenses including reductions	0.66[5]	0.65	0.66	0.67	0.67	0.64
Net investment income	3.22[5]	2.56	2.29	2.80	3.30	3.18
Portfolio turnover (%)	23	40	63	76	58	48

[1]	Six months ended 11-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Income Fund	39

CLASS R5 SHARES Period ended	11-30-22[1]	5-31-22	5-31-21	5-31-20	5-31-19	5-31-18
Per share operating performance
Net asset value, beginning of period	$6.00	$6.72	$6.38	$6.27	$6.24	$6.46
Net investment income[2]	0.10	0.18	0.17	0.19	0.22	0.22
Net realized and unrealized gain (loss) on investments	(0.28)	(0.66)	0.36	0.11	0.03	(0.22)
Total from investment operations	(0.18)	(0.48)	0.53	0.30	0.25	—
Less distributions
From net investment income	(0.10)	(0.24)	(0.19)	(0.19)	(0.22)	(0.22)
Net asset value, end of period	$5.72	$6.00	$6.72	$6.38	$6.27	$6.24
Total return (%)[3]	(2.95)[4]	(7.41)	8.57	4.88	4.08	(0.09)
Ratios and supplemental data
Net assets, end of period (in millions)	$5	$6	$10	$7	$7	$17
Ratios (as a percentage of average net assets):
Expenses before reductions	0.47[5]	0.46	0.46	0.49	0.47	0.45
Expenses including reductions	0.46[5]	0.45	0.45	0.48	0.47	0.44
Net investment income	3.46[5]	2.80	2.50	3.01	3.54	3.38
Portfolio turnover (%)	23	40	63	76	58	48

[1]	Six months ended 11-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
40	JOHN HANCOCK Income Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	11-30-22[1]	5-31-22	5-31-21	5-31-20	5-31-19	5-31-18
Per share operating performance
Net asset value, beginning of period	$6.01	$6.73	$6.38	$6.27	$6.24	$6.46
Net investment income[2]	0.10	0.19	0.17	0.19	0.22	0.22
Net realized and unrealized gain (loss) on investments	(0.28)	(0.66)	0.37	0.12	0.03	(0.22)
Total from investment operations	(0.18)	(0.47)	0.54	0.31	0.25	—
Less distributions
From net investment income	(0.10)	(0.25)	(0.19)	(0.20)	(0.22)	(0.22)
Net asset value, end of period	$5.73	$6.01	$6.73	$6.38	$6.27	$6.24
Total return (%)[3]	(2.92)[4]	(7.21)	8.61	4.93	4.13	(0.03)
Ratios and supplemental data
Net assets, end of period (in millions)	$908	$914	$869	$582	$461	$1,525
Ratios (as a percentage of average net assets):
Expenses before reductions	0.42[5]	0.40	0.41	0.44	0.42	0.40
Expenses including reductions	0.41[5]	0.40	0.41	0.43	0.42	0.39
Net investment income	3.53[5]	2.86	2.54	3.04	3.58	3.45
Portfolio turnover (%)	23	40	63	76	58	48

[1]	Six months ended 11-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Income Fund	41

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Income Fund (the fund) is a series of John Hancock Strategic Series (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2, Class R4 and Class R5 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
42	JOHN HANCOCK Income Fund | SEMIANNUAL REPORT

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of November 30, 2022, by major security category or type:
	Total value at 11-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$265,084,621	—	$265,084,621	—
Foreign government obligations	435,156,725	—	435,156,725	—
Corporate bonds	847,072,526	—	847,072,526	—
Convertible bonds	38,354,267	—	38,354,267	—
Capital preferred securities	3,343,277	—	3,343,277	—
Municipal bonds	661,701	—	661,701	—
Term loans	24,240,565	—	24,240,565	—
Collateralized mortgage obligations	106,770,099	—	106,770,099	—
Asset backed securities	32,913,164	—	32,913,164	—
Preferred securities	54,907,612	$50,380,884	4,526,728	—
Short-term investments	68,719,915	68,719,915	—	—
Total investments in securities	$1,877,224,472	$119,100,799	$1,758,123,673	—
Derivatives:
Assets
Futures	$137,452	$137,452	—	—
Forward foreign currency contracts	12,278,622	—	$12,278,622	—
Liabilities
Futures	(6,581)	(6,581)	—	—
SEMIANNUAL REPORT | JOHN HANCOCK Income Fund	43

	Total value at 11-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Forward foreign currency contracts	$(24,295,229)	—	$(24,295,229)	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
When-issued/delayed-delivery securities. The fund may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the securities purchased or sold prior to settlement date.
Term loans (Floating rate loans). The fund may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.
The fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund’s income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund’s exposure to such investments is substantial, it could impair the fund’s ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.
Mortgage and asset backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the
44	JOHN HANCOCK Income Fund | SEMIANNUAL REPORT

U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a prime money market fund and invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
SEMIANNUAL REPORT | JOHN HANCOCK Income Fund	45

Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of November 30, 2022, the fund loaned securities valued at $965,298 and received $984,860 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended November 30, 2022, the fund had no borrowings under the line of credit. Commitment fees for the six months ended November 30, 2022 were $4,521.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
46	JOHN HANCOCK Income Fund | SEMIANNUAL REPORT

For federal income tax purposes, as of May 31, 2022, the fund has a short-term capital loss carryforward of $106,881,680 and a long-term capital loss carryforward of $64,068,691 available to offset future net realized capital gains. These carryforwards do not expire.
As of May 31, 2022, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to contingent payment debt instrument, foreign currency transactions, derivative transactions and amortization and accretion on debt securities.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the
SEMIANNUAL REPORT | JOHN HANCOCK Income Fund	47

U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying Fund’s investments, or if cash is posted, on the Statement of assets and liabilities. The fund’s risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund, if any, is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund’s investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Payable for futures variation margin is included on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the six months ended November 30, 2022, the fund used futures contracts to manage duration of the fund. The fund held futures contracts with USD notional values ranging $6.07 million to $56.57 million, as measured at each quarter end.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the six months ended November 30, 2022, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. The fund held forward foreign currency contracts with USD notional values ranging $1,204.1 million to $1,468.8 million, as measured at each quarter end.
48	JOHN HANCOCK Income Fund | SEMIANNUAL REPORT

Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at November 30, 2022 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Interest rate	Receivable/payable for futures variation margin[1]	Futures	$137,452	$(6,581)
Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	12,278,622	(24,295,229)
			$12,416,074	$(24,301,810)

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of Fund’s investments. Only the period end variation margin receivable/payable is separately reported on the Statement of assets and liabilities.
For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended November 30, 2022:
	Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts	Forward foreign currency contracts	Total
Interest rate	$3,820,898	—	$3,820,898
Currency	—	$25,350,408	25,350,408
Total	$3,820,898	$25,350,408	$29,171,306
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended November 30, 2022:
	Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts	Forward foreign currency contracts	Total
Interest rate	$(1,028,930)	—	$(1,028,930)
Currency	—	$(11,620,728)	(11,620,728)
Total	$(1,028,930)	$(11,620,728)	$(12,649,658)
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
SEMIANNUAL REPORT | JOHN HANCOCK Income Fund	49

Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis to the sum of: (a) 0.60% of the first $100 million of the fund’s average daily net assets; (b) 0.45% of the next $150 million of the fund’s average daily net assets; (c) 0.40% of the next $250 million of the fund’s average daily net assets; (d) 0.35% of the next $150 million of the fund’s average daily net assets; and (e) 0.30% of the fund’s average daily net assets in excess of $650 million. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended November 30, 2022, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended November 30, 2022, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$19,943
Class C	688
Class I	17,420
Class R2	382
Class	Expense reduction
Class R4	$31
Class R5	241
Class R6	35,360
Total	$74,065

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended November 30, 2022, were equivalent to a net annual effective rate of 0.34% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended November 30, 2022, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
50	JOHN HANCOCK Income Fund | SEMIANNUAL REPORT

Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
Class R5	—	0.05%
The fund’s Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on September 30, 2023, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $398 for Class R4 shares for the six months ended November 30, 2022.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $75,912 for the six months ended November 30, 2022. Of this amount, $10,875 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $65,037 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2022, CDSCs received by the Distributor amounted to $4,405 and $954 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended November 30, 2022 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$757,476	$300,491
Class C	87,382	10,404
Class I	—	262,803
Class R2	23,885	473
Class R4	1,391	39
Class R5	1,530	298
Class R6	—	43,700
Total	$871,664	$618,208
SEMIANNUAL REPORT | JOHN HANCOCK Income Fund	51

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 6—Fund share transactions
Transactions in fund shares for the six months ended November 30, 2022 and for the year ended May 31, 2022 were as follows:
	Six Months Ended 11-30-22		Year Ended 5-31-22
	Shares	Amount	Shares	Amount
Class A shares
Sold	4,421,758	$25,374,499	10,888,059	$70,564,280
Distributions reinvested	1,283,895	7,358,477	2,845,510	18,370,644
Repurchased	(8,972,817)	(51,492,274)	(16,294,627)	(105,139,907)
Net decrease	(3,267,164)	$(18,759,298)	(2,561,058)	$(16,204,983)
Class C shares
Sold	156,707	$887,948	248,134	$1,601,313
Distributions reinvested	37,095	212,717	100,802	652,389
Repurchased	(819,533)	(4,686,985)	(1,517,538)	(9,857,066)
Net decrease	(625,731)	$(3,586,320)	(1,168,602)	$(7,603,364)
Class I shares
Sold	6,997,152	$40,467,850	19,889,419	$129,467,798
Distributions reinvested	1,264,390	7,234,140	3,165,061	20,422,236
Repurchased	(13,983,456)	(80,266,176)	(32,639,786)	(207,939,835)
Net decrease	(5,721,914)	$(32,564,186)	(9,585,306)	$(58,049,801)
Class R2 shares
Sold	78,220	$450,804	749,798	$4,939,912
Distributions reinvested	25,923	148,565	60,519	389,801
Repurchased	(344,079)	(1,999,729)	(506,055)	(3,236,222)
Net increase (decrease)	(239,936)	$(1,400,360)	304,262	$2,093,491
Class R4 shares
Sold	5,037	$29,200	74,599	$494,767
Distributions reinvested	2,275	13,091	14,055	91,974
Repurchased	(111,152)	(644,180)	(398,627)	(2,621,887)
Net decrease	(103,840)	$(601,889)	(309,973)	$(2,035,146)
Class R5 shares
Sold	138,281	$800,174	151,205	$983,972
Distributions reinvested	18,859	107,981	47,262	306,057
Repurchased	(254,208)	(1,435,875)	(593,752)	(3,869,997)
Net decrease	(97,068)	$(527,720)	(395,285)	$(2,579,968)
52	JOHN HANCOCK Income Fund | SEMIANNUAL REPORT

	Six Months Ended 11-30-22		Year Ended 5-31-22
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	16,319,103	$93,633,953	44,634,766	$292,649,550
Distributions reinvested	2,765,337	15,842,271	5,490,566	35,363,966
Repurchased	(12,704,764)	(72,621,858)	(27,119,635)	(174,609,760)
Net increase	6,379,676	$36,854,366	23,005,697	$153,403,756
Total net increase (decrease)	(3,675,977)	$(20,585,407)	9,289,735	$69,023,985
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $323,437,802 and $430,767,549, respectively, for the six months ended November 30, 2022. Purchases and sales of U.S. Treasury obligations aggregated $101,592,486 and $34,601,208, respectively, for the six months ended November 30, 2022.
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	6,876,324	$19,764,780	$269,881,931	$(220,923,784)	$(24,752)	$21,740	$543,273	—	$68,719,915

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 9—LIBOR discontinuation risk
LIBOR (London Interbank Offered Rate) is a measure of the average interest rate at which major global banks can borrow from one another. Following allegations of rate manipulation and concerns regarding its thin liquidity, in July 2017, the U.K. Financial Conduct Authority, which regulates LIBOR, announced that it will stop encouraging banks to provide the quotations needed to sustain LIBOR. As market participants transition away from LIBOR, LIBOR’s usefulness may deteriorate and these effects could be experienced until the permanent cessation of the majority of U.S. LIBOR rates in 2023. The transition process may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. LIBOR’s deterioration may adversely affect the liquidity and/or market value of securities that use LIBOR as a benchmark interest rate.
The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing certain LIBOR maturities, including some U.S. LIBOR maturities, on December 31, 2021, and is expected to cease publishing the remaining and most liquid U.S. LIBOR maturities on June 30, 2023. It is expected that market participants have or will transition to the use of alternative reference or benchmark rates prior to the applicable LIBOR publication cessation date. Additionally, although regulators have encouraged the development and adoption of alternative rates such as the Secured Overnight Financing Rate ("SOFR"), the future utilization of LIBOR or of any particular replacement rate remains uncertain.
SEMIANNUAL REPORT | JOHN HANCOCK Income Fund	53

The impact on the transition away from LIBOR referenced financial instruments remains uncertain. It is expected that market participants will adopt alternative rates such as SOFR or otherwise amend such financial instruments to include fallback provisions and other measures that contemplate the discontinuation of LIBOR. Uncertainty and risk remain regarding the willingness and ability of issuers and lenders to include alternative rates and revised provisions in new and existing contracts or instruments. To facilitate the transition of legacy derivatives contracts referencing LIBOR, the International Swaps and Derivatives Association, Inc. launched a protocol to incorporate fallback provisions. There are obstacles to converting certain longer term securities to a new benchmark or benchmarks and the effectiveness of one versus multiple alternative reference rates has not been determined. Certain proposed replacement rates, such as SOFR, are materially different from LIBOR, and will require changes to the applicable spreads. Furthermore, the risks associated with the conversion from LIBOR may be exacerbated if an orderly transition is not completed in a timely manner.
Note 10—Coronavirus (COVID-19) pandemic
The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
Note 11—New accounting pronouncement
In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management expects that the adoption of the guidance will not have a material impact to the financial statements.
54	JOHN HANCOCK Income Fund | SEMIANNUAL REPORT

SHAREHOLDER MEETING

(Unaudited)
The fund held a Special Joint Meeting of Shareholders on Friday, September 9, 2022. The following proposal was considered by the shareholders:
Proposal: To elect eight Trustees as members of the Board of Trustees of each of the Trusts.
THE PROPOSAL PASSED ON September 9, 2022.
	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
James R. Boyle	177,164,340.014	3,716,147.788
Noni L. Ellison	177,128,347.574	3,752,140.228
Dean C. Garfield	177,036,851.380	3,843,636.422
Patricia Lizarraga	177,237,883.950	3,642,603.852
Frances G. Rathke	177,205,849.291	3,674,638.511

Non-Independent Trustees
Andrew G. Arnott	177,118,200.389	3,762,287.413
Marianne Harrison	177,285,876.701	3,594,611.101
Paul Lorentz	177,166,810.586	3,713,677.216
SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND	55

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Strategic Series (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) Manulife Investment Management (US) LLC (the Subadvisor), for John Hancock Income Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 21-23, 2022 videoconference1 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a videoconference meeting held on May 24-25, 2022. The Trustees who are not "interested persons" of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At videoconference meetings held on June 21-23, 2022, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

1On June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the Board’s May and June meetings were held via videoconference in reliance on the Order. This exemptive order supersedes, in part, a similar earlier exemptive order issued by the SEC.
56	JOHN HANCOCK INCOME FUND | SEMIANNUAL REPORT

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
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(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index for the one-, three-, five- and ten-year periods ended December 31, 2021. The Board also noted that the fund outperformed the peer group median for the three-year period and underperformed the peer group median for the one-, five- and ten-year periods ended December 31, 2021. The Board took into account management’s discussion of the factors that contributed to the fund’s performance for the peer group median for the one-, five- and ten-year periods. The Board took into account management’s discussion of the fund’s performance, including the fund’s favorable performance relative to the benchmark index for the one-, three-, five- and ten-year periods and relative to the peer group for the three-year period. The Board concluded that the fund’s performance has generally been in line with or outperformed the historical performance of the fund’s benchmark index.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund are lower than the peer group median.
58	JOHN HANCOCK INCOME FUND | SEMIANNUAL REPORT

The Board took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduce management fees as assets increase. The Board also noted that the fund’s distributor, an affiliate of the Advisor, has agreed to waive a portion of its Rule 12b-1 fee for a share class of the fund. The Board noted that the fund has a voluntary fee waiver and/or expense reimbursement, which reduces certain expenses of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund’s Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor;
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(k)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third-party provider of fund data.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as
60	JOHN HANCOCK INCOME FUND | SEMIANNUAL REPORT

appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board also noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of its benchmark index;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND	61

***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
62	JOHN HANCOCK INCOME FUND | SEMIANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
Peter S. Burgess*,#
William H. Cunningham*
Grace K. Fey
Noni L. Ellison^
Dean C. Garfield^
Marianne Harrison†
Deborah C. Jackson
Patricia Lizarraga*,^
Paul Lorentz‡
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Christopher M. Chapman, CFA
Thomas C. Goggins
Daniel S. Janis III§
Bradley L. Lutz, CFA
Kisoo Park
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

† Non-Independent Trustee
* Member of the Audit Committee
# Mr. Burgess is retiring effective December 31, 2022.
^ Elected to serve as Independent Trustee effective as of September 9, 2022.
‡ Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
§ Mr. Janis is retiring effective March 15, 2023.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
SEMIANNUAL REPORT | JOHN HANCOCK INCOME FUND	63

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock International High Dividend ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Preferred Income ETF
John Hancock U.S. High Dividend ETF
ENVIRONMENTAL,SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2630377	91SA 11/22
1/2023

Semiannual report
John Hancock
Managed Account Shares
Fixed income
November 30, 2022

A message to shareholders
Dear shareholder,
U.S. bonds declined during the six months ended November 30, 2022, as bond yields rose to their highest levels in more than a decade. The catalyst was surging inflation, driven largely by rising food and energy prices. The U.S. Federal Reserve continued its inflation-fighting campaign by raising short-term interest rates four times during the period, boosting the federal funds rate target to its highest level since January 2008.
In this environment, bond yields moved broadly higher, with the 10-year U.S. Treasury bond yield cresting above 4% for the first time since 2008. In terms of sector performance, residential mortgage-backed securities and investment-grade corporate bonds declined the most, while high-yield corporate bonds and asset-backed securities held up the best.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
Global Head of Retail,
Manulife Investment Management
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Managed Account Shares

2	Portfolio summary
5	Your expenses
6	Portfolios’ investments
25	Financial statements
28	Financial highlights
30	Notes to financial statements
36	Shareholder meeting
37	Evaluation of advisory and subadvisory agreements by the Board of Trustees
49	More information
SEMIANNUAL REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	1

Portfolio summary
John Hancock Managed Account Shares Investment-Grade Corporate Bond Portfolio
SECTOR COMPOSITION AS OF 11/30/2022 (% of net assets)

QUALITY COMPOSITION AS OF 11/30/2022 (% of net assets)

Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-22 and do not reflect subsequent downgrades or upgrades, if any.
COUNTRY COMPOSITION AS OF 11/30/2022 (% of net assets)
United States	81.0
Ireland	4.6
Norway	2.6
Canada	2.0
Japan	1.8
United Kingdom	1.7
France	1.7
Netherlands	1.0
Other countries	3.6
TOTAL	100.0
Notes about risk
The portfolios are subject to various risks as described in the portfolio’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect portfolio performance. For more information, please refer to the “Principal risks” section of the prospectus.
2	JOHN HANCOCK MANAGED ACCOUNT SHARES | SEMIANNUAL REPORT

John Hancock Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio
SECTOR COMPOSITION AS OF 11/30/2022 (% of net assets)

QUALITY COMPOSITION AS OF 11/30/2022 (% of net assets)

Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-22 and do not reflect subsequent downgrades or upgrades, if any.
COUNTRY COMPOSITION AS OF 11/30/2022 (% of net assets)
United States	77.7
Canada	5.0
Mexico	3.2
Luxembourg	3.1
United Kingdom	2.2
Ireland	1.9
Brazil	1.6
Israel	1.5
Netherlands	1.1
Other countries	2.7
TOTAL	100.0
Notes about risk
The portfolios are subject to various risks as described in the portfolio’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect portfolio performance. For more information, please refer to the “Principal risks” section of the prospectus.
SEMIANNUAL REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	3

John Hancock Managed Account Shares Securitized Debt Portfolio
PORTFOLIO COMPOSITION AS OF 11/30/2022 (% of net assets)

QUALITY COMPOSITION AS OF 11/30/2022 (% of net assets)

Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-22 and do not reflect subsequent downgrades or upgrades, if any.
Notes about risk
The portfolios are subject to various risks as described in the portfolio’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect portfolio performance. For more information, please refer to the “Principal risks” section of the prospectus.
4	JOHN HANCOCK MANAGED ACCOUNT SHARES | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing costs (in dollars) of investing in a portfolio so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 at the beginning of the period and held for the entire period (June 1, 2022 through November 30, 2022).
Actual expenses/actual returns
The first line in the table on the following page is intended to provide information about a portfolio’s actual ongoing operating expenses, and is based on the portfolio’s actual NAV return. It assumes an account value of $1,000.00 on June 1, 2022, with the same investment held until November 30, 2022.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2022, by $1,000.00, then multiply it by the “expenses paid” from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line in the table on the following page allows you to compare a portfolio’s ongoing operating expenses with those of any other portfolio. It provides an example of the portfolio’s hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the portfolio’s actual return). It assumes an account value of $1,000.00 on June 1, 2022, with the same investment held until November 30, 2022. Look in any other portfolio shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
SHAREHOLDER EXPENSE EXAMPLE CHART

	Account value on 6-1-2022	Ending value on 11-30-2022	Expenses paid during period ended 11-30-2022[1]	Annualized expense ratio
Managed Account Shares Investment-Grade Corporate Bond Portfolio
Actual expenses/actual returns	$1,000.00	$969.90	$0.00	0.00%
Hypothetical example	1,000.00	1,025.10	0.00	0.00%
Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio
Actual expenses/actual returns	$1,000.00	$965.90	$0.00	0.00%
Hypothetical example	1,000.00	1,025.10	0.00	0.00%
Managed Account Shares Securitized Debt Portfolio
Actual expenses/actual returns	$1,000.00	$973.60	$0.00	0.00%
Hypothetical example	1,000.00	1,025.10	0.00	0.00%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
SEMIANNUAL REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	5

Portfolios’ investments
MANAGED ACCOUNT SHARES INVESTMENT-GRADE CORPORATE BOND PORTFOLIO

As of 11-30-22 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 96.2%				$61,033,533
(Cost $65,781,719)
Communication services 3.8%				2,427,091
Diversified telecommunication services 0.3%
Level 3 Financing, Inc. (A)	3.400	03-01-27	25,000	21,330
Telefonica Emisiones SA	5.213	03-08-47	187,000	152,796
Media 2.9%
Charter Communications Operating LLC	3.900	06-01-52	231,000	153,430
Charter Communications Operating LLC	4.200	03-15-28	480,000	446,493
Charter Communications Operating LLC	4.800	03-01-50	258,000	193,577
Charter Communications Operating LLC	5.750	04-01-48	682,000	586,720
Charter Communications Operating LLC	6.484	10-23-45	515,000	485,165
Wireless telecommunication services 0.6%
T-Mobile USA, Inc.	3.875	04-15-30	422,000	387,580
Consumer discretionary 12.1%				7,703,537
Automobiles 4.8%
General Motors Company	4.200	10-01-27	300,000	285,526
General Motors Company	5.400	10-15-29	239,000	230,631
General Motors Financial Company, Inc.	2.400	10-15-28	813,000	677,531
General Motors Financial Company, Inc.	3.600	06-21-30	1,023,000	877,373
Hyundai Capital America (A)	2.375	10-15-27	411,000	348,510
Nissan Motor Acceptance Company LLC (A)	1.125	09-16-24	415,000	375,758
Nissan Motor Company, Ltd. (A)	4.810	09-17-30	258,000	223,997
Hotels, restaurants and leisure 5.1%
Choice Hotels International, Inc.	3.700	12-01-29	288,000	251,969
Choice Hotels International, Inc.	3.700	01-15-31	393,000	336,826
Expedia Group, Inc.	2.950	03-15-31	374,000	304,049
Expedia Group, Inc.	3.800	02-15-28	826,000	765,546
Expedia Group, Inc.	4.625	08-01-27	419,000	404,673
Expedia Group, Inc.	5.000	02-15-26	360,000	358,872
Marriott International, Inc.	4.625	06-15-30	231,000	216,926
Marriott International, Inc.	4.650	12-01-28	633,000	604,766
Internet and direct marketing retail 0.5%
eBay, Inc.	2.700	03-11-30	386,000	328,841
Multiline retail 0.9%
Dollar Tree, Inc.	4.200	05-15-28	620,000	592,152
Specialty retail 0.8%
AutoNation, Inc.	4.750	06-01-30	577,000	519,591
Consumer staples 4.7%				2,966,682
Beverages 0.9%
Anheuser-Busch Companies LLC	4.900	02-01-46	121,000	113,193
Anheuser-Busch InBev Worldwide, Inc.	4.600	04-15-48	488,000	443,355
Food products 3.8%
JBS USA LUX SA (A)	3.625	01-15-32	723,000	596,475
JBS USA LUX SA (A)	5.125	02-01-28	244,000	232,674
JBS USA LUX SA (A)	5.750	04-01-33	670,000	649,049
Kraft Heinz Foods Company	4.375	06-01-46	508,000	428,174
Kraft Heinz Foods Company	5.000	06-04-42	404,000	378,485
Kraft Heinz Foods Company	5.500	06-01-50	127,000	125,277
Energy 13.9%				8,797,064
Oil, gas and consumable fuels 13.9%
Aker BP ASA (A)	3.000	01-15-25	150,000	141,925
6	JOHN HANCOCK MANAGED ACCOUNT SHARES | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Aker BP ASA (A)	3.100	07-15-31	729,000	$600,730
Aker BP ASA (A)	3.750	01-15-30	171,000	151,546
Aker BP ASA (A)	4.000	01-15-31	171,000	151,872
Continental Resources, Inc.	4.900	06-01-44	283,000	213,133
Diamondback Energy, Inc.	3.125	03-24-31	425,000	357,654
Enbridge, Inc. (5.500% to 7-15-27, then 3 month LIBOR + 3.418%)	5.500	07-15-77	526,000	461,252
Enbridge, Inc. (5.750% to 4-15-30, then 5 Year CMT + 5.314%)	5.750	07-15-80	440,000	391,257
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%)	6.250	03-01-78	291,000	263,885
Energy Transfer LP	4.200	04-15-27	95,000	89,880
Energy Transfer LP	5.150	03-15-45	193,000	164,856
Energy Transfer LP	5.250	04-15-29	1,053,000	1,024,390
Energy Transfer LP	5.400	10-01-47	272,000	234,567
Energy Transfer LP	5.500	06-01-27	370,000	369,344
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month LIBOR + 3.033%)	5.250	08-16-77	274,000	222,465
EQT Corp.	7.000	02-01-30	113,000	118,883
Kinder Morgan Energy Partners LP	7.750	03-15-32	287,000	321,872
MPLX LP	4.000	03-15-28	301,000	281,773
MPLX LP	4.125	03-01-27	15,000	14,317
MPLX LP	4.250	12-01-27	313,000	298,581
MPLX LP	4.950	09-01-32	118,000	111,691
Ovintiv, Inc.	7.200	11-01-31	27,000	28,850
Sabine Pass Liquefaction LLC	4.200	03-15-28	96,000	90,635
Sabine Pass Liquefaction LLC	4.500	05-15-30	579,000	547,084
Sabine Pass Liquefaction LLC	5.000	03-15-27	257,000	253,682
Targa Resources Corp.	4.950	04-15-52	610,000	495,825
Targa Resources Partners LP	4.000	01-15-32	254,000	217,827
The Williams Companies, Inc.	3.750	06-15-27	285,000	269,584
The Williams Companies, Inc.	4.650	08-15-32	167,000	158,189
TransCanada PipeLines, Ltd.	4.250	05-15-28	166,000	158,603
Var Energi ASA (A)	8.000	11-15-32	565,000	590,912
Financials 17.1%				10,887,395
Banks 7.0%
Banco Santander SA	4.379	04-12-28	250,000	232,075
Bank of America Corp. (3.846% to 3-8-32, then 5 Year CMT + 2.000%)	3.846	03-08-37	221,000	187,192
Bank of America Corp. (4.271% to 7-23-28, then 3 month LIBOR + 1.310%)	4.271	07-23-29	112,000	105,430
Bank of America Corp. (6.300% to 3-10-26, then 3 month LIBOR + 4.553%) (B)	6.300	03-10-26	59,000	58,469
BNP Paribas SA (9.250% to 11-17-27, then 5 Year CMT + 4.969%) (A)(B)	9.250	11-17-27	285,000	295,688
Citigroup, Inc. (2.561% to 5-1-31, then SOFR + 1.167%)	2.561	05-01-32	108,000	86,374
Citizens Financial Group, Inc.	3.250	04-30-30	129,000	113,489
Credit Agricole SA (A)	2.811	01-11-41	286,000	177,100
Credit Agricole SA (A)	3.250	01-14-30	409,000	335,709
JPMorgan Chase & Co. (4.600% to 2-1-25, then SOFR + 3.125%) (B)	4.600	02-01-25	86,000	76,325
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (B)	6.750	02-01-24	156,000	154,680
Lloyds Banking Group PLC	4.450	05-08-25	229,000	223,902
NatWest Group PLC (3.754% to 11-1-24, then 5 Year CMT + 2.100%)	3.754	11-01-29	230,000	212,609
Santander Holdings USA, Inc. (2.490% to 1-6-27, then SOFR + 1.249%)	2.490	01-06-28	164,000	142,320
Santander Holdings USA, Inc.	3.244	10-05-26	458,000	420,865
Santander Holdings USA, Inc.	3.450	06-02-25	315,000	299,640
Santander Holdings USA, Inc.	4.400	07-13-27	255,000	244,768
Societe Generale SA (6.221% to 6-15-32, then 1 Year CMT + 3.200%) (A)	6.221	06-15-33	320,000	297,600
The PNC Financial Services Group, Inc. (3.400% to 9-15-26, then 5 Year CMT + 2.595%) (B)	3.400	09-15-26	216,000	166,213
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) (B)	4.850	06-01-23	47,000	44,388
The PNC Financial Services Group, Inc. (3 month LIBOR + 3.678%) (B)(C)	8.118	02-01-23	58,000	57,998
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (B)	5.875	06-15-25	554,000	542,311
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	7

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets 4.3%
Ares Capital Corp.	2.150	07-15-26	602,000	$513,326
Ares Capital Corp.	2.875	06-15-28	129,000	105,971
Ares Capital Corp.	3.875	01-15-26	311,000	285,982
Ares Capital Corp.	4.200	06-10-24	40,000	38,777
Blackstone Private Credit Fund	2.350	11-22-24	170,000	156,681
Blackstone Private Credit Fund	2.700	01-15-25	134,000	124,632
Blackstone Private Credit Fund	3.250	03-15-27	35,000	30,162
Blackstone Private Credit Fund	4.000	01-15-29	458,000	389,156
Deutsche Bank AG (2.311% to 11-16-26, then SOFR + 1.219%)	2.311	11-16-27	230,000	192,120
Deutsche Bank AG (2.552% to 1-7-27, then SOFR + 1.318%)	2.552	01-07-28	297,000	249,343
Lazard Group LLC	4.375	03-11-29	32,000	29,818
Macquarie Bank, Ltd. (A)	3.624	06-03-30	229,000	185,409
Morgan Stanley (2.239% to 7-21-31, then SOFR + 1.178%)	2.239	07-21-32	105,000	81,885
Morgan Stanley (2.484% to 9-16-31, then SOFR + 1.360%)	2.484	09-16-36	249,000	185,116
The Goldman Sachs Group, Inc. (2.650% to 10-21-31, then SOFR + 1.264%)	2.650	10-21-32	212,000	170,259
Consumer finance 0.7%
Capital One Financial Corp. (1.343% to 12-6-23, then SOFR + 0.690%)	1.343	12-06-24	185,000	176,511
Discover Financial Services	4.100	02-09-27	280,000	263,083
Insurance 5.1%
Athene Holding, Ltd.	3.500	01-15-31	643,000	527,630
CNO Financial Group, Inc.	5.250	05-30-29	653,000	622,493
Liberty Mutual Group, Inc. (A)	5.500	06-15-52	420,000	378,121
MetLife, Inc. (6.400% to 12-15-36, then 3 month LIBOR + 2.205%)	6.400	12-15-36	575,000	541,549
New York Life Insurance Company (A)	3.750	05-15-50	26,000	19,946
Nippon Life Insurance Company (2.750% to 1-21-31, then 5 Year CMT + 2.653%) (A)	2.750	01-21-51	867,000	666,971
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year U.S. Swap Rate + 3.650%) (A)	5.100	10-16-44	228,000	221,105
Prudential Financial, Inc. (5.125% to 11-28-31, then 5 Year CMT + 3.162%)	5.125	03-01-52	113,000	96,604
SBL Holdings, Inc. (A)	5.000	02-18-31	120,000	93,885
Teachers Insurance & Annuity Association of America (A)	4.270	05-15-47	78,000	65,715
Health care 7.1%				4,494,919
Health care providers and services 5.8%
AmerisourceBergen Corp.	2.800	05-15-30	418,000	356,030
CVS Health Corp.	3.750	04-01-30	524,000	484,157
CVS Health Corp.	4.300	03-25-28	250,000	243,029
CVS Health Corp.	5.050	03-25-48	378,000	351,032
Fresenius Medical Care US Finance III, Inc. (A)	2.375	02-16-31	662,000	494,299
Fresenius Medical Care US Finance III, Inc. (A)	3.750	06-15-29	633,000	539,893
HCA, Inc.	4.125	06-15-29	654,000	597,664
Universal Health Services, Inc. (A)	1.650	09-01-26	345,000	296,115
Universal Health Services, Inc. (A)	2.650	10-15-30	409,000	326,991
Pharmaceuticals 1.3%
Royalty Pharma PLC	1.750	09-02-27	29,000	24,578
Viatris, Inc.	2.300	06-22-27	515,000	442,928
Viatris, Inc.	2.700	06-22-30	318,000	253,652
Viatris, Inc.	4.000	06-22-50	130,000	84,551
Industrials 18.7%				11,841,735
Aerospace and defense 4.1%
DAE Funding LLC (A)	3.375	03-20-28	686,000	597,865
Huntington Ingalls Industries, Inc.	4.200	05-01-30	464,000	426,077
The Boeing Company	3.200	03-01-29	116,000	101,991
The Boeing Company	5.040	05-01-27	615,000	609,033
The Boeing Company	5.150	05-01-30	922,000	899,532
Airlines 5.9%
American Airlines 2016-1 Class AA Pass Through Trust	3.575	01-15-28	203,598	182,247
8	JOHN HANCOCK MANAGED ACCOUNT SHARES | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Airlines (continued)
American Airlines 2017-1 Class AA Pass Through Trust	3.650	02-15-29	121,069	$106,530
American Airlines 2017-2 Class A Pass Through Trust	3.600	10-15-29	37,822	28,416
American Airlines 2019-1 Class A Pass Through Trust	3.500	02-15-32	18,153	13,161
American Airlines 2019-1 Class AA Pass Through Trust	3.150	02-15-32	515,200	422,528
American Airlines 2021-1 Class A Pass Through Trust	2.875	07-11-34	306,000	238,687
British Airways 2020-1 Class A Pass Through Trust (A)	4.250	11-15-32	298,147	266,908
British Airways 2020-1 Class B Pass Through Trust (A)	8.375	11-15-28	192,530	188,219
Delta Air Lines, Inc. (A)	4.750	10-20-28	433,000	410,441
JetBlue 2019-1 Class AA Pass Through Trust	2.750	05-15-32	779,291	648,540
United Airlines 2014-2 Class A Pass Through Trust	3.750	09-03-26	313,086	284,909
United Airlines 2016-1 Class A Pass Through Trust	3.450	07-07-28	125,886	99,478
United Airlines 2019-1 Class A Pass Through Trust	4.550	08-25-31	276,357	226,699
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27	444,195	432,487
United Airlines 2020-1 Class B Pass Through Trust	4.875	01-15-26	44,958	42,138
US Airways 2010-1 Class A Pass Through Trust	6.250	04-22-23	12,878	12,831
US Airways 2012-1 Class A Pass Through Trust	5.900	10-01-24	116,402	111,818
Building products 0.9%
Owens Corning	3.950	08-15-29	603,000	553,870
Professional services 1.0%
CoStar Group, Inc. (A)	2.800	07-15-30	773,000	635,659
Trading companies and distributors 6.5%
AerCap Ireland Capital DAC	1.650	10-29-24	10,000	9,202
AerCap Ireland Capital DAC	1.750	01-30-26	491,000	433,191
AerCap Ireland Capital DAC	2.450	10-29-26	1,779,000	1,564,263
AerCap Ireland Capital DAC	2.875	08-14-24	570,000	539,496
Air Lease Corp.	2.100	09-01-28	207,000	167,859
Air Lease Corp.	2.875	01-15-26	43,000	39,610
Air Lease Corp.	3.625	12-01-27	22,000	19,708
Ashtead Capital, Inc. (A)	1.500	08-12-26	231,000	197,797
Ashtead Capital, Inc. (A)	4.250	11-01-29	469,000	424,566
Ashtead Capital, Inc. (A)	5.500	08-11-32	385,000	369,029
SMBC Aviation Capital Finance DAC (A)	2.300	06-15-28	449,000	366,176
Transportation infrastructure 0.3%
Adani Ports & Special Economic Zone, Ltd. (A)	3.100	02-02-31	229,000	170,774
Information technology 8.9%				5,632,516
Communications equipment 0.9%
Motorola Solutions, Inc.	2.300	11-15-30	175,000	137,996
Motorola Solutions, Inc.	2.750	05-24-31	184,000	148,476
Motorola Solutions, Inc.	4.600	05-23-29	305,000	290,201
IT services 0.3%
VeriSign, Inc.	2.700	06-15-31	200,000	163,926
Semiconductors and semiconductor equipment 5.0%
Broadcom, Inc. (A)	3.419	04-15-33	251,000	203,945
Broadcom, Inc.	4.750	04-15-29	666,000	637,847
Broadcom, Inc. (A)	4.926	05-15-37	215,000	188,661
Micron Technology, Inc.	4.185	02-15-27	588,000	562,159
Micron Technology, Inc.	5.327	02-06-29	1,217,000	1,182,965
NXP BV	3.875	06-18-26	296,000	281,231
Qorvo, Inc. (A)	3.375	04-01-31	141,000	113,048
Software 1.5%
Oracle Corp.	2.950	04-01-30	151,000	129,587
Oracle Corp.	6.900	11-09-52	555,000	614,704
VMware, Inc.	4.700	05-15-30	225,000	211,274
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	9

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Technology hardware, storage and peripherals 1.2%
CDW LLC	3.569	12-01-31	203,000	$167,489
Dell International LLC	4.900	10-01-26	269,000	266,040
Dell International LLC	5.300	10-01-29	147,000	145,409
Western Digital Corp.	4.750	02-15-26	199,000	187,558
Materials 2.4%				1,503,464
Chemicals 0.6%
Braskem Netherlands Finance BV (A)	5.875	01-31-50	458,000	358,351
Metals and mining 1.8%
Anglo American Capital PLC (A)	4.750	04-10-27	229,000	220,113
Freeport-McMoRan, Inc.	4.250	03-01-30	289,000	257,388
Freeport-McMoRan, Inc.	4.625	08-01-30	288,000	263,068
Freeport-McMoRan, Inc.	5.450	03-15-43	231,000	207,105
Newmont Corp.	2.800	10-01-29	230,000	197,439
Real estate 5.0%				3,199,770
Equity real estate investment trusts 5.0%
American Homes 4 Rent LP	4.250	02-15-28	297,000	276,743
American Tower Corp.	3.800	08-15-29	247,000	225,981
Crown Castle, Inc.	3.650	09-01-27	80,000	74,671
Crown Castle, Inc.	3.800	02-15-28	59,000	55,040
Equinix, Inc.	1.550	03-15-28	79,000	65,681
GLP Capital LP	3.250	01-15-32	72,000	56,854
GLP Capital LP	4.000	01-15-30	295,000	255,921
GLP Capital LP	5.375	04-15-26	263,000	254,950
Host Hotels & Resorts LP	3.375	12-15-29	593,000	501,561
Host Hotels & Resorts LP	3.500	09-15-30	162,000	135,218
Host Hotels & Resorts LP	4.000	06-15-25	615,000	588,779
Host Hotels & Resorts LP	4.500	02-01-26	236,000	225,049
SBA Tower Trust (A)	6.599	01-15-28	118,000	118,524
VICI Properties LP (A)	4.125	08-15-30	59,000	51,121
VICI Properties LP	4.375	05-15-25	70,000	67,369
VICI Properties LP (A)	4.625	12-01-29	227,000	205,974
VICI Properties LP	5.125	05-15-32	43,000	40,334
Utilities 2.5%				1,579,360
Electric utilities 1.7%
NextEra Energy Capital Holdings, Inc.	2.250	06-01-30	159,000	131,899
NRG Energy, Inc. (A)	2.450	12-02-27	502,000	429,580
NRG Energy, Inc. (A)	4.450	06-15-29	66,000	60,749
Vistra Operations Company LLC (A)	3.700	01-30-27	165,000	150,844
Vistra Operations Company LLC (A)	4.300	07-15-29	343,000	310,034
Multi-utilities 0.8%

NiSource, Inc.	3.600	05-01-30	552,000	496,254

Municipal bonds 0.5%				$354,232
(Cost $496,466)
Foothill-Eastern Transportation Corridor Agency (California)	4.094	01-15-49	30,000	23,255
Golden State Tobacco Securitization Corp. (California)	4.214	06-01-50	108,000	82,526
Maryland Health & Higher Educational Facilities Authority	3.197	07-01-50	125,000	81,664
New Jersey Transportation Trust Fund Authority	4.081	06-15-39	60,000	49,806
Ohio Turnpike & Infrastructure Commission	3.216	02-15-48	30,000	21,967
Regents of the University of California Medical Center Pooled Revenue	3.006	05-15-50	140,000	95,014

Total investments (Cost $66,278,185) 96.7%	$61,387,765
Other assets and liabilities, net 3.3%	2,063,851
Total net assets 100.0%	$63,451,616

10	JOHN HANCOCK MANAGED ACCOUNT SHARES | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the portfolio.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $14,517,703 or 22.9% of the portfolio’s net assets as of 11-30-22.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
MANAGED ACCOUNT SHARES NON-INVESTMENT-GRADE CORPORATE BOND PORTFOLIO

As of 11-30-22 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Foreign government obligations 0.3%				$108,702
(Cost $135,854)
Argentina 0.3%				108,702
Republic of Argentina Bond (3.500% to 7-9-29, then 4.875% thereafter)	3.500	07-09-41	401,000	108,702

Corporate bonds 93.7%				$30,689,845
(Cost $34,229,236)
Communication services 15.7%				5,139,856
Diversified telecommunication services 3.7%
C&W Senior Financing DAC (A)	6.875	09-15-27	200,000	178,137
Connect Finco SARL (A)	6.750	10-01-26	226,000	213,570
GCI LLC (A)	4.750	10-15-28	148,000	126,796
Kenbourne Invest SA (A)	4.700	01-22-28	200,000	145,007
Switch, Ltd. (A)	3.750	09-15-28	55,000	55,446
Telesat Canada (A)	5.625	12-06-26	84,000	39,618
Total Play Telecomunicaciones SA de CV (A)	6.375	09-20-28	200,000	143,000
Total Play Telecomunicaciones SA de CV (A)	7.500	11-12-25	384,000	326,880
Entertainment 4.9%
Lions Gate Capital Holdings LLC (A)	5.500	04-15-29	190,000	123,500
Live Nation Entertainment, Inc. (A)	4.750	10-15-27	73,000	65,882
Netflix, Inc.	4.875	04-15-28	400,000	388,588
Netflix, Inc. (A)	4.875	06-15-30	173,000	163,406
Netflix, Inc. (A)	5.375	11-15-29	45,000	44,168
Netflix, Inc.	5.875	11-15-28	395,000	399,033
WMG Acquisition Corp. (A)	3.000	02-15-31	137,000	113,546
WMG Acquisition Corp. (A)	3.875	07-15-30	339,000	293,801
Interactive media and services 0.5%
Match Group Holdings II LLC (A)	3.625	10-01-31	75,000	57,313
Match Group Holdings II LLC (A)	4.125	08-01-30	132,000	110,220
Media 4.5%
CCO Holdings LLC (A)	4.500	06-01-33	134,000	106,344
Globo Comunicacao e Participacoes SA (A)	4.875	01-22-30	242,000	198,644
LCPR Senior Secured Financing DAC (A)	5.125	07-15-29	200,000	165,308
News Corp. (A)	3.875	05-15-29	204,000	181,305
News Corp. (A)	5.125	02-15-32	79,000	72,419
Radiate Holdco LLC (A)	6.500	09-15-28	137,000	73,939
Sirius XM Radio, Inc. (A)	4.000	07-15-28	144,000	127,270
Sirius XM Radio, Inc. (A)	5.000	08-01-27	257,000	239,843
Stagwell Global LLC (A)	5.625	08-15-29	255,000	218,663
Univision Communications, Inc. (A)	4.500	05-01-29	79,000	67,249
Univision Communications, Inc. (A)	7.375	06-30-30	20,000	19,960
Wireless telecommunication services 2.1%
Millicom International Cellular SA (A)	6.250	03-25-29	180,000	170,381
SoftBank Group Corp. (6.875% to 7-19-27, then 5 Year ICE Swap Rate + 4.854%) (B)	6.875	07-19-27	200,000	159,794
Sprint LLC	7.875	09-15-23	163,000	166,527
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	11

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Wireless telecommunication services (continued)
Vodafone Group PLC (7.000% to 1-4-29, then 5 Year U.S. Swap Rate + 4.873%)	7.000	04-04-79	185,000	$184,299
Consumer discretionary 17.7%				5,781,828
Auto components 0.3%
Dealer Tire LLC (A)	8.000	02-01-28	81,000	69,836
LCM Investments Holdings II LLC (A)	4.875	05-01-29	35,000	29,264
Automobiles 5.4%
Ford Motor Company	3.250	02-12-32	118,000	93,258
Ford Motor Credit Company LLC	2.900	02-16-28	285,000	238,082
Ford Motor Credit Company LLC	4.000	11-13-30	200,000	169,170
Ford Motor Credit Company LLC	4.125	08-17-27	235,000	214,407
Ford Motor Credit Company LLC	4.134	08-04-25	700,000	662,371
Ford Motor Credit Company LLC	5.113	05-03-29	400,000	372,916
Diversified consumer services 1.3%
GEMS MENASA Cayman, Ltd. (A)	7.125	07-31-26	200,000	190,919
Service Corp. International	4.000	05-15-31	153,000	131,089
Sotheby’s (A)	7.375	10-15-27	100,000	97,400
Hotels, restaurants and leisure 7.7%
Affinity Gaming (A)	6.875	12-15-27	112,000	96,078
CCM Merger, Inc. (A)	6.375	05-01-26	75,000	69,430
Full House Resorts, Inc. (A)	8.250	02-15-28	113,000	100,593
Hilton Domestic Operating Company, Inc. (A)	3.625	02-15-32	118,000	97,151
Hilton Grand Vacations Borrower Escrow LLC (A)	4.875	07-01-31	155,000	127,937
Hilton Grand Vacations Borrower Escrow LLC (A)	5.000	06-01-29	149,000	129,024
Jacobs Entertainment, Inc. (A)	6.750	02-15-29	74,000	66,600
MGM Resorts International	4.750	10-15-28	281,000	248,623
Midwest Gaming Borrower LLC (A)	4.875	05-01-29	151,000	130,390
Mohegan Gaming & Entertainment (A)	8.000	02-01-26	190,000	178,401
New Red Finance, Inc. (A)	4.000	10-15-30	409,000	344,443
Premier Entertainment Sub LLC (A)	5.625	09-01-29	90,000	72,000
Resorts World Las Vegas LLC (A)	4.625	04-16-29	200,000	135,916
Resorts World Las Vegas LLC (A)	4.625	04-06-31	200,000	135,464
Travel + Leisure Company (A)	4.625	03-01-30	158,000	128,020
Travel + Leisure Company	6.600	10-01-25	79,000	77,618
Wyndham Hotels & Resorts, Inc. (A)	4.375	08-15-28	91,000	81,378
Yum! Brands, Inc.	3.625	03-15-31	198,000	165,083
Yum! Brands, Inc. (A)	4.750	01-15-30	155,000	141,825
Household durables 1.4%
Brookfield Residential Properties, Inc. (A)	5.000	06-15-29	155,000	121,805
Century Communities, Inc. (A)	3.875	08-15-29	225,000	181,575
KB Home	4.000	06-15-31	168,000	134,046
KB Home	7.250	07-15-30	30,000	28,636
Multiline retail 0.2%
Macy’s Retail Holdings LLC (A)	5.875	04-01-29	36,000	33,485
Macy’s Retail Holdings LLC (A)	5.875	03-15-30	20,000	18,050
Macy’s Retail Holdings LLC (A)	6.125	03-15-32	19,000	16,867
Specialty retail 1.4%
Asbury Automotive Group, Inc. (A)	4.625	11-15-29	40,000	34,900
Asbury Automotive Group, Inc.	4.750	03-01-30	162,000	138,497
Group 1 Automotive, Inc. (A)	4.000	08-15-28	36,000	30,537
Ken Garff Automotive LLC (A)	4.875	09-15-28	96,000	81,236
Lithia Motors, Inc. (A)	3.875	06-01-29	83,000	69,637
Lithia Motors, Inc. (A)	4.375	01-15-31	84,000	71,046
Lithia Motors, Inc. (A)	4.625	12-15-27	29,000	26,825
12	JOHN HANCOCK MANAGED ACCOUNT SHARES | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer staples 4.4%				$1,428,167
Food and staples retailing 0.5%
Advantage Sales & Marketing, Inc. (A)	6.500	11-15-28	204,000	159,695
Food products 2.4%
Coruripe Netherlands BV (A)	10.000	02-10-27	200,000	166,180
MARB BondCo PLC (A)	3.950	01-29-31	252,000	195,224
NBM US Holdings, Inc. (A)	6.625	08-06-29	263,000	252,127
Post Holdings, Inc. (A)	5.500	12-15-29	182,000	167,161
Household products 0.6%
Edgewell Personal Care Company (A)	4.125	04-01-29	70,000	60,797
Edgewell Personal Care Company (A)	5.500	06-01-28	156,000	146,996
Personal products 0.9%
Natura Cosmeticos SA (A)	4.125	05-03-28	200,000	159,187
Oriflame Investment Holding PLC (A)	5.125	05-04-26	200,000	120,800
Energy 10.1%				3,318,898
Energy equipment and services 0.5%
CSI Compressco LP (A)	7.500	04-01-25	88,000	80,612
CSI Compressco LP (A)	7.500	04-01-25	27,000	24,733
CSI Compressco LP (10.000% Cash or 7.250% Cash and 3.500% PIK) (A)	10.000	04-01-26	89,978	79,181
Oil, gas and consumable fuels 9.6%
Altera Infrastructure LP (A)(C)	8.500	07-15-23	72,000	2,898
Antero Midstream Partners LP (A)	5.375	06-15-29	147,000	135,608
Antero Resources Corp. (A)	5.375	03-01-30	63,000	59,028
Ascent Resources Utica Holdings LLC (A)	5.875	06-30-29	226,000	203,680
CNX Resources Corp. (A)	7.375	01-15-31	36,000	36,019
DCP Midstream Operating LP (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (A)	5.850	05-21-43	129,000	126,201
Energean Israel Finance, Ltd. (A)	5.375	03-30-28	70,000	64,289
Energean Israel Finance, Ltd. (A)	5.875	03-30-31	94,000	83,856
Energy Transfer LP (6.500% to 11-15-26, then 5 Year CMT + 5.694%) (B)	6.500	11-15-26	345,000	296,935
EQM Midstream Partners LP (A)	7.500	06-01-27	50,000	50,531
EQM Midstream Partners LP (A)	7.500	06-01-30	40,000	40,349
Hess Midstream Operations LP (A)	4.250	02-15-30	60,000	51,300
Hess Midstream Operations LP (A)	5.500	10-15-30	19,000	17,416
Inversiones Latin America Power, Ltd. (A)	5.125	06-15-33	195,890	94,184
Leviathan Bond, Ltd. (A)	6.500	06-30-27	332,000	325,189
Leviathan Bond, Ltd. (A)	6.750	06-30-30	38,000	35,996
MC Brazil Downstream Trading SARL (A)	7.250	06-30-31	200,000	165,651
MPLX LP (6.875% to 2-15-23, then 3 month LIBOR + 4.652%) (B)	6.875	02-15-23	597,000	589,943
Parkland Corp. (A)	4.500	10-01-29	116,000	97,730
Parkland Corp. (A)	4.625	05-01-30	137,000	114,875
Petroleos Mexicanos	8.750	06-02-29	99,000	91,872
Southwestern Energy Company	4.750	02-01-32	99,000	86,554
Sunoco LP	4.500	05-15-29	70,000	60,612
Sunoco LP	4.500	04-30-30	167,000	144,891
Venture Global Calcasieu Pass LLC (A)	3.875	08-15-29	52,000	44,915
Venture Global Calcasieu Pass LLC (A)	4.125	08-15-31	132,000	113,850
Financials 6.9%				2,271,353
Banks 4.3%
Barclays PLC (4.375% to 3-15-28, then 5 Year CMT + 3.410%) (B)	4.375	03-15-28	200,000	146,978
Barclays PLC (8.000% to 3-15-29, then 5 Year CMT + 5.431%) (B)	8.000	03-15-29	200,000	188,500
Citigroup, Inc. (4.700% to 1-30-25, then SOFR + 3.234%) (B)	4.700	01-30-25	381,000	321,133
Citigroup, Inc. (6.250% to 8-15-26, then 3 month LIBOR + 4.517%) (B)	6.250	08-15-26	282,000	272,891
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (B)	5.100	06-30-23	158,000	146,260
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (B)	6.500	04-16-25	200,000	188,172
Societe Generale SA (5.375% to 11-18-30, then 5 Year CMT + 4.514%) (A)(B)	5.375	11-18-30	200,000	157,020
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	13

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets 0.7%
MSCI, Inc. (A)	3.250	08-15-33	127,000	$99,775
MSCI, Inc. (A)	3.625	11-01-31	173,000	145,694
Consumer finance 0.8%
Enova International, Inc. (A)	8.500	09-01-24	30,000	28,678
Enova International, Inc. (A)	8.500	09-15-25	157,000	144,440
OneMain Finance Corp.	6.875	03-15-25	81,000	78,675
Insurance 0.4%
Liberty Mutual Group, Inc. (4.125% to 9-15-26, then 5 Year CMT + 3.315%) (A)	4.125	12-15-51	155,000	122,309
Thrifts and mortgage finance 0.7%
Nationstar Mortgage Holdings, Inc. (A)	5.125	12-15-30	80,000	62,368
Nationstar Mortgage Holdings, Inc. (A)	5.500	08-15-28	125,000	104,822
Nationstar Mortgage Holdings, Inc. (A)	6.000	01-15-27	70,000	63,638
Health care 3.9%				1,259,781
Health care equipment and supplies 0.3%
Varex Imaging Corp. (A)	7.875	10-15-27	101,000	99,420
Health care providers and services 2.9%
AdaptHealth LLC (A)	5.125	03-01-30	117,000	99,440
DaVita, Inc. (A)	3.750	02-15-31	452,000	332,220
DaVita, Inc. (A)	4.625	06-01-30	287,000	232,321
Encompass Health Corp.	4.500	02-01-28	252,000	226,612
Encompass Health Corp.	4.625	04-01-31	73,000	63,001
Pharmaceuticals 0.7%
Organon & Company (A)	5.125	04-30-31	233,000	206,767
Industrials 19.1%				6,271,975
Aerospace and defense 0.9%
TransDigm, Inc.	5.500	11-15-27	322,000	303,485
Airlines 6.5%
American Airlines 2015-1 Class A Pass Through Trust	3.375	05-01-27	620,793	511,513
American Airlines 2015-1 Class B Pass Through Trust	3.700	05-01-23	67,028	65,729
American Airlines 2016-1 Class A Pass Through Trust	4.100	01-15-28	289,316	222,850
American Airlines 2019-1 Class A Pass Through Trust	3.500	02-15-32	178,937	129,734
American Airlines 2021-1 Class B Pass Through Trust	3.950	07-11-30	67,000	53,622
Delta Air Lines, Inc.	2.900	10-28-24	415,000	393,420
Delta Air Lines, Inc.	4.375	04-19-28	341,000	311,621
United Airlines 2016-1 Class B Pass Through Trust	3.650	01-07-26	153,646	135,970
United Airlines, Inc. (A)	4.375	04-15-26	194,000	180,619
United Airlines, Inc. (A)	4.625	04-15-29	55,000	48,962
US Airways 2010-1 Class A Pass Through Trust	6.250	04-22-23	4,379	4,362
US Airways 2011-1 Class A Pass Through Trust	7.125	10-22-23	64,119	63,322
Building products 1.0%
Builders FirstSource, Inc. (A)	4.250	02-01-32	226,000	183,209
Builders FirstSource, Inc. (A)	5.000	03-01-30	35,000	31,047
Builders FirstSource, Inc. (A)	6.375	06-15-32	115,000	106,245
Commercial services and supplies 3.6%
Albion Financing 1 SARL (A)	6.125	10-15-26	200,000	177,310
Allied Universal Holdco LLC (A)	6.000	06-01-29	200,000	143,363
APX Group, Inc. (A)	5.750	07-15-29	142,000	120,886
Cimpress PLC (A)	7.000	06-15-26	393,000	274,247
Garda World Security Corp. (A)	6.000	06-01-29	61,000	49,410
GFL Environmental, Inc. (A)	4.375	08-15-29	77,000	66,074
Graphic Packaging International LLC (A)	3.500	03-01-29	168,000	142,842
Prime Security Services Borrower LLC (A)	3.375	08-31-27	44,000	38,714
Prime Security Services Borrower LLC (A)	6.250	01-15-28	195,000	181,350
14	JOHN HANCOCK MANAGED ACCOUNT SHARES | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Construction and engineering 0.9%
Global Infrastructure Solutions, Inc. (A)	5.625	06-01-29	167,000	$129,425
Tutor Perini Corp. (A)	6.875	05-01-25	199,000	173,199
Machinery 1.0%
Hillenbrand, Inc.	3.750	03-01-31	70,000	56,875
JB Poindexter & Company, Inc. (A)	7.125	04-15-26	79,000	76,338
TK Elevator U.S. Newco, Inc. (A)	5.250	07-15-27	200,000	181,504
Professional services 0.3%
TriNet Group, Inc. (A)	3.500	03-01-29	114,000	94,763
Road and rail 2.5%
Uber Technologies, Inc. (A)	4.500	08-15-29	310,000	269,863
Uber Technologies, Inc. (A)	7.500	05-15-25	170,000	171,030
Uber Technologies, Inc. (A)	7.500	09-15-27	390,000	392,028
Trading companies and distributors 2.4%
Beacon Roofing Supply, Inc. (A)	4.125	05-15-29	130,000	109,324
BlueLinx Holdings, Inc. (A)	6.000	11-15-29	184,000	149,040
United Rentals North America, Inc.	3.875	11-15-27	265,000	242,880
United Rentals North America, Inc.	4.875	01-15-28	298,000	285,800
Information technology 2.2%				735,148
IT services 1.6%
Block, Inc.	3.500	06-01-31	90,000	73,036
Gartner, Inc. (A)	3.625	06-15-29	61,000	53,429
Gartner, Inc. (A)	4.500	07-01-28	302,000	284,309
Sabre GLBL, Inc. (A)	7.375	09-01-25	138,000	131,445
Software 0.5%
Consensus Cloud Solutions, Inc. (A)	6.500	10-15-28	165,000	149,738
Technology hardware, storage and peripherals 0.1%
Atento Luxco 1 SA (A)	8.000	02-10-26	80,000	43,191
Materials 9.2%				3,002,264
Chemicals 2.5%
Braskem Idesa SAPI (A)	6.990	02-20-32	200,000	141,750
FS Luxembourg Sarl (A)	10.000	12-15-25	200,000	201,746
Methanex Corp.	4.250	12-01-24	65,000	62,884
Sasol Financing USA LLC	5.500	03-18-31	200,000	165,963
Trinseo Materials Operating SCA (A)	5.125	04-01-29	119,000	75,714
Valvoline, Inc. (A)	3.625	06-15-31	201,000	163,815
Construction materials 1.7%
Cemex SAB de CV (A)	3.875	07-11-31	200,000	162,540
Cemex SAB de CV (A)	5.200	09-17-30	200,000	180,720
Standard Industries, Inc. (A)	3.375	01-15-31	66,000	50,598
Standard Industries, Inc. (A)	4.375	07-15-30	147,000	120,540
Standard Industries, Inc. (A)	5.000	02-15-27	37,000	34,050
Containers and packaging 1.9%
Owens-Brockway Glass Container, Inc. (A)	6.625	05-13-27	110,000	105,823
Pactiv Evergreen Group Issuer LLC (A)	4.375	10-15-28	280,000	245,000
Pactiv Evergreen Group Issuer, Inc. (A)	4.000	10-15-27	274,000	240,812
Trident TPI Holdings, Inc. (A)	6.625	11-01-25	51,000	43,868
Metals and mining 3.1%
Arconic Corp. (A)	6.125	02-15-28	91,000	85,444
First Quantum Minerals, Ltd. (A)	6.875	03-01-26	200,000	192,846
First Quantum Minerals, Ltd. (A)	6.875	10-15-27	400,000	381,008
Hudbay Minerals, Inc. (A)	4.500	04-01-26	37,000	33,509
JW Aluminum Continuous Cast Company (A)	10.250	06-01-26	15,000	15,338
Novelis Corp. (A)	4.750	01-30-30	298,000	264,951
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	15

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Metals and mining (continued)
Volcan Cia Minera SAA (A)	4.375	02-11-26	39,000	$33,345
Real estate 1.3%				427,119
Equity real estate investment trusts 1.3%
Iron Mountain Information Management Services, Inc. (A)	5.000	07-15-32	41,000	34,645
Iron Mountain, Inc. (A)	4.875	09-15-29	88,000	77,376
Iron Mountain, Inc. (A)	5.250	07-15-30	138,000	124,200
RHP Hotel Properties LP (A)	4.500	02-15-29	144,000	125,939
XHR LP (A)	4.875	06-01-29	76,000	64,959
Utilities 3.2%				1,053,456
Electric utilities 1.5%
FirstEnergy Corp.	2.650	03-01-30	141,000	116,573
NRG Energy, Inc. (A)	3.375	02-15-29	38,000	31,572
NRG Energy, Inc. (A)	3.625	02-15-31	170,000	135,941
NRG Energy, Inc. (A)	3.875	02-15-32	247,000	198,562
Gas utilities 0.6%
AmeriGas Partners LP	5.500	05-20-25	194,000	188,180
Independent power and renewable electricity producers 1.1%
DPL, Inc.	4.125	07-01-25	158,000	148,860
NextEra Energy Operating Partners LP (A)	3.875	10-15-26	193,000	181,058

NextEra Energy Operating Partners LP (A)	4.500	09-15-27	56,000	52,710
Term loans (D) 2.2%				$713,892
(Cost $759,789)
Communication services 0.2%				59,239
Media 0.2%
AP Core Holdings II LLC, High-Yield Term Loan B2 (1 month LIBOR + 5.500%)	9.571	09-01-27	67,000	59,239
Consumer discretionary 0.6%				192,777
Household durables 0.6%
Hunter Douglas, Inc., USD Term Loan B1 (3 month SOFR + 3.500%)	7.859	02-26-29	221,445	192,777
Health care 0.1%				47,356
Health care providers and services 0.1%
TTF Holdings LLC, Term Loan (1 month LIBOR + 4.000%)	8.120	03-31-28	48,077	47,356
Industrials 0.9%				300,561
Professional services 0.9%
CoreLogic, Inc., Term Loan (1 month LIBOR + 3.500%)	7.625	06-02-28	365,424	300,561
Information technology 0.0%				49
Software 0.0%
Quest Software, Inc., 2022 Term Loan (3 month SOFR + 4.250%)	8.494	02-01-29	65	49
Materials 0.4%				113,910
Containers and packaging 0.4%
Clydesdale Acquisition Holdings, Inc., Term Loan B (1 month SOFR + 4.175%)	8.361	04-13-29	33,915	32,695

Mauser Packaging Solutions Holding Company, 2017 Term Loan B (1 month LIBOR + 3.250%)	7.018	04-03-24	83,781	81,215
Asset backed securities 0.1%				$29,470
(Cost $38,000)
Asset backed securities 0.1%				29,470
Diamond Infrastructure Funding LLC
Series 2021-1A, Class C (A)	3.475	04-15-49	38,000	29,470

16	JOHN HANCOCK MANAGED ACCOUNT SHARES | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Common stocks 0.4%		$127,070
(Cost $240,108)
Utilities 0.4%		127,070
Multi-utilities 0.4%

Algonquin Power & Utilities Corp.	4,850	127,070

Preferred securities 0.2%		$71,440
(Cost $91,274)
Communication services 0.2%		71,440
Wireless telecommunication services 0.2%
Telephone & Data Systems, Inc., 6.625%	3,800	71,440

	Par value^	Value
Escrow certificates 0.0%		$50
(Cost $0)
LSC Communications, Inc. (A)(E)	80,000	50

Total investments (Cost $35,494,261) 96.9%	$31,740,469
Other assets and liabilities, net 3.1%	1,025,019
Total net assets 100.0%	$32,765,488

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the portfolio.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $20,307,620 or 62.0% of the portfolio’s net assets as of 11-30-22.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Non-income producing - Issuer is in default.
(D)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(E)	Non-income producing security.
MANAGED ACCOUNT SHARES SECURITIZED DEBT PORTFOLIO

As of 11-30-22 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Collateralized mortgage obligations 44.1%				$33,286,218
(Cost $35,105,870)
Commercial and residential 35.4%				26,697,933
Angel Oak Mortgage Trust LLC
Series 2020-R1, Class A1 (A)(B)	0.990	04-25-53	206,486	192,009
Series 2021-2, Class A1 (A)(B)	0.985	04-25-66	381,091	314,483
Series 2021-4, Class A1 (A)(B)	1.035	01-20-65	625,400	488,145
Series 2021-5, Class A1 (A)(B)	0.951	07-25-66	300,974	235,530
Arroyo Mortgage Trust
Series 2019-3, Class A1 (A)(B)	2.962	10-25-48	86,125	78,762
Series 2021-1R, Class A1 (A)(B)	1.175	10-25-48	74,951	59,148
BAMLL Commercial Mortgage Securities Trust
Series 2015-200P, Class A (A)	3.218	04-14-33	260,000	240,355
BBCMS Mortgage Trust
Series 2020-C6, Class A2	2.690	02-15-53	81,000	76,152
BBCMS Trust
Series 2015-SRCH, Class D (A)(B)	5.122	08-10-35	100,000	85,903
Benchmark Mortgage Trust
Series 2019-B12, Class A2	3.001	08-15-52	92,933	88,377
BOCA Commercial Mortgage Trust
Series 2022-BOCA, Class A (1 month CME Term SOFR + 1.770%) (A)(C)	5.564	05-15-39	453,000	438,544
Series 2022-BOCA, Class B (1 month CME Term SOFR + 2.319%) (A)(C)	6.113	05-15-39	100,000	95,496
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	17

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
BPR Trust
Series 2022-OANA, Class A (1 month CME Term SOFR + 1.898%) (A)(C)	5.692	04-15-37	961,000	$935,105
BRAVO Residential Funding Trust
Series 2021-NQM1, Class A1 (A)(B)	0.941	02-25-49	246,816	204,930
BX Commercial Mortgage Trust
Series 2020-VKNG, Class A (1 month LIBOR + 0.930%) (A)(C)	4.805	10-15-37	329,150	318,452
Series 2021-ACNT, Class A (1 month LIBOR + 0.850%) (A)(C)	4.726	11-15-38	550,000	527,400
Series 2021-CIP, Class A (1 month LIBOR + 0.921%) (A)(C)	4.796	12-15-38	1,176,000	1,130,321
Series 2021-VOLT, Class C (1 month LIBOR + 1.100%) (A)(C)	4.975	09-15-36	467,000	432,762
Series 2022-AHP, Class A (1 month CME Term SOFR + 0.990%) (A)(C)	4.784	01-17-39	423,000	404,216
BX Trust
Series 2021-MFM1, Class D (1 month LIBOR + 1.500%) (A)(C)	5.375	01-15-34	135,000	125,760
Series 2022-CLS, Class A (A)	5.760	10-13-27	283,000	279,988
BXHPP Trust
Series 2021-FILM, Class C (1 month LIBOR + 1.100%) (A)(C)	4.975	08-15-36	529,000	482,691
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class D (1 month LIBOR + 1.750%) (A)(C)	5.623	12-15-37	235,000	225,572
Cantor Commercial Real Estate Lending
Series 2019-CF1, Class A2	3.623	05-15-52	326,000	315,216
CFK Trust
Series 2020-MF2, Class A (A)	2.387	03-15-39	130,000	112,047
Citigroup Commercial Mortgage Trust
Series 2016-P4, Class A2	2.450	07-10-49	734,602	689,870
Series 2019-PRM, Class A (A)	3.341	05-10-36	315,000	308,993
Series 2019-SMRT, Class A (A)	4.149	01-10-36	275,000	267,432
Series 2020-GC46, Class A2	2.708	02-15-53	325,000	303,659
Series 2021-PRM2, Class A (1 month LIBOR + 0.950%) (A)(C)	4.826	10-15-36	215,000	205,962
COLT Mortgage Loan Trust
Series 2020-2, Class A1 (A)(B)	1.853	03-25-65	5,291	5,167
Series 2021-2, Class A1 (A)(B)	0.924	08-25-66	143,696	116,599
Series 2021-3, Class A1 (A)(B)	0.956	09-27-66	241,272	191,992
Series 2021-HX1, Class A1 (A)(B)	1.110	10-25-66	152,157	122,565
Series 2022-2, Class A1 (2.994% to 2-1-26, then 3.994% thereafter) (A)	2.994	02-25-67	199,182	175,500
COLT Mortgage Pass-Through Trust
Series 2021-1R, Class A1 (A)(B)	0.857	05-25-65	26,573	21,614
COLT Trust
Series 2020-RPL1, Class A1 (A)(B)	1.390	01-25-65	145,323	125,445
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2015-CR25, Class A4	3.759	08-10-48	310,000	295,773
Series 2020-CX, Class D (A)(B)	2.773	11-10-46	370,000	255,688
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class B (1 month LIBOR + 1.230%) (A)(C)	5.105	05-15-36	225,000	220,791
Series 2019-ICE4, Class D (1 month LIBOR + 1.600%) (A)(C)	5.475	05-15-36	325,000	314,344
Series 2020-NET, Class A (A)	2.257	08-15-37	519,934	464,517
Series 2021-NQM2, Class A1 (A)(B)	1.179	02-25-66	88,768	74,332
Series 2021-NQM5, Class A1 (A)(B)	0.938	05-25-66	75,250	56,889
Series 2021-NQM6, Class A1 (A)(B)	1.174	07-25-66	113,881	90,682
Series 2021-RPL2, Class A1A (A)(B)	1.115	01-25-60	331,761	263,856
DBJPM Mortgage Trust
Series 2020-C9, Class A2	1.900	08-15-53	260,000	236,121
Deephaven Residential Mortgage Trust
Series 2021-2, Class A1 (A)(B)	0.899	04-25-66	239,141	198,863
Ellington Financial Mortgage Trust
Series 2019-2, Class A1 (A)(B)	2.739	11-25-59	40,315	37,772
Series 2021-1, Class A1 (A)(B)	0.797	02-25-66	366,497	288,455
Flagstar Mortgage Trust
Series 2021-1, Class A2 (A)(B)	2.500	02-01-51	106,473	86,393
GCAT Trust
Series 2020-3, Class A1 (2.981% to 9-25-23, then 5.981% to 9-25-24, then 6.981% thereafter) (A)	2.981	09-25-25	75,410	72,336
Series 2020-NQM2, Class A1 (1.555% to 7-1-24, then 2.555% thereafter) (A)	1.555	04-25-65	182,640	162,838
Series 2021-NQM1, Class A1 (A)(B)	0.874	01-25-66	237,100	199,584
18	JOHN HANCOCK MANAGED ACCOUNT SHARES | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2021-NQM2, Class A1 (A)(B)	1.036	05-25-66	193,167	$149,807
Series 2021-NQM3, Class A1 (A)(B)	1.091	05-25-66	106,342	85,392
GS Mortgage Securities Trust
Series 2015-590M, Class C (A)(B)	3.932	10-10-35	115,000	99,500
Series 2019-GC39, Class A2	3.457	05-10-52	220,000	212,346
Series 2020-UPTN, Class A (A)	2.751	02-10-37	120,000	109,818
GS Mortgage-Backed Securities Trust
Series 2020-NQM1, Class A1 (A)(B)	1.382	09-27-60	235,423	213,674
Series 2021-NQM1, Class A1 (A)(B)	1.017	07-25-61	182,009	150,206
Imperial Fund Mortgage Trust
Series 2020-NQM1, Class A1 (A)(B)	1.382	10-25-55	119,828	107,526
Series 2021-NQM1, Class A1 (A)(B)	1.071	06-25-56	168,501	139,849
IMT Trust
Series 2017-APTS, Class AFX (A)	3.478	06-15-34	215,000	204,358
InTown Mortgage Trust
Series 2022-STAY, Class A (1 month CME Term SOFR + 2.489%) (A)(C)	6.283	08-15-39	865,000	856,329
Irvine Core Office Trust
Series 2013-IRV, Class A2 (A)(B)	3.279	05-15-48	233,000	229,336
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2022-OPO, Class A (A)	3.024	01-05-39	360,000	309,319
KNDL Mortgage Trust
Series 2019-KNSQ, Class C (1 month LIBOR + 1.050%) (A)(C)	4.923	05-15-36	485,000	471,815
Life Mortgage Trust
Series 2021-BMR, Class A (1 month LIBOR + 0.700%) (A)(C)	4.575	03-15-38	707,739	680,222
Series 2021-BMR, Class D (1 month LIBOR + 1.400%) (A)(C)	5.275	03-15-38	182,832	171,827
Series 2022-BMR2, Class A1 (1 month CME Term SOFR + 1.295%) (A)(C)	5.089	05-15-39	875,000	848,682
MFA Trust
Series 2021-NQM1, Class A1 (A)(B)	1.153	04-25-65	391,846	338,349
MHP Trust
Series 2022-MHIL, Class A (1 month CME Term SOFR + 0.815%) (A)(C)	4.609	01-15-27	267,206	254,645
New Residential Mortgage Loan Trust
Series 2020-1A, Class A1B (A)(B)	3.500	10-25-59	106,257	97,628
NMLT Trust
Series 2021-INV1, Class A1 (A)(B)	1.185	05-25-56	619,491	494,081
OBX Trust
Series 2021-NQM3, Class A1 (A)(B)	1.054	07-25-61	614,753	461,289
One Market Plaza Trust
Series 2017-1MKT, Class D (A)	4.146	02-10-32	200,000	184,203
SLG Office Trust
Series 2021-OVA, Class A (A)	2.585	07-15-41	465,000	375,057
Series 2021-OVA, Class C (A)	2.850	07-15-41	675,000	525,046
SMRT
Series 2022-MINI, Class A (1 month CME Term SOFR + 1.000%) (A)(C)	4.795	01-15-39	764,000	732,875
Starwood Mortgage Residential Trust
Series 2021-2, Class A1 (A)(B)	0.943	05-25-65	56,720	52,257
Series 2022-1, Class A1 (A)(B)	2.447	12-25-66	169,951	141,681
Towd Point Mortgage Trust
Series 2015-1, Class A5 (A)(B)	3.580	10-25-53	100,000	95,879
Series 2015-6, Class M2 (A)(B)	3.750	04-25-55	100,000	92,488
Series 2017-2, Class A1 (A)(B)	2.750	04-25-57	6,885	6,780
Series 2018-1, Class A1 (A)(B)	3.000	01-25-58	21,609	20,771
Series 2018-4, Class A1 (A)(B)	3.000	06-25-58	50,573	45,981
Series 2018-6, Class A1 (A)(B)	3.750	03-25-58	222,069	208,786
Series 2018-6, Class A1A (A)(B)	3.750	03-25-58	45,719	44,222
Series 2019-1, Class A1 (A)(B)	3.709	03-25-58	207,028	191,819
Series 2019-4, Class A1 (A)(B)	2.900	10-25-59	376,808	346,836
Series 2020-1, Class A1 (A)(B)	2.710	01-25-60	342,871	313,076
Series 2020-4, Class A1 (A)	1.750	10-25-60	601,619	529,495
Verus Securitization Trust
Series 2020-4, Class A1 (1.502% to 7-1-24, then 2.502% thereafter) (A)	1.502	05-25-65	299,088	266,960
Series 2020-5, Class A1 (1.218% to 10-1-24, then 2.218% thereafter) (A)	1.218	05-25-65	107,668	97,813
Series 2021-1, Class A1 (A)(B)	0.815	01-25-66	41,833	33,900
Series 2021-3, Class A1 (A)(B)	1.046	06-25-66	254,957	205,479
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	19

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2021-4, Class A1 (A)(B)	0.938	07-25-66	774,816	$594,518
Series 2021-5, Class A1 (A)(B)	1.013	09-25-66	464,482	370,610
Series 2021-R1, Class A1 (A)(B)	0.820	10-25-63	108,678	94,457
Series 2021-R2, Class A1 (A)(B)	0.918	02-25-64	186,268	168,783
Series 2022-4, Class A1 (4.474% to 4-1-26, then 5.474% thereafter) (A)	4.474	04-25-67	266,484	254,916
Visio Trust
Series 2020-1R, Class A1 (A)	1.312	11-25-55	77,367	69,092
Wells Fargo Commercial Mortgage Trust
Series 2020-C55, Class A2	2.766	02-15-53	220,000	206,759
U.S. Government Agency 8.7%				6,588,285
Federal Home Loan Mortgage Corp.
Series 2021-DNA6, Class M1 (1 month SOFR + 0.800%) (A)(C)	4.347	10-25-41	180,000	176,794
Series 2021-DNA7, Class M1 (1 month SOFR + 0.850%) (A)(C)	4.371	11-25-41	166,672	162,505
Series 2022-DNA1, Class M1A (1 month SOFR + 1.000%) (A)(C)	4.521	01-25-42	431,916	417,529
Series 2022-DNA2, Class M1A (1 month SOFR + 1.300%) (A)(C)	4.821	02-25-42	76,692	75,258
Series 2022-DNA3, Class M1A (1 month SOFR + 2.000%) (A)(C)	5.521	04-25-42	476,005	469,848
Series 2022-DNA3, Class M1B (1 month SOFR + 2.900%) (A)(C)	6.421	04-25-42	380,000	363,385
Series 2022-DNA4, Class M1A (1 month SOFR + 2.200%) (A)(C)	5.747	05-25-42	306,696	304,593
Series 2022-DNA4, Class M1B (1 month SOFR + 3.350%) (A)(C)	6.897	05-25-42	254,000	248,920
Series 2022-DNA5, Class M1B (1 month SOFR + 4.500%) (A)(C)	8.021	06-25-42	570,000	584,560
Series 2022-HQA3, Class M1B (1 month SOFR + 3.550%) (A)(C)	7.071	08-25-42	350,000	331,638
Series K048, Class X1 IO	0.345	06-25-25	10,008,135	48,410
Federal National Mortgage Association
Series 2022-R03, Class 1M1 (1 month SOFR + 2.100%) (A)(C)	5.621	03-25-42	239,263	236,423
Series 2022-R04, Class 1M1 (1 month SOFR + 2.000%) (A)(C)	5.521	03-25-42	73,415	72,499
Series 2022-R06, Class 1M1 (1 month SOFR + 2.750%) (A)(C)	6.271	05-25-42	223,449	223,449
Series 2022-R08, Class 1M1 (1 month SOFR + 2.550%) (A)(C)	6.071	07-25-42	159,783	158,725
Series 427, Class C20 IO	2.000	02-25-51	2,066,097	252,563
Series 427, Class C77 IO	2.500	09-25-51	982,517	141,470
Government National Mortgage Association
Series 2020-108, Class IO	0.847	06-16-62	2,560,612	156,604
Series 2020-114, Class IO	0.800	09-16-62	856,016	53,964
Series 2020-118, Class IO	0.885	06-16-62	731,321	46,946
Series 2020-120, Class IO	0.760	05-16-62	1,018,403	61,115
Series 2020-137, Class IO	0.794	09-16-62	4,075,070	238,034
Series 2020-150, Class IO	0.960	12-16-62	1,131,255	81,282
Series 2020-170, Class IO	0.833	11-16-62	521,811	34,007
Series 2020-92, Class IO	0.877	02-16-62	813,266	54,161
Series 2021-10, Class IO	0.983	05-16-63	447,476	33,461
Series 2021-11, Class IO	1.021	12-16-62	649,601	47,458
Series 2021-203, Class IO	0.868	07-16-63	5,836,120	402,212
Series 2021-47, Class IO	0.992	03-16-61	4,741,013	350,851
Series 2022-150, Class IO	0.824	06-16-64	5,573,951	383,854
Series 2022-181, Class IO	0.715	07-16-64	2,461,920	186,654

Series 2022-57, Class IO	0.756	09-16-63	2,969,685	189,113
Asset backed securities 52.7%				$39,853,312
(Cost $42,368,832)
Asset backed securities 52.7%				39,853,312
ABPCI Direct Lending Fund I, Ltd.
Series 2020-1A, Class A (A)	3.199	12-20-30	586,000	530,808
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2 (A)	1.937	08-15-46	865,000	731,899
Ally Auto Receivables Trust
Series 2022-1, Class A3	3.310	11-15-26	360,000	350,440
AmeriCredit Automobile Receivables Trust
Series 2020-1, Class C	1.590	10-20-25	150,000	143,994
20	JOHN HANCOCK MANAGED ACCOUNT SHARES | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
AMSR Trust
Series 2019-SFR1, Class A (A)	2.774	01-19-39	250,000	$224,624
Series 2020-SFR2, Class A (A)	1.632	07-17-37	450,000	407,431
Series 2020-SFR4, Class A (A)	1.355	11-17-37	420,000	371,006
Series 2021-SFR1, Class B (A)(B)	2.153	06-17-38	250,000	203,961
Series 2021-SFR4, Class A (A)	2.117	12-17-38	200,000	170,880
Apex Credit CLO, Ltd.
Series 2020-1A, Class A1R (3 month CME Term SOFR + 1.230%) (A)(C)	5.193	10-20-31	706,000	690,870
Applebee’s Funding LLC
Series 2019-1A, Class A2I (A)	4.194	06-05-49	632,610	598,710
Aqua Finance Trust
Series 2021-A, Class A (A)	1.540	07-17-46	501,406	457,930
Arby’s Funding LLC
Series 2020-1A, Class A2 (A)	3.237	07-30-50	263,925	225,883
Avis Budget Rental Car Funding AESOP LLC
Series 2019-3A, Class A (A)	2.360	03-20-26	663,000	615,441
Series 2020-1A, Class A (A)	2.330	08-20-26	350,000	320,669
Beacon Container Finance II LLC
Series 2021-1A, Class A (A)	2.250	10-22-46	485,067	409,795
Benefit Street Partners CLO XX, Ltd.
Series 2020-20A, Class AR (3 month LIBOR + 1.170%) (A)(C)	5.249	07-15-34	300,000	290,602
Benefit Street Partners CLO XXIII, Ltd.
Series 2021-23A, Class A1 (3 month LIBOR + 1.080%) (A)(C)	5.438	04-25-34	250,000	241,349
BRE Grand Islander Timeshare Issuer LLC
Series 2019-A, Class A (A)	3.280	09-26-33	438,515	412,255
Carlyle U.S. CLO, Ltd.
Series 2019-2A, Class A1R (3 month LIBOR + 1.120%) (A)(C)	5.199	07-15-32	250,000	243,356
Series 2020-2A, Class A1R (3 month LIBOR + 1.140%) (A)(C)	5.498	01-25-35	250,000	240,947
CarMax Auto Owner Trust
Series 2022-4, Class A3	5.340	08-16-27	112,000	112,569
CARS-DB4 LP
Series 2020-1A, Class A1 (A)	2.690	02-15-50	647,817	604,971
Series 2020-1A, Class B1 (A)	4.170	02-15-50	100,000	91,143
CF Hippolyta Issuer LLC
Series 2020-1, Class A1 (A)	1.690	07-15-60	960,079	849,786
Series 2021-1A, Class A1 (A)	1.530	03-15-61	628,494	542,076
Chase Auto Credit Linked Notes
Series 2021-3, Class B (A)	0.760	02-26-29	130,912	122,926
CIFC Funding, Ltd.
Series 2020-2A, Class AR (3 month LIBOR + 1.170%) (A)(C)	5.413	10-20-34	250,000	242,889
CLI Funding VI LLC
Series 2020-1A, Class A (A)	2.080	09-18-45	553,768	474,208
CLI Funding VIII LLC
Series 2021-1A, Class A (A)	1.640	02-18-46	586,755	494,473
Series 2022-1A, Class A (A)	2.720	01-18-47	467,024	392,424
DataBank Issuer
Series 2021-1A, Class A2 (A)	2.060	02-27-51	800,000	689,968
Series 2021-2A, Class A2 (A)	2.400	10-25-51	396,000	346,101
DB Master Finance LLC
Series 2017-1A, Class A2II (A)	4.030	11-20-47	395,288	357,685
Series 2021-1A, Class A2I (A)	2.045	11-20-51	363,330	311,464
Diamond Infrastructure Funding LLC
Series 2021-1A, Class A (A)	1.760	04-15-49	239,000	196,366
Domino’s Pizza Master Issuer LLC
Series 2017-1A, Class A23 (A)	4.118	07-25-47	715,328	655,935
Series 2019-1A, Class A2 (A)	3.668	10-25-49	356,908	301,745
Series 2021-1A, Class A2I (A)	2.662	04-25-51	758,450	634,399
Driven Brands Funding LLC
Series 2018-1A, Class A2 (A)	4.739	04-20-48	215,830	199,717
Series 2020-2A, Class A2 (A)	3.237	01-20-51	324,225	267,928
Series 2021-1A, Class A2 (A)	2.791	10-20-51	182,160	144,365
Eaton Vance CLO, Ltd.
Series 2020-2A, Class BR (3 month LIBOR + 1.700%) (A)(C)	5.779	01-15-35	250,000	236,740
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	21

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Elara HGV Timeshare Issuer LLC
Series 2019-A, Class A (A)	2.610	01-25-34	216,922	$200,994
Series 2021-A, Class A (A)	1.360	08-27-35	96,371	85,751
Exeter Automobile Receivables Trust
Series 2021-1A, Class C	0.740	01-15-26	173,361	169,095
FirstKey Homes Trust
Series 2020-SFR1, Class A (A)	1.339	08-17-37	125,001	111,532
Series 2020-SFR2, Class A (A)	1.266	10-19-37	445,748	392,947
Series 2021-SFR1, Class A (A)	1.538	08-17-38	459,431	393,368
Series 2021-SFR1, Class C (A)	1.888	08-17-38	213,000	176,925
Series 2021-SFR2, Class A (A)	1.376	09-17-38	111,820	94,495
Five Guys Funding LLC
Series 2017-1A, Class A2 (A)	4.600	07-25-47	176,763	166,256
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 (A)	3.208	01-22-29	450,000	413,559
Series 2021-1A, Class A2 (A)	2.773	04-20-29	191,000	172,372
HalseyPoint CLO II, Ltd.
Series 2020-2A, Class B (3 month LIBOR + 1.640%) (A)(C)	5.883	07-20-31	286,000	277,106
HI-FI Music IP Issuer LP
Series 2022-1A, Class A2 (A)	3.939	02-01-62	243,000	217,972
Hilton Grand Vacations Trust
Series 2018-AA, Class A (A)	3.540	02-25-32	297,275	287,178
HIN Timeshare Trust
Series 2020-A, Class A (A)	1.390	10-09-39	232,597	211,644
Home Partners of America Trust
Series 2019-1, Class A (A)	2.908	09-17-39	79,239	71,570
Series 2021-2, Class A (A)	1.901	12-17-26	121,924	105,087
Hotwire Funding LLC
Series 2021-1, Class A2 (A)	2.311	11-20-51	147,000	127,673
Hyundai Auto Receivables Trust
Series 2022-C, Class A3	5.390	06-15-27	525,000	528,830
Jack in the Box Funding LLC
Series 2019-1A, Class A23 (A)	4.970	08-25-49	112,988	99,965
Series 2022-1A, Class A2I (A)	3.445	02-26-52	203,895	177,405
Laurel Road Prime Student Loan Trust
Series 2019-A, Class A2FX (A)	2.730	10-25-48	159,048	154,252
Madison Park Funding XI, Ltd.
Series 2013-11A, Class AR2 (3 month LIBOR + 0.900%) (A)(C)	5.225	07-23-29	242,246	238,724
Marathon CLO X, Ltd.
Series 2017-10A, Class A1AR (3 month LIBOR + 1.000%) (A)(C)	5.606	11-15-29	209,941	206,345
Monroe Capital Funding, Ltd.
Series 2021-1A, Class A2 (A)	2.815	04-22-31	152,000	135,956
MVW LLC
Series 2022-2A, Class A (A)	6.110	10-21-41	170,000	171,827
MVW Owner Trust
Series 2018-1A, Class A (A)	3.450	01-21-36	53,594	51,805
Navient Private Education Refi Loan Trust
Series 2019-FA, Class A2 (A)	2.600	08-15-68	213,940	197,765
Series 2020-BA, Class A2 (A)	2.120	01-15-69	504,081	456,980
Series 2020-FA, Class A (A)	1.220	07-15-69	61,865	54,833
Series 2020-GA, Class A (A)	1.170	09-16-69	195,608	172,142
Series 2020-HA, Class A (A)	1.310	01-15-69	206,783	185,532
Series 2021-A, Class A (A)	0.840	05-15-69	616,891	526,716
Navient Student Loan Trust
Series 2020-2A, Class A1A (A)	1.320	08-26-69	74,538	62,804
Neighborly Issuer LLC
Series 2021-1A, Class A2 (A)	3.584	04-30-51	291,560	233,477
Series 2022-1A, Class A2 (A)	3.695	01-30-52	258,050	204,389
Neuberger Berman Loan Advisers CLO 34, Ltd.
Series 2019-34A, Class BR (3 month CME Term SOFR + 1.750%) (A)(C)	5.713	01-20-35	250,000	236,636
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class A1 (A)	1.910	10-20-61	997,000	842,950
Series 2021-1, Class B1 (A)	2.410	10-20-61	240,000	197,626
22	JOHN HANCOCK MANAGED ACCOUNT SHARES | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
NYACK Park CLO, Ltd.
Series 2021-1A, Class A (3 month LIBOR + 1.120%) (A)(C)	5.363	10-20-34	250,000	$242,354
Oaktree CLO, Ltd.
Series 2021-1A, Class A1 (3 month LIBOR + 1.160%) (A)(C)	5.239	07-15-34	500,000	483,807
Ocean Trails CLO X
Series 2020-10A, Class AR (3 month LIBOR + 1.220%) (A)(C)	5.299	10-15-34	250,000	241,305
OCP CLO, Ltd.
Series 2020-19A, Class AR (3 month LIBOR + 1.150%) (A)(C)	5.393	10-20-34	250,000	241,844
Octagon Investment Partners, Ltd.
Series 2020-3A, Class AR (3 month LIBOR + 1.150%) (A)(C)	5.393	10-20-34	250,000	242,202
Oxford Finance Funding LLC
Series 2019-1A, Class A2 (A)	4.459	02-15-27	57,461	56,908
Series 2020-1A, Class A2 (A)	3.101	02-15-28	32,221	31,834
Progress Residential Trust
Series 2021-SFR2, Class A (A)	1.546	04-19-38	508,546	440,185
Series 2021-SFR5, Class A (A)	1.427	07-17-38	198,450	171,168
Santander Revolving Auto Loan Trust
Series 2019-A, Class A (A)	2.510	01-26-32	475,000	446,027
SCF Equipment Leasing LLC
Series 2019-2A, Class B (A)	2.760	08-20-26	300,000	288,154
Series 2019-2A, Class C (A)	3.110	06-21-27	130,000	122,406
Series 2021-1A, Class B (A)	1.370	08-20-29	200,000	180,028
Series 2022-2A, Class A3 (A)	6.500	10-21-30	819,000	826,837
SERVPRO Master Issuer LLC
Series 2021-1A, Class A2 (A)	2.394	04-25-51	279,740	218,496
Sesac Finance LLC
Series 2019-1, Class A2 (A)	5.216	07-25-49	257,355	237,238
Sierra Timeshare Receivables Funding LLC
Series 2021-1A, Class A (A)	0.990	11-20-37	92,648	85,580
SMB Private Education Loan Trust
Series 2016-A, Class A2A (A)	2.700	05-15-31	238,143	227,587
Series 2019-B, Class A2A (A)	2.840	06-15-37	173,991	162,612
Series 2020-PTA, Class A2A (A)	1.600	09-15-54	270,844	238,581
Series 2021-A, Class APT2 (A)	1.070	01-15-53	210,255	176,528
Series 2021-D, Class A1A (A)	1.340	03-17-53	228,519	202,264
SoFi Professional Loan Program LLC
Series 2019-B, Class A2FX (A)	3.090	08-17-48	122,849	114,848
Sonic Capital LLC
Series 2020-1A, Class A2I (A)	3.845	01-20-50	515,438	455,970
Series 2020-1A, Class A2II (A)	4.336	01-20-50	449,896	386,597
Series 2021-1A, Class A2I (A)	2.190	08-20-51	895,430	712,589
Starwood Property Mortgage Trust
Series 2021-SIF2A, Class A1 (3 month CME Term SOFR + 1.550%) (A)(C)	5.414	01-15-33	250,000	244,889
Symphony Static CLO I, Ltd.
Series 2021-1A, Class A (3 month LIBOR + 0.830%) (A)(C)	5.188	10-25-29	222,187	218,739
Taco Bell Funding LLC
Series 2016-1A, Class A23 (A)	4.970	05-25-46	429,975	412,737
Series 2021-1A, Class A2I (A)	1.946	08-25-51	952,380	803,627
TAL Advantage VII LLC
Series 2020-1A, Class A (A)	2.050	09-20-45	166,088	144,557
TIF Funding II LLC
Series 2020-1A, Class A (A)	2.090	08-20-45	655,875	561,158
Series 2021-1A, Class A (A)	1.650	02-20-46	566,225	457,519
Toyota Auto Receivables Owner Trust
Series 2022-D, Class A3	5.300	09-15-27	475,000	479,183
Tricon American Homes Trust
Series 2020-SFR2, Class A (A)	1.482	11-17-39	332,722	276,028
Triton Container Finance VIII LLC
Series 2020-1A, Class A (A)	2.110	09-20-45	1,023,871	870,068
Series 2021-1A, Class A (A)	1.860	03-20-46	283,250	236,203
Vantage Data Centers LLC
Series 2019-1A, Class A2 (A)	3.188	07-15-44	592,110	557,550
Series 2020-1A, Class A2 (A)	1.645	09-15-45	310,000	270,365
Series 2020-2A, Class A2 (A)	1.992	09-15-45	620,000	503,316
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	23

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
VCP RRL ABS I, Ltd.
Series 2021-1A, Class A (A)	2.152	10-20-31	70,973	$64,137
VR Funding LLC
Series 2020-1A, Class A (A)	2.790	11-15-50	118,449	104,364
VSE VOI Mortgage LLC
Series 2017-A, Class A (A)	2.330	03-20-35	76,766	73,233
Wendy’s Funding LLC
Series 2021-1A, Class A2I (A)	2.370	06-15-51	994,413	798,940
Wingstop Funding LLC
Series 2020-1A, Class A2 (A)	2.841	12-05-50	452,580	385,197
Zaxby’s Funding LLC
Series 2021-1A, Class A2 (A)	3.238	07-30-51	237,000	192,342

Total investments (Cost $77,474,702) 96.8%	$73,139,530
Other assets and liabilities, net 3.2%	2,449,434
Total net assets 100.0%	$75,588,964

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the portfolio.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $66,168,987 or 87.5% of the portfolio’s net assets as of 11-30-22.
(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
24	JOHN HANCOCK MANAGED ACCOUNT SHARES | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENTS OF ASSETS AND LIABILITIES 11-30-22 (unaudited)

	Managed Account Shares Investment-Grade Corporate Bond Portfolio	Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio	Managed Account Shares Securitized Debt Portfolio
Assets
Unaffiliated investments, at value	$61,387,765	$31,740,469	$73,139,530
Cash	1,629,189	1,366,088	1,880,564
Dividends and interest receivable	729,004	503,784	190,375
Receivable for fund shares sold	1,658,512	895,667	1,923,130
Receivable for investments sold	—	218,559	—
Receivable from affiliates	3,629	3,792	3,997
Other assets	21,215	19,618	22,119
Total assets	65,429,314	34,747,977	77,159,715
Liabilities
Distributions payable	241,014	189,346	219,998
Payable for investments purchased	1,614,061	1,670,457	1,216,442
Payable for fund shares repurchased	100,267	100,592	111,090
Payable to affiliates
Accounting and legal services fees	2,430	1,751	3,243
Trustees’ fees	13	10	16
Other liabilities and accrued expenses	19,913	20,333	19,962
Total liabilities	1,977,698	1,982,489	1,570,751
Net assets	$63,451,616	$32,765,488	$75,588,964
Net assets consist of
Paid-in capital	$70,203,567	$39,788,244	$80,610,286
Total distributable earnings (loss)	(6,751,951)	(7,022,756)	(5,021,322)
Net assets	$63,451,616	$32,765,488	$75,588,964
Unaffiliated investments, at cost	$66,278,185	$35,494,261	$77,474,702
Total investments, at cost	66,278,185	35,494,261	77,474,702
Net asset value per share
Based on net asset values and shares outstanding-the portfolio has an unlimited number of shares authorized with no par value.
Net assets	$63,451,616	$32,765,488	$75,588,964
Shares outstanding	7,470,014	4,003,185	8,454,319
Net asset value per share	$8.49	$8.18	$8.94
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	25

STATEMENTS OF OPERATIONS For the six months ended 11-30-22 (unaudited)

	Managed Account Shares Investment-Grade Corporate Bond Portfolio	Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio	Managed Account Shares Securitized Debt Portfolio
Investment income
Interest	$875,225	$1,030,055	$926,460
Dividends from unaffiliated investments	—	12,544	—
Less foreign taxes withheld	(15)	(1,200)	—
Total investment income	875,210	1,041,399	926,460
Expenses
Investment management fees	134,749	109,853	169,168
Accounting and legal services fees	3,281	2,626	4,094
Trustees’ fees	432	421	480
Custodian fees	4,180	4,333	4,706
State registration fees	12,896	12,707	12,848
Printing and postage	7,978	8,114	8,048
Professional fees	18,124	18,423	18,171
Other	6,753	6,682	6,756
Total expenses	188,393	163,159	224,271
Less expense reductions	(188,393)	(163,159)	(224,271)
Net expenses	—	—	—
Net investment income	875,210	1,041,399	926,460
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(849,062)	(2,042,183)	(196,263)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(627,788)	(346,592)	(2,028,594)
Net realized and unrealized loss	(1,476,850)	(2,388,775)	(2,224,857)
Decrease in net assets from operations	$(601,640)	$(1,347,376)	$(1,298,397)
26	JOHN HANCOCK MANAGED ACCOUNT SHARES | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Managed Account Shares Investment-Grade Corporate Bond Portfolio		Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio		Managed Account Shares Securitized Debt Portfolio
	Six months ended 11-30-22 (unaudited)	Year ended 5-31-22	Six months ended 11-30-22 (unaudited)	Year ended 5-31-22	Six months ended 11-30-22 (unaudited)	Year ended 5-31-22
Increase (decrease) in net assets
From operations
Net investment income	$875,210	$959,490	$1,041,399	$1,579,138	$926,460	$768,508
Net realized loss	(849,062)	(360,608)	(2,042,183)	(419,309)	(196,263)	(542,571)
Change in net unrealized appreciation (depreciation)	(627,788)	(4,458,093)	(346,592)	(3,790,764)	(2,028,594)	(2,418,106)
Decrease in net assets resulting from operations	(601,640)	(3,859,211)	(1,347,376)	(2,630,935)	(1,298,397)	(2,192,169)
Distributions to shareholders
From net investment income and realized gain	(1,043,734)	(1,391,235)	(1,206,075)	(1,817,954)	(869,509)	(794,340)
Total distributions	(1,043,734)	(1,391,235)	(1,206,075)	(1,817,954)	(869,509)	(794,340)
From portfolio share transactions	27,821,272	18,086,738	(3,347,869)	20,002,604	40,330,631	15,891,816
Total increase (decrease)	26,175,898	12,836,292	(5,901,320)	15,553,715	38,162,725	12,905,307
Net assets
Beginning of period	37,275,718	24,439,426	38,666,808	23,113,093	37,426,239	24,520,932
End of period	$63,451,616	$37,275,718	$32,765,488	$38,666,808	$75,588,964	$37,426,239
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	27

Financial Highlights
MANAGED ACCOUNT SHARES INVESTMENT-GRADE CORPORATE BOND PORTFOLIO

Period ended	11-30-22[1]	5-31-22	5-31-21	5-31-20[2]
Per share operating performance
Net asset value, beginning of period	$8.97	$10.34	$10.02	$10.00
Net investment income[3]	0.17	0.29	0.28	0.30
Net realized and unrealized gain (loss) on investments	(0.44)	(1.24)	0.43	0.07
Total from investment operations	(0.27)	(0.95)	0.71	0.37
Less distributions
From net investment income	(0.21)	(0.39)	(0.38)	(0.35)
From net realized gain	—	(0.03)	(0.01)	—
Total distributions	(0.21)	(0.42)	(0.39)	(0.35)
Net asset value, end of period	$8.49	$8.97	$10.34	$10.02
Total return (%)[4]	(3.01)[5]	(9.54)	7.09	3.74[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$63	$37	$24	$8
Ratios (as a percentage of average net assets):
Expenses before reductions	0.88[6]	0.91	1.17	1.87[6]
Expenses including reductions	—[6]	—[7]	—	—[6]
Net investment income	4.09[6]	2.90	2.73	3.33[6]
Portfolio turnover (%)	20	40	58	39

[1]	Six months ended 11-30-22. Unaudited.
[2]	Period from 7-9-19 (commencement of operations) to 5-31-20.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the period.
[5]	Not annualized.
[6]	Annualized.
[7]	Less than 0.005%.
MANAGED ACCOUNT SHARES NON-INVESTMENT-GRADE CORPORATE BOND PORTFOLIO

Period ended	11-30-22[1]	5-31-22	5-31-21	5-31-20[2]
Per share operating performance
Net asset value, beginning of period	$8.77	$9.85	$9.10	$10.00
Net investment income[3]	0.25	0.45	0.48	0.52
Net realized and unrealized gain (loss) on investments	(0.55)	(1.01)	0.83	(0.87)
Total from investment operations	(0.30)	(0.56)	1.31	(0.35)
Less distributions
From net investment income	(0.29)	(0.52)	(0.56)	(0.55)
Net asset value, end of period	$8.18	$8.77	$9.85	$9.10
Total return (%)[4]	(3.41)[5]	(5.98)	14.69	(3.62)[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$33	$39	$23	$7
Ratios (as a percentage of average net assets):
Expenses before reductions	0.94[6]	0.92	1.32	1.93[6]
Expenses including reductions	—[6]	—	—	—[6,7]
Net investment income	5.97[6]	4.76	4.96	6.03[6]
Portfolio turnover (%)	36	35	34	40

[1]	Six months ended 11-30-22. Unaudited.
[2]	Period from 7-9-19 (commencement of operations) to 5-31-20.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the period.
[5]	Not annualized.
[6]	Annualized.
[7]	Less than 0.005%.
28	JOHN HANCOCK MANAGED ACCOUNT SHARES | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MANAGED ACCOUNT SHARES SECURITIZED DEBT PORTFOLIO

Period ended	11-30-22[1]	5-31-22	5-31-21	5-31-20[2]
Per share operating performance
Net asset value, beginning of period	$9.33	$10.17	$9.96	$10.00
Net investment income[3]	0.16	0.24	0.25	0.25
Net realized and unrealized gain (loss) on investments	(0.41)	(0.84)	0.25	(0.02)
Total from investment operations	(0.25)	(0.60)	0.50	0.23
Less distributions
From net investment income	(0.14)	(0.23)	(0.27)	(0.27)
From net realized gain	—	(0.01)	(0.02)	—
Total distributions	(0.14)	(0.24)	(0.29)	(0.27)
Net asset value, end of period	$8.94	$9.33	$10.17	$9.96
Total return (%)[4]	(2.64)[5]	(5.98)	5.02	2.37[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$76	$37	$25	$8
Ratios (as a percentage of average net assets):
Expenses before reductions	0.84[6]	0.93	1.25	1.86[6]
Expenses including reductions	—[6]	—	—	—[6]
Net investment income	3.45[6]	2.39	2.48	2.80[6]
Portfolio turnover (%)	11	54	32	41

[1]	Six months ended 11-30-22. Unaudited.
[2]	Period from 7-9-19 (commencement of operations) to 5-31-20.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the period.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	29

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Managed Account Shares Investment-Grade Corporate Bond Portfolio, John Hancock Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio and John Hancock Managed Account Shares Securitized Debt Portfolio (collectively, John Hancock Managed Account Shares Portfolios, or the Portfolios, and individually, Portfolio) are each a series of John Hancock Strategic Series (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective for each portfolio is to seek high level of current income consistent with prudent investment risk.
Shares of the portfolios may be purchased only by or on behalf of separately managed account clients where the portfolios’ subadvisor or an affiliate of the subadvisor (each a “Managed Account Adviser”) has an agreement with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker dealer), or directly with the client, to provide management or advisory services to the managed account.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the portfolios use the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The portfolios use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios’ investments as of November 30, 2022, by major security category or type:
	Total value at 11-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Managed Account Shares Investment-Grade Corporate Bond Portfolio
Investments in securities:
Assets
Corporate bonds	$61,033,533	—	$61,033,533	—
Municipal bonds	354,232	—	354,232	—
Total investments in securities	$61,387,765	—	$61,387,765	—

Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio
Investments in securities:
Assets
30	JOHN HANCOCK MANAGED ACCOUNT SHARES | SEMIANNUAL REPORT

	Total value at 11-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio (continued)
Foreign government obligations	$108,702	—	$108,702	—
Corporate bonds	30,689,845	—	30,689,845	—
Term loans	713,892	—	713,892	—
Asset backed securities	29,470	—	29,470	—
Common stocks	127,070	$127,070	—	—
Preferred securities	71,440	71,440	—	—
Escrow certificates	50	—	50	—
Total investments in securities	$31,740,469	$198,510	$31,541,959	—

Managed Account Shares Securitized Debt Portfolio
Investments in securities:
Assets
Collateralized mortgage obligations	$33,286,218	—	$33,286,218	—
Asset backed securities	39,853,312	—	39,853,312	—
Total investments in securities	$73,139,530	—	$73,139,530	—
Term loans (Floating rate loans). The portfolios may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.
The portfolios’ ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The portfolios’ failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the portfolios’ income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the portfolios and, if the portfolios’ exposure to such investments is substantial, it could impair the portfolios’ ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the portfolios may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.
Mortgage and asset backed securities. The portfolios may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the portfolios having to reinvest the proceeds in lower yielding securities, effectively reducing the portfolios’ income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the portfolios’ cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The portfolios are also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Real estate investment trusts. The portfolios may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the portfolios will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.
SEMIANNUAL REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	31

Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the portfolio becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Portfolios that invest internationally generally carry more risk than portfolios that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The portfolios may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the portfolios’ understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the portfolios as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The portfolios may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios’ custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end, if any, are presented under the caption Due to custodian in the Statements of assets and liabilities.
Line of credit. The portfolios and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, a portfolio can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating portfolio based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statements of operations. For the six months ended November 30, 2022, the portfolios had no borrowings under the line of credit.
Commitment fees for the six months ended November 30, 2022 were as follows:
Portfolio	Commitment fee
Managed Account Shares Investment-Grade Corporate Bond Portfolio	$1,626
Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio	1,629
Managed Account Shares Securitized Debt Portfolio	1,627
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and the portfolios’ relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of May 31, 2022, certain portfolios have capital loss carryforwards available to offset future net realized capital gains. These carryforwards do not expire. The following table details the capital loss carryforwards available as of May 31, 2022:
	No Expiration Date
Portfolio	Short Term	Long Term
Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio	$635,377	$139,158
Managed Account Shares Securitized Debt Portfolio	238,591	366,440
As of May 31, 2022, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on November 30, 2022, including short-term investments, were as follows:
Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Managed Account Shares Investment-Grade Corporate Bond Portfolio	$66,650,252	$139,680	$(5,402,167)	$(5,262,487)
Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio	35,693,224	68,404	(4,021,159)	(3,952,755)
Managed Account Shares Securitized Debt Portfolio	77,529,062	54,111	(4,443,643)	(4,389,532)
32	JOHN HANCOCK MANAGED ACCOUNT SHARES | SEMIANNUAL REPORT

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolios generally declare dividends daily and pay them monthly. Capital gain distributions, if any, are typically distributed annually.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the portfolios’ financial statements as a return of capital. The final determination of tax characteristics of the portfolio’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals, distributions payable, and amortization and accretion on debt securities.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.The portfolios have an investment management agreement with the Advisor under which the portfolios pay a daily management fee to the Advisor equivalent on an annual basis to the sum of 0.63% of the portfolios’ average daily net assets. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The portfolios are not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive or reimburse all of the portfolios’ operating expenses. Expenses, means all expenses, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolios’ business, borrowing costs, acquired fund fees and expenses paid indirectly. This agreement expires on September 30, 2023, unless renewed by mutual agreement of the portfolios and Advisor based upon a determination that this is appropriate under the circumstances at that time.
The portfolios are an integral part of a separately managed account program, and the portfolios’ manager, the portfolios’ subadvisor or their affiliates will be compensated directly or indirectly by separately managed account program sponsors or program participants for managed account advisory services. Participants in a separately managed account program pay a “wrap” fee to the sponsor of the program. Participants pay no additional fees or expenses to purchase shares of the portfolios.
For the six months ended November 30, 2022, the expense reductions described above amounted to the following:

Portfolio	Expense Reductions
Managed Account Shares Investment-Grade Corporate Bond Portfolio	$188,393
Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio	163,159
Managed Account Shares Securitized Debt Portfolio	224,271
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended November 30, 2022, were equivalent to a net annual effective rate of 0.00% of each portfolio’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred, for the six months ended November 30, 2022, amounted to an annual rate of 0.02% of the portfolios’ average daily net assets. For the six months ended November 30, 2022, these fees have been waived by the Advisor.
Transfer agent fees. The portfolios have a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, based on the average daily net assets. For the six months ended November 30, 2022, the portfolios did not incur any transfer agent fees.
Trustee expenses. The portfolios compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on their net assets relative to other funds within the John Hancock group of funds complex.
SEMIANNUAL REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	33

Note 5—Portfolio share transactions
Transactions in portfolios’ shares for the six months ended November 30, 2022 and for the year ended May 31, 2022 were as follows:
	Six Months Ended 11-30-22		Year Ended 5-31-22
	Shares	Amount	Shares	Amount
Managed Account Shares Investment-Grade Corporate Bond Portfolio
Sold	4,484,742	$37,927,318	2,977,309	$29,757,868
Repurchased	(1,171,945)	(10,106,046)	(1,184,389)	(11,671,130)
Net increase	3,312,797	$27,821,272	1,792,920	$18,086,738
Total net increase	3,312,797	$27,821,272	1,792,920	$18,086,738

	Six Months Ended 11-30-22		Year Ended 5-31-22
	Shares	Amount	Shares	Amount
Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio
Sold	1,835,479	$15,171,115	3,508,885	$33,536,601
Repurchased	(2,242,834)	(18,518,984)	(1,444,308)	(13,533,997)
Net increase (decrease)	(407,355)	$(3,347,869)	2,064,577	$20,002,604
Total net increase (decrease)	(407,355)	$(3,347,869)	2,064,577	$20,002,604

	Six Months Ended 11-30-22		Year Ended 5-31-22
	Shares	Amount	Shares	Amount
Managed Account Shares Securitized Debt Portfolio
Sold	5,504,283	$50,026,415	3,004,097	$29,700,124
Repurchased	(1,062,324)	(9,695,784)	(1,402,156)	(13,808,308)
Net increase	4,441,959	$40,330,631	1,601,941	$15,891,816
Total net increase	4,441,959	$40,330,631	1,601,941	$15,891,816
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to the following for the six months ended November 30, 2022:

Portfolio	Purchases	Sales
Managed Account Shares Investment-Grade Corporate Bond Portfolio	$34,814,514	$8,488,951
Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio	12,082,821	15,677,575
Managed Account Shares Securitized Debt Portfolio	44,594,302	6,074,829
Note 7—LIBOR discontinuation risk
LIBOR (London Interbank Offered Rate) is a measure of the average interest rate at which major global banks can borrow from one another. Following allegations of rate manipulation and concerns regarding its thin liquidity, in July 2017, the U.K. Financial Conduct Authority, which regulates LIBOR, announced that it will stop encouraging banks to provide the quotations needed to sustain LIBOR. As market participants transition away from LIBOR, LIBOR’s usefulness may deteriorate and these effects could be experienced until the permanent cessation of the majority of U.S. LIBOR rates in 2023. The transition process may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. LIBOR’s deterioration may adversely affect the liquidity and/or market value of securities that use LIBOR as a benchmark interest rate.
The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing certain LIBOR maturities, including some U.S. LIBOR maturities, on December 31, 2021, and is expected to cease publishing the remaining and most liquid U.S. LIBOR maturities on June 30, 2023. It is expected that market participants have or will transition to the use of alternative reference or benchmark rates prior to the applicable LIBOR publication cessation date. Additionally, although regulators have encouraged the development and adoption of alternative rates such as the Secured Overnight Financing Rate ("SOFR"), the future utilization of LIBOR or of any particular replacement rate remains uncertain.
The impact on the transition away from LIBOR referenced financial instruments remains uncertain. It is expected that market participants will adopt alternative rates such as SOFR or otherwise amend such financial instruments to include fallback provisions and other measures that contemplate the discontinuation of LIBOR. Uncertainty and risk remain regarding the willingness and ability of issuers and lenders to include alternative rates and revised provisions in new and existing contracts or instruments. To facilitate the transition of legacy derivatives contracts referencing LIBOR, the International Swaps and Derivatives Association, Inc. launched a protocol to incorporate fallback provisions. There are obstacles to converting certain longer term securities to a new benchmark or benchmarks and the effectiveness of one versus multiple alternative reference rates has not been determined. Certain proposed replacement rates, such as SOFR, are materially different from LIBOR, and will require changes to the applicable spreads. Furthermore, the risks associated with the conversion from LIBOR may be exacerbated if an orderly transition is not completed in a timely manner.
34	JOHN HANCOCK MANAGED ACCOUNT SHARES | SEMIANNUAL REPORT

Note 8—Coronavirus (COVID-19) pandemic
The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect portfolio performance.
Note 9—New accounting pronouncement
In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management expects that the adoption of the guidance will not have a material impact to the financial statements.
SEMIANNUAL REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	35

SHAREHOLDER MEETING

(Unaudited)
The portfolios held a Special Joint Meeting of Shareholders on Friday, September 9, 2022. The following proposal was considered by the shareholders:
Proposal: To elect eight Trustees as members of the Board of Trustees of each of the Trusts.
THE PROPOSAL PASSED ON September 9, 2022.
	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
James R. Boyle	177,164,340.014	3,716,147.788
Noni L. Ellison	177,128,347.574	3,752,140.228
Dean C. Garfield	177,036,851.380	3,843,636.422
Patricia Lizarraga	177,237,883.950	3,642,603.852
Frances G. Rathke	177,205,849.291	3,674,638.511

Non-Independent Trustees
Andrew G. Arnott	177,118,200.389	3,762,287.413
Marianne Harrison	177,285,876.701	3,594,611.101
Paul Lorentz	177,166,810.586	3,713,677.216
36	JOHN HANCOCK MANAGED ACCOUNT SHARES | SEMIANNUAL REPORT

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Strategic Series (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor), for John Hancock Managed Account Shares Investment-Grade Corporate Bond Portfolio (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 21-23, 2022 videoconference1 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a videoconference meeting held on May 24-25, 2022. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At videoconference meetings held on June 21-23, 2022, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to afﬁliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and proﬁtability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the afﬁliation of the Subadvisor with the Advisor, noting any potential conﬂicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s afﬁliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Ofﬁcer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the signiﬁcant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.

1On June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the Board’s May and June meetings were held via videoconference in reliance on the Order. This exemptive order supersedes, in part, a similar, earlier exemptive order issued by the SEC.
SEMIANNUAL REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	37

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)the background, qualiﬁcations and skills of the Advisor’s personnel;
(c)the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)the ﬁnancial condition of the Advisor and whether it has the ﬁnancial wherewithal to provide a high level and quality of services to the fund;
(f)the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the beneﬁt to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)reviewed information prepared by management regarding the fund’s performance;
(b)considered the comparative performance of an applicable benchmark index;
(c)considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index and its peer group median for the one-year period ended December 31, 2021 and underperformed for the period from July 31, 2019 through December 31, 2021. The Board took into account management’s discussion of the fund’s performance, including the fund’s favorable performance relative to the benchmark index and its peer group median for the one-year period.  The Board noted the relatively recent inception period of the fund.  The Board concluded that the fund’s performance has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund were equal to the peer group median.
The Board noted that the fund is intended to serve solely as a completion vehicle for separately managed accounts and that the fund is not distributed on a stand- alone basis. As such, and consistent with these types of products, the Board further noted that the Advisor is waiving the fund’s net total expenses to zero. The Board also took into account management’s discussion with respect to the management fee, the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fees, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor, and not the fund, is responsible for paying the subadvisory fees. As discussed above, the Board also noted that the Advisor has agreed to waive fees and/or reimburse expenses with respect to the fund.
Proﬁtability/Fall out beneﬁts. In considering the costs of the services to be provided and the proﬁts to be realized by the Advisor and its afﬁliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:
(a)reviewed ﬁnancial information of the Advisor;
(b)reviewed and considered information presented by the Advisor regarding the net proﬁtability to the Advisor and its afﬁliates with respect to the fund;
38	JOHN HANCOCK MANAGED ACCOUNT SHARES | SEMIANNUAL REPORT

(c)received and reviewed proﬁtability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)received information with respect to the Advisor’s allocation methodologies used in preparing the proﬁtability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)considered that the John Hancock insurance companies that are afﬁliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax beneﬁts, which are not available to participants in qualiﬁed retirement plans under applicable income tax law, are reﬂected in the proﬁtability information reviewed by the Board;
(f)considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)noted that afﬁliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)noted that the fund’s Subadvisor is an afﬁliate of the Advisor;
(i)noted that the Advisor also derives reputational and other indirect beneﬁts from providing advisory services to the fund;
(j)noted that the subadvisory fee for the fund is paid by the Advisor;
(k)considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)considered that the Advisor should be entitled to earn a reasonable level of proﬁts in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of proﬁtability, if any, of the Advisor and its afﬁliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reﬂect these economies of scale for the beneﬁt of fund shareholders, the Board:
(a)considered that the Advisor has agreed to waive all of its management fee and/or reimburse or pay operating expenses of the fund to reduce operating expenses to zero;
(b)also took into account management’s discussion of the fund’s advisory fee structure; and
(c)also considered the potential effect of the fund’s future growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex); and
(2)the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of stafﬁng and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualiﬁcations, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and stafﬁng matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the ﬁnancial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
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Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the proﬁtability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conﬂicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect beneﬁts that the Subadvisor and its afﬁliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational beneﬁts.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board also noted that the limited size of the Lipper peer group was not sufﬁcient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)the fund’s performance has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index;
(3)the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)noted that the subadvisory fees are paid by the Advisor not the fund.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
40	JOHN HANCOCK MANAGED ACCOUNT SHARES | SEMIANNUAL REPORT

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Strategic Series (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor), for John Hancock Managed Account Shares Non-Investment-Grade Corporate Bond Portfolio (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 21-23, 2022 videoconference1 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a videoconference meeting held on May 24-25, 2022. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At videoconference meetings held on June 21-23, 2022, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the  Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to afﬁliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and proﬁtability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the afﬁliation of the Subadvisor with the Advisor, noting any potential conﬂicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s afﬁliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Ofﬁcer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the signiﬁcant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.

1On June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the Board’s May and June meetings were held via videoconference in reliance on the Order. This exemptive order supersedes, in part, a similar, earlier exemptive order issued by the SEC.
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In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)the background, qualiﬁcations and skills of the Advisor’s personnel;
(c)the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)the financial condition of the Advisor and whether it has the ﬁnancial wherewithal to provide a high level and quality of services to the fund;
(f)the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the beneﬁt to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)reviewed information prepared by management regarding the fund’s performance;
(b)considered the comparative performance of an applicable benchmark index;
(c)considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund underperformed its benchmark index and its peer group median for the one-year period ended December 31, 2021 and for the period from July 31, 2019 through December 31, 2021.  The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to its benchmark index and peer group median for the one-year period and for the period from July 31, 2019 through December 31, 2021 including the impact of past and current market conditions on the fund’s strategy and management’s outlook for the fund. The Board noted the relatively recent inception period of the fund. The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund were equal to the peer group median.
The Board noted that the fund is intended to serve solely as a completion vehicle for separately managed accounts and that the fund is not distributed on a stand- alone basis. As such, and consistent with these types of products, the Board further noted that the Advisor is waiving the fund’s net total expenses to zero. The Board also took into account management’s discussion with respect to the management fee, the fees of the Subadvisor, including the amount of the advisory fee to be retained by the Advisor after payment of the subadvisory fees, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor, and not the fund, is responsible for paying the subadvisory fees. As discussed above, the Board also noted that the Advisor has agreed to waive fees and/or reimburse expenses with respect to the fund.
Proﬁtability/Fall out beneﬁts. In considering the costs of the services to be provided and the proﬁts to be realized by the Advisor and its afﬁliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:
(a)reviewed ﬁnancial information of the Advisor;
(b)reviewed and considered information presented by the Advisor regarding the net proﬁtability to the Advisor and its afﬁliates with respect to the fund;
42	JOHN HANCOCK MANAGED ACCOUNT SHARES | SEMIANNUAL REPORT

(c)received and reviewed proﬁtability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)received information with respect to the Advisor’s allocation methodologies used in preparing the proﬁtability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)considered that the John Hancock insurance companies that are afﬁliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax beneﬁts, which are not available to participants in qualiﬁed retirement plans under applicable income tax law, are reﬂected in the proﬁtability information reviewed by the Board;
(f)considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)noted that afﬁliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)noted that the fund’s Subadvisor is an afﬁliate of the Advisor;
(i)noted that the Advisor also derives reputational and other indirect beneﬁts from providing advisory services to the fund;
(j)noted that the subadvisory fee for the fund is paid by the Advisor;
(k)considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)considered that the Advisor should be entitled to earn a reasonable level of proﬁts in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of proﬁtability, if any, of the Advisor and its afﬁliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reﬂect these economies of scale for the beneﬁt of fund shareholders, the Board:
(a)considered that the Advisor has agreed to waive all of its management fee and/or reimburse or pay operating expenses of the fund to reduce operating expenses to zero;
(b)also took into account management’s discussion of the fund’s advisory fee structure; and
(c)also considered the potential effect of the fund’s future growth in size on their performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex); and
(2)the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of stafﬁng and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualiﬁcations, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and stafﬁng matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the ﬁnancial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
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Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the proﬁtability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conﬂicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect beneﬁts that the Subadvisor and its afﬁliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational beneﬁts.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board also noted that the limited size of the Lipper peer group was not sufﬁcient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)the performance of the fund is being monitored and reasonably addressed, where appropriate;
(3)the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)noted that the subadvisory fees are paid by the Advisor not the fund.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
44	JOHN HANCOCK MANAGED ACCOUNT SHARES | SEMIANNUAL REPORT

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Strategic Series (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor), for John Hancock Managed Account Shares Securitized Debt Portfolio (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 21-23, 2022 videoconference1 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a videoconference meeting held on May 24-25, 2022.The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At videoconference meetings held on June 21-23, 2022, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to afﬁliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and proﬁtability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the afﬁliation of the Subadvisor with the Advisor, noting any potential conﬂicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s afﬁliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Ofﬁcer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the signiﬁcant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.

1On June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the Board’s May and June meetings were held via videoconference in reliance on the Order. This exemptive order supersedes, in part, a similar, earlier exemptive order issued by the SEC.
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In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)the background, qualiﬁcations and skills of the Advisor’s personnel;
(c)the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)the ﬁnancial condition of the Advisor and whether it has the ﬁnancial wherewithal to provide a high level and quality of services to the fund;
(f)the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the beneﬁt to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)reviewed information prepared by management regarding the fund’s performance;
(b)considered the comparative performance of an applicable benchmark index;
(c)considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index for the one-year period ended December 31, 2021 and for the period from July 31, 2019 through December 31, 2021. The Board also noted that the fund underperformed its peer group median for the one-year period ended December 31, 2021 and for the period from July 31, 2019 through December 31, 2021. The Board took into account management’s discussion of the fund’s performance, and noted the relatively recent inception period of the fund. The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund were equal to the peer group median.
The Board noted that the fund is intended to serve solely as a completion vehicle for separately managed accounts and that the fund is not distributed on a stand- alone basis. As such, and consistent with these types of products, the Board further noted that the Advisor is waiving the fund’s net total expenses to zero. The Board also took into account management’s discussion with respect to the management fee, the fees of the Subadvisor, including the amount of the advisory fee to be retained by the Advisor after payment of the subadvisory fees, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor, and not the fund, is responsible for paying the subadvisory fees. As discussed above, the Board also noted that the Advisor has agreed to waive fees and/or reimburse expenses with respect to the fund.
Proﬁtability/Fall out beneﬁts. In considering the costs of the services to be provided and the proﬁts to be realized by the Advisor and its afﬁliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:
(a)reviewed ﬁnancial information of the Advisor;
(b)reviewed and considered information presented by the Advisor regarding the net proﬁtability to the Advisor and its afﬁliates with respect to the fund;
(c)received and reviewed proﬁtability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
46	JOHN HANCOCK MANAGED ACCOUNT SHARES | SEMIANNUAL REPORT

(d)received information with respect to the Advisor’s allocation methodologies used in preparing the proﬁtability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)considered that the John Hancock insurance companies that are afﬁliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax beneﬁts, which are not available to participants in qualiﬁed retirement plans under applicable income tax law, are reﬂected in the proﬁtability information reviewed by the Board;
(f)considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)noted that afﬁliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)noted that the fund’s Subadvisor is an afﬁliate of the Advisor;
(i)noted that the Advisor also derives reputational and other indirect beneﬁts from providing advisory services to the fund;
(j)noted that the subadvisory fee for the fund is paid by the Advisor;
(k)considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)considered that the Advisor should be entitled to earn a reasonable level of proﬁts in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of proﬁtability, if any, of the Advisor and its afﬁliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reﬂect these economies of scale for the beneﬁt of fund shareholders, the Board:
(a)considered that the Advisor has agreed to waive all of its management fee and/or reimburse or pay operating expenses of the fund to reduce operating expenses to zero;
(b)also took into account management’s discussion of the fund’s advisory fee structure; and
(c)also considered the potential effect of the fund’s future growth in size on their performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex); and
(2)the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of stafﬁng and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualiﬁcations, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and stafﬁng matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the ﬁnancial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the proﬁtability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conﬂicts of interest the Advisor might have in connection with the Subadvisory Agreement.
SEMIANNUAL REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	47

In addition, the Board considered other potential indirect beneﬁts that the Subadvisor and its afﬁliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational beneﬁts.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board also noted that the limited size of the Lipper peer group was not sufﬁcient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)the performance of the fund is being monitored and reasonably addressed, where appropriate;
(3)the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)noted that the subadvisory fees are paid by the Advisor not the fund.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
48	JOHN HANCOCK MANAGED ACCOUNT SHARES | SEMIANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
Peter S. Burgess*,#
William H. Cunningham*
Grace K. Fey
Noni L. Ellison^
Dean C. Garfield^
Marianne Harrison†
Deborah C. Jackson
Patricia Lizarraga*,^
Paul Lorentz‡
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Jeffrey N. Given, CFA
Howard C. Greene, CFA
Connor Minnaar, CFA§
Pranay Sonalkar
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP
† Non-Independent Trustee
* Member of the Audit Committee
# Mr. Burgess is retiring effective December 31, 2022.
^ Elected to serve as Independent Trustee effective as of September 9, 2022.
‡ Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
§ Portfolio manager of John Hancock Managed Account Shares Securitized Debt Portfolio only.
The portfolios’ proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the portfolios’ holdings as of the end of the third month of every ﬁscal quarter are ﬁled with the SEC on Form N-PORT within 60 days of the end of the ﬁscal quarter. The portfolios’ Form N-PORT ﬁlings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other portfolio details available on our website at jhinvestments.com or by calling 800-247-0278.
You can also contact us:
800-247-0278	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
SEMIANNUAL REPORT | JOHN HANCOCK MANAGED ACCOUNT SHARES	49

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NOT PART OF THE SHAREHOLDER REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Equity
Global Shareholder Yield
Global Environmental Opportunities
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Credit Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short
A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-247-0278, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock International High Dividend ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Preferred Income ETF
John Hancock U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifestyle Portfolios
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
ENVIRONMENTAL,SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-247-0278, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Managed Account Shares. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2630391	JHMASSA 11/22
1/2023

ITEM 2. CODE OF ETHICS.

(a)Not Applicable

(b)Not Applicable

(c)Not Applicable

(d)Not Applicable

(e)Not Applicable

(f)Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)Not Applicable

(b)Not Applicable

(c)Not Applicable

(d)Not Applicable

(e)Not Applicable

(f)Not Applicable

(g)Not Applicable

(h)Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)Not Applicable

(b)Not Applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED- END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

(a)The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N- CSR. See attached "John Hancock Funds – Nominating and Governance Committee Charter".

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 13. EXHIBITS.

(a)(1) Not applicable

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds – Nominating and Governance Committee Charter".

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Strategic Series

By:	/s/ Andrew Arnott
Andrew Arnott
President
Date:	January 10, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President
Date:	January 10, 2023
By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer
Date:	January 10, 2023